Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.6% ¤
CORPORATE BONDS & NOTES 91.9%
BANKING & FINANCE 14.4%
Ally Financial, Inc.
3.875% due 05/21/2024	$3,098	$2,808
4.125% due 02/13/2022	2,802	2,766
4.250% due 04/15/2021	2,966	2,913
Ardonagh Midco PLC 8.625% due 07/15/2023	2,347	2,104
CBL & Associates LP 5.250% due 12/01/2023 (g)	3,087	729
CIT Group, Inc.
4.750% due 02/16/2024	2,218	2,176
5.000% due 08/15/2022	8,235	8,091
5.000% due 08/01/2023	2,955	2,862
CoreCivic, Inc. 5.000% due 10/15/2022	2,156	2,080
Fortress Transportation & Infrastructure Investors LLC 6.750% due 03/15/2022	9,212	8,576
Freedom Mortgage Corp.
8.125% due 11/15/2024	3,194	2,601
8.250% due 04/15/2025	4,851	3,844
10.750% due 04/01/2024	2,519	2,216
Genworth Holdings, Inc.
4.900% due 08/15/2023	1,681	1,458
7.625% due 09/24/2021 (g)	1,098	1,051
Geo Group, Inc. 5.125% due 04/01/2023	1,672	1,267
HAT Holdings LLC 5.250% due 07/15/2024	2,448	2,365
Icahn Enterprises LP 4.750% due 09/15/2024	4,285	3,948
Intesa Sanpaolo SpA 5.017% due 06/26/2024	3,677	3,760
Iron Mountain, Inc. 4.375% due 06/01/2021	1,458	1,453
iStar, Inc.
4.750% due 10/01/2024	3,260	2,759
5.250% due 09/15/2022	4,275	3,980
JPMorgan Chase & Co. 3.031% (US0003M + 1.230%) due 10/24/2023 ~	1,763	1,708
KCA Deutag UK Finance PLC
7.250% due 05/15/2021 ^(b)	1,068	388
9.875% due 04/01/2022 ^(b)	1,559	578
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	12,711	11,467
LoanCore Capital Markets LLC 6.875% due 06/01/2020	1,089	1,034
MGIC Investment Corp. 5.750% due 08/15/2023	1,849	1,728
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/2024	4,171	4,030
Nationstar Mortgage Holdings, Inc. 8.125% due 07/15/2023	4,537	4,465
Navient Corp.
5.000% due 10/26/2020	997	986
5.500% due 01/25/2023	2,263	2,144
6.500% due 06/15/2022	1,819	1,778
6.625% due 07/26/2021	2,464	2,542
7.250% due 01/25/2022	260	255
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	17,191	15,555
Royal Bank of Scotland Group PLC 7.648% due 09/30/2031 •(e)	299	383
SBA Communications Corp. 4.000% due 10/01/2022	7,678	7,733
Springleaf Finance Corp.
5.625% due 03/15/2023	2,177	2,150
6.125% due 05/15/2022	4,385	4,482
6.125% due 03/15/2024	4,127	4,107
7.750% due 10/01/2021	2,782	2,797
8.250% due 12/15/2020	2,240	2,255

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Starwood Property Trust, Inc. 5.000% due 12/15/2021	5,424	5,000
Stearns Holdings LLC
5.000% due 11/05/2024	78	51
9.375% due 08/15/2020 «	2,946	0
Voya Financial, Inc. 5.650% due 05/15/2053 •	243	223
Voyager Aviation Holdings LLC 8.500% due 08/15/2021	1,924	1,825
Washington Prime Group LP 6.450% due 08/15/2024 (g)	3,256	1,933
		147,404
INDUSTRIALS 70.6%
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022 (g)	2,991	324
Acadia Healthcare Co., Inc. 5.625% due 02/15/2023	5,928	5,624
ADT Security Corp.
3.500% due 07/15/2022	2,792	2,743
6.250% due 10/15/2021	4,164	4,093
Aker BP ASA 4.750% due 06/15/2024	6,355	5,347
Albertsons Cos., Inc. 3.500% due 02/15/2023	1,238	1,228
Aleris International, Inc. 10.750% due 07/15/2023	2,079	2,037
Algeco Global Finance PLC 8.000% due 02/15/2023	3,472	2,682
Allegheny Technologies, Inc. 7.875% due 08/15/2023	4,292	4,167
American Airlines Group, Inc. 5.000% due 06/01/2022	1,917	1,550
Anixter, Inc. 5.125% due 10/01/2021	6,149	6,244
Antero Resources Corp.
5.125% due 12/01/2022	1,541	810
5.375% due 11/01/2021	2,968	2,175
5.625% due 06/01/2023 (g)	1,869	762
Arconic, Inc.
5.400% due 04/15/2021	6,541	6,488
6.150% due 08/15/2020	4,026	4,087
Ardagh Packaging Finance PLC 4.250% due 09/15/2022	2,327	2,341
Ascent Resources Utica Holdings LLC 10.000% due 04/01/2022	5,595	3,035
Ashland LLC 4.750% due 08/15/2022	589	585
Avon International Operations, Inc. 7.875% due 08/15/2022	250	225
Avon Products, Inc. 7.000% due 03/15/2023	3,917	3,250
B.C. Unlimited Liability Co. 4.250% due 05/15/2024	10,530	10,569
Ball Corp. 4.000% due 11/15/2023	3,474	3,526
Barminco Finance Pty. Ltd. 6.625% due 05/15/2022	2,160	2,101
Bausch Health Cos., Inc.
5.500% due 03/01/2023	4,419	4,369
5.875% due 05/15/2023	2,997	2,973
6.500% due 03/15/2022	5,892	5,973
BCD Acquisition, Inc. 9.625% due 09/15/2023	5,179	4,324
Bombardier, Inc.
6.000% due 10/15/2022	50	38
6.125% due 01/15/2023	4,183	2,975
8.750% due 12/01/2021	6,545	5,477
Bruin E&P Partners LLC 8.875% due 08/01/2023	4,180	355
Cablevision Systems Corp. 5.875% due 09/15/2022	9,435	9,580
California Resources Corp. 8.000% due 12/15/2022	2,155	48
Carvana Co. 8.875% due 10/01/2023	2,151	2,049
Centene Corp. 4.750% due 05/15/2022	5,203	5,257
CF Industries, Inc. 3.450% due 06/01/2023	3,760	3,723
Chemours Co. 6.625% due 05/15/2023	11,133	9,533

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	9,904	8,716
Chesapeake Energy Corp.
5.750% due 03/15/2023	3,373	363
6.625% due 08/15/2020	894	268
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	8,626	7,472
Clearwater Paper Corp. 4.500% due 02/01/2023	1,552	1,424
CNX Resources Corp. 5.875% due 04/15/2022	2,468	2,277
Cogent Communications Group, Inc. 5.375% due 03/01/2022	2,902	2,941
CommScope, Inc.
5.000% due 06/15/2021	350	350
5.500% due 03/01/2024	4,670	4,755
5.500% due 06/15/2024	2,179	2,029
Community Health Systems, Inc.
6.250% due 03/31/2023	9,757	9,336
6.625% due 02/15/2025	587	547
8.000% due 03/15/2026	120	115
8.125% due 06/30/2024	2,519	1,764
8.625% due 01/15/2024	50	50
9.875% due 06/30/2023 þ	2,257	1,780
Consolidated Communications, Inc. 6.500% due 10/01/2022 (g)	2,063	1,821
Continental Resources, Inc.
4.500% due 04/15/2023	248	137
5.000% due 09/15/2022	974	605
CPG Merger Sub LLC 8.000% due 10/01/2021	6,842	6,699
Crown Americas LLC 4.500% due 01/15/2023	11,478	11,839
CSC Holdings LLC
5.250% due 06/01/2024	4,834	4,876
6.750% due 11/15/2021	11,596	12,022
DAE Funding LLC 4.500% due 08/01/2022	100	94
DaVita, Inc. 5.125% due 07/15/2024	12,314	12,354
DCP Midstream Operating LP
3.875% due 03/15/2023	2,500	2,018
4.950% due 04/01/2022	2,387	1,977
5.850% due 05/21/2043 •	1,870	917
Dell International LLC 5.875% due 06/15/2021	2,733	2,733
Dell, Inc. 4.625% due 04/01/2021	2,782	2,786
Denbury Resources, Inc.
7.750% due 02/15/2024	2,397	381
9.000% due 05/15/2021	3,011	901
Diamond Offshore Drilling, Inc. 3.450% due 11/01/2023	2,155	655
Diamond Resorts International, Inc. 7.750% due 09/01/2023	200	145
DISH DBS Corp.
5.125% due 05/01/2020	6,375	6,348
5.875% due 07/15/2022	9,855	9,650
6.750% due 06/01/2021	7,991	8,147
DKT Finance ApS 9.375% due 06/17/2023	3,549	3,718
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021	2,160	1,924
Edgewell Personal Care Co. 4.700% due 05/19/2021	2,980	2,929
Eldorado Resorts, Inc. 7.000% due 08/01/2023	3,209	2,908
EMC Corp.
2.650% due 06/01/2020	910	908
3.375% due 06/01/2023	3,130	3,106
Endo Dac 6.000% due 07/15/2023	3,246	2,376
Energy Transfer Operating LP 6.250% due 02/15/2023 •(e)	2,741	1,362
Enerpac Tool Group Corp. 5.625% due 06/15/2022	1,850	1,727
Ensign Drilling, Inc. 9.250% due 04/15/2024	6,034	2,263
Extraction Oil & Gas, Inc. 7.375% due 05/15/2024	3,462	645
Fairstone Financial, Inc. 7.875% due 07/15/2024	5,979	5,673
Ferrellgas LP 6.750% due 01/15/2022	4,407	3,805

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	3,402	3,412
5.250% due 04/15/2023	3,484	3,317
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	6,580	6,590
5.125% due 03/15/2023	3,152	3,113
5.125% due 05/15/2024	2,677	2,654
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	9,618	9,278
3.875% due 03/15/2023	11,170	10,709
GameStop Corp. 6.750% due 03/15/2021 (g)	1,798	1,290
GFL Environmental, Inc. 5.625% due 05/01/2022	2,203	2,241
Global Ship Lease, Inc. 9.875% due 11/15/2022	355	331
Great Lakes Dredge & Dock Corp. 8.000% due 05/15/2022	2,909	2,872
Griffon Corp. 5.250% due 03/01/2022	6,401	6,001
Grinding Media, Inc. 7.375% due 12/15/2023	3,108	2,922
Gulfport Energy Corp. 6.625% due 05/01/2023	3,582	1,033
Hanesbrands, Inc. 4.625% due 05/15/2024	3,582	3,569
Harvest Operations Corp. 2.330% due 04/14/2021	10	10
HCA, Inc. 5.875% due 05/01/2023	7,961	8,360
Hertz Corp. 7.625% due 06/01/2022	2,132	1,743
HudBay Minerals, Inc. 7.250% due 01/15/2023	4,334	3,808
iHeartCommunications, Inc.
6.375% due 05/01/2026	1,483	1,412
8.375% due 05/01/2027	2,188	1,875
Infor U.S., Inc. 6.500% due 05/15/2022	9,332	9,142
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 (g)	3,940	1,478
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	4,283	2,661
8.500% due 10/15/2024	2,744	1,745
9.500% due 09/30/2022	1,686	1,734
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 (g)	3,600	765
International Game Technology PLC 6.250% due 02/15/2022	6,000	5,549
Ithaca Energy North Sea PLC 9.375% due 07/15/2024	4,629	2,210
Jaguar Holding Co. 6.375% due 08/01/2023	4,455	4,566
JC Penney Corp., Inc. 5.650% due 06/01/2020	24	13
KB Home
7.000% due 12/15/2021	3,490	3,485
7.500% due 09/15/2022	4,234	4,281
Kenan Advantage Group, Inc. 7.875% due 07/31/2023	85	72
KGA Escrow LLC 7.500% due 08/15/2023	1,061	975
Kinetic Concepts, Inc. 12.500% due 11/01/2021	3,472	3,502
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023	4,905	4,065
L Brands, Inc.
5.625% due 02/15/2022	2,544	2,378
5.625% due 10/15/2023	2,500	2,091
6.625% due 04/01/2021	2,629	2,494
Lamb Weston Holdings, Inc. 4.625% due 11/01/2024	2,815	2,790
Laredo Petroleum, Inc. 9.500% due 01/15/2025	2,063	833
Lennar Corp.
4.750% due 04/01/2021	2,132	2,122
4.750% due 11/15/2022	1,232	1,214
6.250% due 12/15/2021	2,446	2,461
6.625% due 05/01/2020	567	571
Mattel, Inc. 3.150% due 03/15/2023	2,995	2,841
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	11,523	10,687

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

MEG Energy Corp. 7.000% due 03/31/2024	1,133	530
MGM Resorts International 7.750% due 03/15/2022	2,368	2,358
Midas Intermediate Holdco LLC 7.875% due 10/01/2022	2,508	1,626
MPH Acquisition Holdings LLC 7.125% due 06/01/2024	4,428	3,886
Murray Energy Corp. 11.250% due 04/15/2021 ^(b)	3,255	4
Nabors Industries, Inc.
4.625% due 09/15/2021	1,911	1,224
5.000% due 09/15/2020	774	719
Navios Maritime Holdings, Inc. 7.375% due 01/15/2022	3,953	1,532
NCR Corp. 5.000% due 07/15/2022	3,301	3,115
Netflix, Inc. 5.500% due 02/15/2022	4,458	4,569
Newfield Exploration Co. 5.750% due 01/30/2022	2,054	1,400
Nielsen Finance LLC 5.000% due 04/15/2022	18,823	17,452
Nine Energy Service, Inc. 8.750% due 11/01/2023	4,157	1,080
Nokia Oyj 3.375% due 06/12/2022	2,580	2,588
Northwest Acquisitions ULC 7.125% due 11/01/2022	2,388	1,183
NuStar Logistics LP
4.750% due 02/01/2022	3,053	2,418
4.800% due 09/01/2020	1,323	1,162
NXP BV 3.875% due 09/01/2022	243	244
Oasis Petroleum, Inc. 6.875% due 03/15/2022	1,788	367
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022	3,468	3,303
Owens-Brockway Glass Container, Inc. 5.000% due 01/15/2022	6,375	6,474
Party City Holdings, Inc. 6.125% due 08/15/2023 (g)	5,031	1,207
PetSmart, Inc. 7.125% due 03/15/2023	5,626	5,342
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500% due 12/01/2022 (a)	6,732	5,268
PolyOne Corp. 5.250% due 03/15/2023	1,438	1,377
Precision Drilling Corp.
6.500% due 12/15/2021	9	7
7.750% due 12/15/2023	3,012	1,231
Prime Security Services Borrower LLC 5.250% due 04/15/2024	2,043	2,031
QEP Resources, Inc. 5.375% due 10/01/2022	2,501	1,197
QVC, Inc. 4.850% due 04/01/2024	3,299	2,859
Rackspace Hosting, Inc. 8.625% due 11/15/2024 (g)	7,694	6,903
Radiate Holdco LLC 6.875% due 02/15/2023	7,291	6,699
Range Resources Corp. 5.000% due 08/15/2022	5,786	4,381
Revlon Consumer Products Corp.
5.750% due 02/15/2021 (g)	5,461	4,460
6.250% due 08/01/2024	1,274	304
Reynolds Group Issuer, Inc. 5.125% due 07/15/2023	10,067	10,054
Rite Aid Corp.
6.125% due 04/01/2023	1,871	1,623
7.500% due 07/01/2025	1,186	1,136
Riverbed Technology, Inc. 8.875% due 03/01/2023	1,481	948
Rockpoint Gas Storage Canada Ltd. 7.000% due 03/31/2023	4,796	3,531
RR Donnelley & Sons Co. 7.875% due 03/15/2021	70	71
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	10	10
Sabre GLBL, Inc. 5.375% due 04/15/2023	3,176	2,926
Sanchez Energy Corp. 7.750% due 06/15/2021 ^(b)	2,029	14

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Sensata Technologies BV 4.875% due 10/15/2023	1,831	1,753
ServiceMaster Co. LLC 5.125% due 11/15/2024	4,845	4,815
Sirius XM Radio, Inc.
3.875% due 08/01/2022	156	157
4.625% due 07/15/2024	5,061	5,168
Sophia LP 9.000% due 09/30/2023	1,230	1,222
Southwestern Energy Co. 4.100% due 03/15/2022	60	46
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	4,352	3,779
Standard Industries, Inc. 5.500% due 02/15/2023	1,163	1,131
Sunoco LP 4.875% due 01/15/2023	6,339	6,177
T-Mobile USA, Inc. 4.000% due 04/15/2022	1,690	1,707
Teine Energy Ltd. 6.875% due 09/30/2022	2,203	2,067
Tenet Healthcare Corp.
4.625% due 09/01/2024	5,052	4,864
6.750% due 06/15/2023	11,663	10,832
8.125% due 04/01/2022	9,883	9,392
THQ, Inc. 12.000% due 08/15/2021 ^«(b)	2,000	64
Toll Brothers Finance Corp. 5.875% due 02/15/2022	4,137	4,158
TRI Pointe Group, Inc. 4.875% due 07/01/2021	1,042	977
Trident TPI Holdings, Inc. 9.250% due 08/01/2024	2,575	2,160
Triumph Group, Inc. 6.250% due 09/15/2024	8,981	8,061
Unisys Corp. 10.750% due 04/15/2022	167	176
Unit Corp. 6.625% due 05/15/2021	3,888	302
United Airlines Holdings, Inc. 4.250% due 10/01/2022	1,681	1,540
Univision Communications, Inc. 5.125% due 05/15/2023	17,186	15,339
Valaris PLC
4.875% due 06/01/2022	2,993	676
8.000% due 01/31/2024	3,412	337
Vericast Corp. 8.375% due 08/15/2022	3,623	2,825
VeriSign, Inc. 4.625% due 05/01/2023	4,600	4,583
Veritas U.S., Inc. 10.500% due 02/01/2024 (g)	1,401	1,193
Videotron Ltd. 5.000% due 07/15/2022	3,967	3,967
Virgin Australia Holdings Ltd. 7.875% due 10/15/2021	2,848	1,326
Watco Cos. LLC 6.375% due 04/01/2023	1,513	1,488
WEX, Inc. 4.750% due 02/01/2023	779	755
Whiting Petroleum Corp.
5.750% due 03/15/2021	2,826	209
6.250% due 04/01/2023	1,834	151
Williams Scotsman International, Inc. 6.875% due 08/15/2023	3,392	3,116
WPX Energy, Inc.
5.250% due 09/15/2024	5,058	3,123
8.250% due 08/01/2023	4,908	3,650
WR Grace & Co-Conn 5.125% due 10/01/2021	6,208	6,328
Wyndham Destinations, Inc.
4.250% due 03/01/2022	1,147	1,020
5.400% due 04/01/2024	5,654	4,827
XPO Logistics, Inc.
6.125% due 09/01/2023	2,804	2,762
6.500% due 06/15/2022	8,513	8,580
6.750% due 08/15/2024	12,980	12,773
Yum! Brands, Inc.
3.875% due 11/01/2020	1,784	1,773

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

3.875% due 11/01/2023	2,719	2,552
		725,282
UTILITIES 6.9%
AES Corp. 4.000% due 03/15/2021	3,459	3,418
American Midstream Partners LP 9.500% due 12/15/2021	2,189	2,077
Blue Racer Midstream LLC 6.125% due 11/15/2022	6,399	4,833
CenturyLink, Inc.
5.625% due 04/01/2020	4,928	4,928
5.800% due 03/15/2022	3,707	3,761
6.450% due 06/15/2021	4,229	4,316
7.500% due 04/01/2024 (g)	2,986	3,288
Crestwood Midstream Partners LP 6.250% due 04/01/2023	6,780	3,841
Frontier Communications Corp. 10.500% due 09/15/2022 ^(b)	4,445	1,199
Great Western Petroleum LLC 9.000% due 09/30/2021	1,215	788
NGPL PipeCo LLC 4.375% due 08/15/2022	6,798	6,494
Parsley Energy LLC 5.375% due 01/15/2025	4,172	3,254
PBF Logistics LP 6.875% due 05/15/2023	2,089	1,303
Qwest Corp. 6.750% due 12/01/2021	2,718	2,775
Sprint Communications, Inc.
6.000% due 11/15/2022	2,358	2,466
7.000% due 08/15/2020	2,334	2,357
Sprint Corp.
7.250% due 09/15/2021	1,849	1,916
7.875% due 09/15/2023	7,987	8,855
Targa Resources Partners LP 4.250% due 11/15/2023	4,183	3,626
Telecom Italia SpA 5.303% due 05/30/2024	5,065	5,128
		70,623
Total Corporate Bonds & Notes (Cost $1,116,251)		943,309
	SHARES
WARRANTS 0.2%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc. - Exp. 05/01/2039	243,827	1,782
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «	216,813	0
Total Warrants (Cost $5,035)		1,782
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
AGFC Capital Trust 3.581% (US0003M + 1.750%) due 01/15/2067 ~	797,000	322
Total Preferred Securities (Cost $476)		322
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS (i) 5.3%		54,742
U.S. TREASURY BILLS 0.2%
0.219% due 04/07/2020 - 06/18/2020 (c)(d)(l)	$2,401	2,401

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $57,142)		57,143
Total Investments in Securities (Cost $1,178,904)		1,002,556
	SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
MUTUAL FUNDS 1.8%
PIMCO Government Money Market Fund 0.080% (f)(g)(h)	18,343,379	18,343
Total Short-Term Instruments (Cost $18,343)		18,343
Total Investments in Affiliates (Cost $18,343)		18,343
Total Investments 99.4% (Cost $1,197,247)		$1,020,899
Financial Derivative Instruments (j)(k) (0.2)%(Cost or Premiums, net $5,710)		(2,287)
Other Assets and Liabilities, net 0.8%		8,311
Net Assets 100.0%		$1,026,923

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)	Securities with an aggregate market value of $20,909 were out on loan in exchange for $21,343 of cash collateral as of March 31, 2020.
(h)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$3,542	U.S. Treasury Notes 1.750% due 05/31/2022		$(3,614)	$3,542	$3,542
MBC	0.000	03/31/2020	04/01/2020	51,200	U.S. Treasury Bonds 2.750% due 08/15/2047		(1,865)	51,200	51,200
					U.S. Treasury Notes 2.000% due 10/31/2022		(51,044)
Total Repurchase Agreements							$(56,523)	$54,742	$54,742
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
							Variation Margin
Description			Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 5-Year Note June Futures			06/2020	335	$41,995	$1,625		$0	$(16)
Total Futures Contracts						$1,625		$0	$(16)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$86,718	$5,838	$(10,001)	$(4,163)	$0	$(1,012)
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	1,176	(69)	(1)	(70)	0	(15)
Total Swap Agreements					$5,769	$(10,002)	$(4,233)	$0	$(1,027)
Cash of $8,460 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	1.116% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2020	$6,700	$(31)	$(615)	$0	$(646)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.116% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2020	5,900	(28)	(570)	0	(598)
Total Swap Agreements								$(59)	$(1,185)	$0	$(1,244)
(l)

Securities with an aggregate market value of $1,416 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$147,404	$0		$147,404
Industrials						0	725,218	64		725,282
Utilities						0	70,623	0		70,623
Warrants
Communication Services						0	1,782	0		1,782
Preferred Securities
Banking & Finance						0	322	0		322
Short-Term Instruments
Repurchase Agreements						0	54,742	0		54,742
U.S. Treasury Bills						0	2,401	0		2,401
						$0	$1,002,492	$64		$1,002,556
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds						18,343	0	0		18,343
Total Investments						$18,343	$1,002,492	$64		$1,020,899
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(16)	(1,027)	0		(1,043)
Over the counter						0	(1,244)	0		(1,244)
						$(16)	$(2,271)	$0		$(2,287)
Total Financial Derivative Instruments						$(16)	$(2,271)	$0		$(2,287)
Totals						$18,327	$1,000,221	$64		$1,018,612

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2021	$50,688	$49,659
0.125% due 01/15/2022	53,836	53,063
0.125% due 04/15/2022	49,393	48,695
0.125% due 07/15/2022	53,250	52,751
0.125% due 01/15/2023	48,046	47,461
0.125% due 07/15/2024	54,022	54,150
0.125% due 10/15/2024	21,077	21,338
0.250% due 01/15/2025	39,651	40,016
0.375% due 07/15/2023	61,244	61,618
0.500% due 04/15/2024	42,729	43,359
0.625% due 07/15/2021	39,483	39,113
0.625% due 04/15/2023	57,701	58,146
0.625% due 01/15/2024	53,046	53,930
2.375% due 01/15/2025	35,941	39,868
Total U.S. Treasury Obligations (Cost $665,594)		663,167
Total Investments in Securities (Cost $665,594)		663,167
Total Investments 99.9% (Cost $665,594)		$663,167
Other Assets and Liabilities, net 0.1%		686
Net Assets 100.0%		$663,853

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$663,167	$0	$663,167

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$23,258	$25,541
0.750% due 02/15/2042	22,728	25,473
0.750% due 02/15/2045	22,652	25,918
0.875% due 02/15/2047	17,970	21,407
1.000% due 02/15/2046	19,142	23,278
1.000% due 02/15/2048	17,102	21,085
1.000% due 02/15/2049	20,426	25,431
1.375% due 02/15/2044	22,169	28,465
2.125% due 02/15/2040	8,484	11,871
2.125% due 02/15/2041	25,432	35,437
Total U.S. Treasury Obligations (Cost $224,950)		243,906
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		1,166
Total Short-Term Instruments (Cost $1,166)		1,166
Total Investments in Securities (Cost $226,116)		245,072
Total Investments 99.9% (Cost $226,116)		$245,072
Other Assets and Liabilities, net 0.1%		235
Net Assets 100.0%		$245,307

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$1,166	U.S. Treasury Notes 1.750% due 05/31/2022		$(1,189)	$1,166	$1,166
Total Repurchase Agreements							$(1,189)	$1,166	$1,166
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
U.S. Treasury Obligations					$0	$243,906	$0	$243,906
Short-Term Instruments
Repurchase Agreements					0	1,166	0	1,166
Total Investments					$0	$245,072	$0	$245,072

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury STRIPS (a)
0.000% due 02/15/2045	$24,917	$17,625
0.000% due 05/15/2045	24,704	17,443
0.000% due 08/15/2045	24,918	17,580
0.000% due 11/15/2045	25,108	17,669
0.000% due 02/15/2046	24,929	17,434
0.000% due 05/15/2046	24,727	17,209
0.000% due 08/15/2046	25,071	17,410
0.000% due 11/15/2046	24,779	17,183
0.000% due 02/15/2047	24,968	17,294
0.000% due 05/15/2047	25,031	17,193
0.000% due 08/15/2047	24,799	16,878
0.000% due 11/15/2047	24,916	16,882
0.000% due 02/15/2048	25,037	16,869
0.000% due 05/15/2048	24,885	16,737
0.000% due 08/15/2048	24,955	16,720
0.000% due 11/15/2048	24,775	16,580
0.000% due 02/15/2049	24,924	16,555
0.000% due 05/15/2049	24,701	16,346
0.000% due 08/15/2049	24,787	16,374
0.000% due 11/15/2049	23,905	15,774
Total U.S. Treasury Obligations (Cost $268,859)		339,755
Total Investments in Securities (Cost $268,859)		339,755
Total Investments 100.0% (Cost $268,859)		$339,755
Other Assets and Liabilities, net 0.0%		(27)
Net Assets 100.0%		$339,728

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$339,755	$0	$339,755

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042	$3,900	$2,963
Jefferies Finance LLC 4.239% - 4.250% (LIBOR03M + 3.250%) due 06/03/2026 ~	2,288	1,925
PG&E Corp. 3.120% (LIBOR03M + 2.250%) due 12/31/2020 ~	5,000	4,975
State of Qatar
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~	2,500	2,497
2.721% (LIBOR03M + 0.800%) due 12/21/2020 «~	2,500	2,498
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	2,400	2,406
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	3,460	2,834
Total Loan Participations and Assignments (Cost $21,953)		20,098
CORPORATE BONDS & NOTES 30.4%
BANKING & FINANCE 18.7%
AerCap Ireland Capital DAC 3.875% due 01/23/2028	2,100	1,605
Aircastle Ltd. 4.250% due 06/15/2026	3,800	3,265
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	2,883
American International Group, Inc. 4.200% due 04/01/2028	1,000	1,051
American Tower Corp. 3.375% due 10/15/2026	3,300	3,308
Aviation Capital Group LLC 3.500% due 11/01/2027	500	382
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	3,900	3,033
3.950% due 07/01/2024	3,500	2,935
Banco Santander Mexico S.A. 4.125% due 11/09/2022	4,300	4,201
Bank of America Corp.
3.093% due 10/01/2025 •	6,500	6,643
3.419% due 12/20/2028 •	20,118	20,815
3.593% due 07/21/2028 •	9,000	9,229
Barclays Bank PLC 7.625% due 11/21/2022 (g)	17,400	17,809
Barclays PLC 4.375% due 01/12/2026	1,500	1,531
BBVA Bancomer S.A. 6.500% due 03/10/2021	6,000	6,044
BGC Partners, Inc. 5.375% due 07/24/2023	5,000	5,004
Blackstone Holdings Finance Co. LLC 3.500% due 09/10/2049	5,400	4,908
BNP Paribas S.A. 4.400% due 08/14/2028	700	754
BPCE S.A. 5.700% due 10/22/2023	6,600	6,793
Brandywine Operating Partnership LP 3.950% due 11/15/2027	1,500	1,411
Brixmor Operating Partnership LP
3.650% due 06/15/2024	7,000	6,523
4.125% due 05/15/2029	5,000	5,138
Cantor Fitzgerald LP 4.875% due 05/01/2024	1,300	1,299
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,500	4,042
CIT Group, Inc. 4.750% due 02/16/2024	4,000	3,925
Citigroup, Inc.
3.668% due 07/24/2028 •	5,000	5,191
3.887% due 01/10/2028 •	10,000	10,315
5.500% due 09/13/2025	4,000	4,452
Cooperatieve Rabobank UA 3.875% due 09/26/2023	6,150	6,335

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Credit Suisse AG 6.500% due 08/08/2023 (g)	15,400	15,743
Credit Suisse Group AG 7.500% due 12/11/2023 •(f)(g)	4,400	4,263
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025	5,600	5,669
Crown Castle International Corp.
4.300% due 02/15/2029	2,000	2,078
4.450% due 02/15/2026	5,200	5,441
CyrusOne LP 2.900% due 11/15/2024	5,600	5,532
Deutsche Bank AG
3.375% due 05/12/2021	13,100	12,414
3.961% due 11/26/2025 •	2,000	1,853
4.250% due 10/14/2021	3,600	3,427
Discover Financial Services 4.500% due 01/30/2026	5,400	5,520
E*TRADE Financial Corp. 4.500% due 06/20/2028	1,000	1,041
EPR Properties
4.500% due 06/01/2027	4,300	3,864
4.750% due 12/15/2026	700	638
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,000	975
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	2,135
Ford Motor Credit Co. LLC
3.350% due 11/01/2022	3,100	2,868
3.550% due 10/07/2022	5,000	4,688
5.875% due 08/02/2021	3,900	3,842
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	700	759
Global Atlantic Fin Co. 4.400% due 10/15/2029	6,000	5,287
GLP Capital LP
4.000% due 01/15/2030	5,100	4,324
5.750% due 06/01/2028	2,600	2,316
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	7,600	7,825
3.850% due 01/26/2027	13,000	13,405
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	5,000	4,720
Hampton Roads PPV LLC 6.621% due 06/15/2053	35,436	44,228
Harborwalk Funding Trust 5.077% due 02/15/2069 •	3,250	3,846
Healthcare Trust of America Holdings LP 3.750% due 07/01/2027	4,600	4,255
HSBC Holdings PLC
4.250% due 03/14/2024	6,000	6,183
4.250% due 08/18/2025	7,400	7,730
4.583% due 06/19/2029 •	5,300	5,653
Hudson Pacific Properties LP 3.950% due 11/01/2027	900	859
JPMorgan Chase & Co. 3.782% due 02/01/2028 •	19,000	20,446
LeasePlan Corp. NV 2.875% due 10/24/2024	3,300	3,239
Life Storage LP 3.875% due 12/15/2027	2,100	1,893
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	1,300	1,293
7.500% due 09/27/2025 •(f)(g)	5,000	4,497
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,798
Mid-America Apartments LP 4.000% due 11/15/2025	7,500	7,821
MMcapS Funding Ltd. 1.522% (US0003M + 0.290%) due 12/26/2039 ~	772	679
Morgan Stanley
3.772% due 01/24/2029 •	17,500	18,503
7.500% due 04/02/2032 þ(h)	9,000	7,872
Navient Corp.
5.875% due 03/25/2021	400	393
6.500% due 06/15/2022	950	929
New York Life Insurance Co. 4.450% due 05/15/2069	3,700	3,889
Nomura Holdings, Inc. 2.648% due 01/16/2025	2,300	2,256
Nordea Bank Abp 6.125% due 09/23/2024 •(f)(g)	550	490
Ohio National Financial Services, Inc. 5.550% due 01/24/2030	3,300	3,339
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	3,350	3,596

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Pacific Life Insurance Co. 9.250% due 06/15/2039	5,000	8,462
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	4,000	3,451
Physicians Realty LP 4.300% due 03/15/2027	2,000	1,869
Piper Jaffray Cos. 4.740% due 10/15/2021	4,000	3,795
Preferred Term Securities Ltd. 1.041% (US0003M + 0.300%) due 03/22/2037 ~	2,985	2,537
Royal Bank of Scotland Group PLC
4.519% due 06/25/2024 •	5,000	5,042
4.800% due 04/05/2026	1,000	996
8.625% due 08/15/2021 •(f)(g)	3,000	2,941
Sabra Health Care LP 4.800% due 06/01/2024	3,600	3,660
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	2,900	2,924
3.823% due 11/03/2028 •	5,000	5,279
Service Properties Trust
3.950% due 01/15/2028	3,000	2,235
4.250% due 02/15/2021	2,200	2,092
4.375% due 02/15/2030	1,300	988
Spirit Realty LP 4.450% due 09/15/2026	700	667
Springleaf Finance Corp.
6.125% due 05/15/2022	4,500	4,600
8.250% due 12/15/2020	5,500	5,537
State Bank of India 4.000% due 01/24/2022	5,000	5,007
STORE Capital Corp. 4.625% due 03/15/2029	2,100	2,125
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024	6,800	6,793
Trust Fibra Uno 4.869% due 01/15/2030	4,500	3,916
UBS AG
5.125% due 05/15/2024 (g)	1,800	1,818
7.625% due 08/17/2022 (g)	15,700	16,179
UBS Group AG 7.000% due 02/19/2025 •(f)(g)	200	194
UDR, Inc. 3.500% due 07/01/2027	2,400	2,337
UniCredit SpA 7.830% due 12/04/2023	5,000	5,346
VEREIT Operating Partnership LP 3.100% due 12/15/2029	4,000	3,466
Wells Fargo & Co. 3.584% due 05/22/2028 •	15,000	15,737
Welltower, Inc. 3.625% due 03/15/2024	5,000	4,917
		553,048
INDUSTRIALS 10.4%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	3,000	2,494
AP Moller - Maersk A/S 3.750% due 09/22/2024	2,500	2,448
Arrow Electronics, Inc.
3.250% due 09/08/2024	5,000	4,736
3.875% due 01/12/2028	2,500	2,402
Ashtead Capital, Inc. 4.250% due 11/01/2029	5,000	4,271
Bacardi Ltd.
4.450% due 05/15/2025	5,000	5,265
5.150% due 05/15/2038	1,200	1,259
BAT Capital Corp. 4.390% due 08/15/2037	3,100	2,884
Bowdoin College 4.693% due 07/01/2112	3,400	4,012
Broadcom, Inc. 3.625% due 10/15/2024	7,000	6,884
Campbell Soup Co. 3.650% due 03/15/2023	3,400	3,467
Centene Corp. 4.250% due 12/15/2027	4,200	4,231
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	1,000	1,062
Charter Communications Operating LLC 4.908% due 07/23/2025	4,600	4,964
Choice Hotels International, Inc. 3.700% due 12/01/2029	6,700	5,410
Citrix Systems, Inc.
3.300% due 03/01/2030	3,200	2,995
4.500% due 12/01/2027	3,000	3,107

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

CommonSpirit Health 4.187% due 10/01/2049	7,300	6,952
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	3,935
4.500% due 09/16/2025	3,500	3,633
CSX Corp. 3.800% due 04/15/2050	1,800	1,899
CVS Health Corp.
3.000% due 08/15/2026	4,000	3,994
3.700% due 03/09/2023	4,700	4,899
3.750% due 04/01/2030	2,600	2,696
4.100% due 03/25/2025	10,000	10,543
4.125% due 04/01/2040	7,150	7,212
4.250% due 04/01/2050	3,400	3,550
Dell International LLC
4.000% due 07/15/2024	6,500	6,570
5.450% due 06/15/2023	4,000	4,110
eBay, Inc. 3.600% due 06/05/2027	1,000	1,032
Ecopetrol S.A. 5.875% due 09/18/2023	5,200	5,129
Energy Transfer Operating LP 5.200% due 02/01/2022	2,275	2,142
Energy Transfer Partners LP
4.500% due 11/01/2023	5,000	4,537
5.000% due 10/01/2022	2,500	2,279
ERAC USA Finance LLC 3.800% due 11/01/2025	900	936
Expedia Group, Inc. 3.800% due 02/15/2028	2,500	2,168
Fairstone Financial, Inc. 7.875% due 07/15/2024	2,000	1,897
Flex Ltd.
4.750% due 06/15/2025	1,600	1,611
4.875% due 06/15/2029	2,000	1,909
Georgetown University 5.215% due 10/01/2118	6,560	9,693
Global Payments, Inc.
2.650% due 02/15/2025	2,600	2,582
3.200% due 08/15/2029	2,600	2,555
Imperial Brands Finance PLC 3.500% due 07/26/2026	5,000	4,626
Kinder Morgan Energy Partners LP 4.300% due 05/01/2024	850	851
Kinder Morgan, Inc. 5.625% due 11/15/2023	2,000	2,093
Kraft Heinz Foods Co. 3.950% due 07/15/2025	5,000	4,925
Las Vegas Sands Corp. 3.200% due 08/08/2024	3,600	3,248
Magellan Health, Inc. 4.900% due 09/22/2024	5,500	5,108
Marvell Technology Group Ltd. 4.200% due 06/22/2023	3,000	3,072
Massachusetts Institute of Technology 4.678% due 07/01/2114	1,360	1,881
Micron Technology, Inc. 4.185% due 02/15/2027	6,000	6,090
MPLX LP 4.250% due 12/01/2027	4,200	3,642
New York and Presbyterian Hospital 4.763% due 08/01/2116	3,000	3,726
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	9,692	7,253
NVIDIA Corp.
3.500% due 04/01/2050	2,400	2,628
3.700% due 04/01/2060	4,100	4,456
Oracle Corp. 3.600% due 04/01/2050 (c)	15,800	15,808
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,460
Prosus NV 3.680% due 01/21/2030	2,700	2,452
QVC, Inc. 4.450% due 02/15/2025	1,250	1,030
Rockies Express Pipeline LLC 3.600% due 05/15/2025	3,000	2,080
Rolls-Royce PLC 3.625% due 10/14/2025	2,000	2,058
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	1,839
5.750% due 05/15/2024	800	752
5.875% due 06/30/2026	3,000	2,863
Sands China Ltd.
4.600% due 08/08/2023	6,600	6,788
5.400% due 08/08/2028	1,200	1,135

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Sprint Spectrum Co. LLC 4.738% due 09/20/2029	6,500	6,687
Sunoco Logistics Partners Operations LP 5.950% due 12/01/2025	2,300	2,122
Syngenta Finance NV 4.441% due 04/24/2023	5,400	5,093
Tech Data Corp. 4.950% due 02/15/2027	2,420	2,450
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	8,000	6,808
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023	5,500	5,053
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	3,801	3,173
United Airlines Pass-Through Trust 3.450% due 01/07/2030	2,691	2,499
Wesleyan University 4.781% due 07/01/2116	3,248	3,959
Western Midstream Operating LP
3.100% due 02/01/2025	3,000	1,574
3.950% due 06/01/2025	7,547	3,882
Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024	1,800	1,792
4.950% due 09/15/2028	5,930	5,465
WRKCo, Inc. 3.900% due 06/01/2028	500	514
ZF North America Capital, Inc. 4.500% due 04/29/2022	2,500	2,336
		308,625
UTILITIES 1.3%
AT&T, Inc.
4.300% due 02/15/2030	4,163	4,490
4.500% due 03/09/2048	600	654
Consolidated Edison Co. of New York, Inc. 3.950% due 04/01/2050	3,000	3,138
Edison International 2.950% due 03/15/2023	700	678
Enable Midstream Partners LP 3.900% due 05/15/2024	2,750	1,529
Exelon Corp. 4.050% due 04/15/2030 (c)	3,250	3,225
FirstEnergy Corp. 3.900% due 07/15/2027	6,000	6,078
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	4,450	4,626
NGPL PipeCo LLC 4.875% due 08/15/2027	3,200	2,856
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	725	615
Plains All American Pipeline LP 3.600% due 11/01/2024	7,262	5,983
San Diego Gas & Electric Co. 3.320% due 04/15/2050 (c)	3,100	3,096
SES S.A. 3.600% due 04/04/2023	1,700	1,668
		38,636
Total Corporate Bonds & Notes (Cost $906,557)		900,309
MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 0.4%
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	6,000	6,213
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,191	2,849
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	2,100	2,649
		11,711
FLORIDA 0.3%
Palm Beach County, Florida Revenue Bonds, Series 2013 5.250% due 11/01/2043	7,520	8,607
ILLINOIS 0.3%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	6,800	7,640

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, Series 2017 3.800% due 07/01/2022	1,000	1,026
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	7,900	9,489
		10,515
NEW YORK 0.3%
Port Authority of New York & New Jersey Revenue Bonds, Series 2015 4.810% due 10/15/2065	1,000	1,198
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	7,500	6,992
		8,190
TEXAS 0.2%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	4,164
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,300	2,262
		6,426
VIRGINIA 0.2%
University of Virginia Revenue Bonds, Series 2017 4.179% due 09/01/2117	870	1,040
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,300	5,003
		6,043
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	3,540	3,434
Total Municipal Bonds & Notes (Cost $58,926)		62,566
U.S. GOVERNMENT AGENCIES 48.8%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(d)	184	172
0.541% due 08/25/2022 ~(a)	11,346	112
2.500% due 03/25/2033	2	2
3.000% due 03/25/2033 - 04/25/2043	10	12
3.360% due 01/01/2037 •	16	16
3.500% due 06/25/2042 - 05/25/2043	616	700
3.616% due 12/01/2028 •	207	207
3.905% due 11/01/2035 •	2	2
4.000% due 10/01/2026 - 07/01/2044	2,430	2,576
4.085% due 10/01/2035 •	3	3
4.218% due 09/01/2034 •	34	34
4.500% due 09/01/2023 - 06/01/2051	2,499	2,675
4.820% due 04/01/2036 •	11	12
5.000% due 05/01/2026 - 11/01/2039	1,627	1,728
5.053% due 09/25/2042 •(a)	56,922	9,848
5.473% due 04/25/2040 •(a)	71	11
5.500% due 12/01/2031 - 04/01/2039	1,468	1,610
5.675% due 05/25/2042 •	206	264
6.000% due 05/25/2031 - 09/01/2037	1,778	2,002
6.253% due 05/25/2036 •(a)	1,541	280
6.500% due 01/01/2036 - 05/01/2038	109	124
7.000% due 04/01/2037 - 11/01/2038	275	301
7.500% due 10/01/2037	79	94
17.983% due 01/25/2036 •	169	237
22.095% due 07/25/2023 •	6	7
Fannie Mae, TBA 3.000% due 06/01/2040	11,500	12,018
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(d)	781	763
2.173% due 06/15/2040 ~(a)	16,668	873
3.000% due 01/01/2043 - 04/01/2043	19	21
3.500% due 12/15/2028 (a)	2,469	159
3.500% due 10/01/2033 - 10/01/2046	22,118	23,747
3.500% due 06/01/2047 - 04/01/2049 (j)	168,853	179,285
3.990% due 11/01/2023 •	1	1
4.000% due 09/01/2033 - 09/01/2048	146,020	157,090
4.000% due 06/01/2047 - 06/01/2049 (j)	81,410	87,200
4.325% due 05/15/2041 •	2,228	2,498
4.500% due 02/01/2034 - 02/01/2045	8,186	8,931
4.514% due 10/01/2036 •	1	1
4.687% due 06/15/2042 •	2,040	2,479
4.723% due 12/01/2031 •	75	75
4.745% due 07/01/2036 •	20	20

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

5.000% due 03/01/2033 - 07/15/2041	627	700
5.000% due 08/15/2039 (a)	71	2
5.250% due 04/15/2033	33	38
5.500% due 01/01/2023 - 10/01/2037	1,964	2,194
6.000% due 01/01/2034 - 08/01/2037	147	162
6.500% due 01/01/2037 - 07/01/2037	27	28
8.491% due 01/15/2041 •	5,689	6,667
8.500% due 12/01/2022 - 03/01/2023	24	24
9.000% due 12/01/2025 - 08/01/2030	5	5
9.500% due 01/01/2025	9	9
10.000% due 05/01/2020 - 04/01/2025	3	3
17.434% due 10/15/2023 •	84	102
17.725% due 05/15/2033 •	54	83
Ginnie Mae
3.500% due 12/20/2040 - 03/20/2045	2,042	2,165
3.500% due 03/20/2047 (j)	20,224	21,647
4.000% due 09/20/2040 - 04/20/2043	1,141	1,219
4.000% due 01/20/2045 - 06/15/2047 (j)	45,625	48,976
4.500% due 08/20/2038 - 02/20/2047	3,472	3,719
4.750% due 01/20/2035	41	49
5.000% due 03/20/2034 - 05/20/2047	774	827
5.500% due 04/16/2034 - 11/20/2038	73	82
6.000% due 08/20/2038 - 02/20/2039	93	101
6.500% due 12/20/2038	27	30
Ginnie Mae, TBA 3.000% due 05/01/2050	16,000	16,904
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (d)	2,500	1,597
4.250% due 09/15/2065	10,000	15,662
Uniform Mortgage-Backed Security
2.500% due 11/01/2049 - 02/01/2050	237	246
3.000% due 07/01/2049 - 03/01/2050	2,914	3,060
3.500% due 09/01/2045 - 08/01/2049	149,988	159,178
3.500% due 03/01/2049 - 05/01/2049 (j)	44,816	47,399
4.000% due 12/01/2020 - 08/01/2049	162,970	175,852
4.000% due 12/01/2048 - 01/01/2049 (j)	38,649	41,279
4.500% due 08/01/2020 - 11/01/2048	50,525	54,742
4.500% due 01/01/2049 - 02/01/2049 (j)	11,907	12,825
4.750% due 09/01/2033	137	148
5.000% due 08/01/2020 - 09/01/2025	214	226
7.000% due 10/01/2020 - 01/01/2023	453	472
7.500% due 10/01/2021 - 01/01/2022	95	98
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2050 - 06/01/2050	111,928	115,561
3.000% due 04/01/2050 - 05/01/2050	194,300	203,710
4.000% due 05/01/2050	10,000	10,675
Total U.S. Government Agencies (Cost $1,406,229)		1,446,656
U.S. TREASURY OBLIGATIONS 9.2%
U.S. Treasury Bonds
2.250% due 08/15/2049	144,600	175,971
2.375% due 11/15/2049	45,700	57,077
3.000% due 02/15/2049 (l)(n)	2,000	2,790
U.S. Treasury Inflation Protected Securities (e)
0.250% due 07/15/2029 (n)	34,084	35,432
Total U.S. Treasury Obligations (Cost $229,542)		271,270
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Investment Trust 3.033% due 09/25/2045 •	10	10
BAMLL Commercial Mortgage Securities Trust 1.905% due 03/15/2034 •	5,385	5,023
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	1,147	1,078
Banc of America Funding Trust 1.767% due 08/27/2036 ~	8,598	6,904
BCAP LLC Trust 1.097% due 05/25/2047 ^•	3,490	2,854
Bear Stearns ALT-A Trust 1.587% due 04/25/2034 •	30	28
Chase Mortgage Finance Trust 6.000% due 05/25/2036	5,516	3,898
ChaseFlex Trust 6.500% due 02/25/2037	4,754	2,493
Citigroup Mortgage Loan Trust
1.747% due 08/25/2035 ^•	940	809
3.228% due 09/25/2059 þ	3,817	3,791
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034	3,018	2,927
Countrywide Alternative Loan Trust
1.093% due 12/20/2035 •	5,028	4,151
1.197% due 06/25/2037 ^•	771	516
5.500% due 07/25/2035	1,868	1,567
5.500% due 08/25/2035	565	526

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

5.500% due 12/25/2035	1,190	1,019
5.500% due 02/25/2036	2,392	2,124
5.750% due 05/25/2036	531	346
6.000% due 04/25/2037	5,528	5,234
6.250% due 08/25/2036	471	337
Countrywide Home Loan Mortgage Pass-Through Trust
1.487% due 03/25/2035 •	125	110
3.494% due 03/20/2036 ~	1,059	914
3.757% due 02/20/2036 ~	1,368	1,220
3.775% due 11/25/2037 ~	4,146	3,586
Countrywide Home Loan Reperforming REMIC Trust 1.287% due 01/25/2036 •	2,592	2,381
Credit Suisse First Boston Mortgage Securities Corp.
1.597% due 11/25/2031 •	37	23
4.172% due 11/25/2034 ~	36	34
Credit Suisse Mortgage Capital Certificates
3.549% due 08/26/2058	4,674	4,860
6.000% due 07/25/2037 ^	999	885
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 03/25/2037	1,225	976
6.421% due 10/25/2037 ~	4,715	3,830
Credit Suisse Mortgage Capital Trust
3.319% due 10/27/2059 ~	4,925	4,837
3.322% due 10/25/2058 ~	3,815	3,988
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.187% due 01/25/2047 •	4,378	3,057
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	229	210
5.665% due 02/25/2036 ~	2,124	1,949
Great Hall Mortgages PLC 1.019% due 06/18/2039 •	2,531	2,369
GSMPS Mortgage Loan Trust 1.297% due 01/25/2036 •	2,876	2,214
GSR Mortgage Loan Trust
3.932% due 01/25/2036 ~	2,272	2,081
4.124% due 11/25/2035 ~	18	16
4.680% due 09/25/2034 ~	254	227
6.000% due 03/25/2036	5,900	3,646
6.500% due 05/25/2036	855	404
HarborView Mortgage Loan Trust
0.955% due 12/19/2036 •	2,970	2,154
1.290% due 03/19/2035 •	1,973	1,768
HomeBanc Mortgage Trust 1.277% due 10/25/2035 •	1,037	1,014
IndyMac Mortgage Loan Trust 3.864% due 09/25/2036 ~	2,167	1,597
JPMorgan Alternative Loan Trust 3.907% due 12/25/2035 ^~	764	587
JPMorgan Mortgage Trust
4.012% due 02/25/2036 ^~	1,217	994
4.222% due 07/25/2035 ~	30	28
6.000% due 08/25/2037 ^	1,120	802
6.500% due 01/25/2036 ^	6,514	4,973
JPMorgan Resecuritization Trust 5.444% due 07/27/2037 ~	15	15
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	5,136	4,606
Lehman XS Trust
1.137% due 11/25/2046 •	4,321	3,517
2.966% due 11/25/2035 •	66	63
MASTR Adjustable Rate Mortgages Trust
1.674% due 04/25/2034 ~	1,423	1,191
3.287% (US0012M + 1.750%) due 12/25/2035 ~	7,313	6,578
3.786% due 03/25/2035 ~	792	774
Merrill Lynch Mortgage Investors Trust
1.507% due 07/25/2029 •	427	380
3.721% due 05/25/2029 ~	17	15
Morgan Stanley Mortgage Loan Trust 3.798% due 06/25/2036 ~	4,073	3,773
Nomura Asset Acceptance Corp. Alternative Loan Trust 1.197% due 06/25/2037 •	3,901	2,876
Nomura Resecuritization Trust 6.500% due 10/26/2037	2,916	2,107
RBSGC Mortgage Loan Trust 1.327% due 12/25/2034 •	1,996	1,580
Residential Asset Securitization Trust
1.497% due 08/25/2033 •	39	33
5.500% due 08/25/2034	2,034	2,105
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	972	890
Sequoia Mortgage Trust
1.123% due 07/20/2033 •	37	31
2.099% due 02/20/2035 •	893	813
Thornburg Mortgage Securities Trust
2.187% due 06/25/2037 •	342	278
4.361% due 10/25/2046 •	2,588	2,309

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 2.484% due 10/25/2046 •	2,000	1,612
Wells Fargo Mortgage-Backed Securities Trust
4.403% due 12/28/2037 ~	3,573	3,350
4.839% due 08/25/2036 ^~	666	606
Total Non-Agency Mortgage-Backed Securities (Cost $155,442)		142,871
ASSET-BACKED SECURITIES 10.6%
AASET Trust 3.967% due 05/16/2042	2,104	1,666
AASET U.S. Ltd. 3.844% due 01/16/2038	2,921	2,438
Adams Mill CLO Ltd. 2.931% due 07/15/2026 •	976	967
Aegis Asset-Backed Securities Trust 1.427% due 08/25/2035 •	427	397
ALESCO Preferred Funding Ltd.
1.945% due 09/23/2038 •	3,092	2,814
2.258% due 12/23/2036 •	1,636	1,473
Allegro CLO Ltd. 2.990% due 01/30/2026 •	225	225
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.554% due 06/25/2033 •	4,647	4,260
Arbor Realty Commercial Real Estate Notes Ltd. 1.855% due 05/15/2037 •	6,500	5,807
Argent Securities Trust 1.137% due 03/25/2036 •	4,565	3,839
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.177% due 01/25/2036 •	1,934	1,645
Asset-Backed Funding Certificates Trust
1.087% due 10/25/2036 •	2,121	1,858
1.187% due 09/25/2036 •	3,913	3,334
Asset-Backed Securities Corp. Home Equity Loan Trust
1.757% due 06/25/2034 •	3,471	3,042
3.930% due 08/15/2032 •	526	470
Atrium Corp. 2.632% due 04/22/2027 •	1,900	1,873
Avery Point CLO Ltd. 2.939% due 01/18/2025 •	892	892
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ	4,463	4,432
3.967% due 03/28/2034 þ	599	597
Bear Stearns Asset-Backed Securities Trust
1.177% due 11/25/2036 •	3,200	2,291
1.847% due 03/25/2034 •	3,171	2,887
1.922% due 12/25/2034 •	3,086	2,773
Black Diamond CLO Ltd. 2.886% due 02/06/2026 •	207	207
BlueMountain CLO Ltd. 3.319% due 07/18/2027 •	1,700	1,536
Business Jet Securities LLC
4.335% due 02/15/2033	2,244	1,864
4.447% due 06/15/2033	4,102	3,338
Carrington Mortgage Loan Trust
1.107% due 10/25/2036 •	3,499	2,672
1.997% due 05/25/2035 •	5,100	4,274
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	1,651	1,210
Cent CLO Ltd. 3.481% due 10/15/2026 •	2,000	1,843
CIT Mortgage Loan Trust
2.297% due 10/25/2037 •	2,692	2,617
2.447% due 10/25/2037 •	5,000	4,225
Citigroup Mortgage Loan Trust 6.164% due 05/25/2036 þ	5,362	2,620
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.922% due 05/25/2035 •	7,301	6,278
Citigroup Mortgage Loan Trust, Inc. 1.207% due 03/25/2037 •	366	300
CLNC FL1 Ltd. 2.000% due 08/20/2035 •	5,000	4,659
Countrywide Asset-Backed Certificates
1.167% due 09/25/2037 ^•	3,039	2,469
1.177% due 04/25/2047 •	6,800	4,651
2.222% due 10/25/2034 •	301	292
Countrywide Asset-Backed Certificates Trust, Inc. 1.997% due 09/25/2034 •	1,681	1,613
Credit Suisse Mortgage Capital Trust 4.125% due 07/25/2058 ~	1,752	1,637
EMC Mortgage Loan Trust 2.047% due 08/25/2040 •	1,821	1,650
First Franklin Mortgage Loan Asset-Backed Certificates 1.772% due 05/25/2034 •	2,800	2,617
Flagship CLO Ltd. 2.693% due 01/16/2026 •	4,018	3,967

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Fremont Home Loan Trust 1.997% due 11/25/2034 •	651	605
GSAA Home Equity Trust 1.167% due 03/25/2047 •	3,817	1,791
Halcyon Loan Advisors Funding Ltd.
2.747% due 04/20/2027 •	1,203	1,195
2.902% due 10/22/2025 •	2,337	2,334
Home Equity Asset Trust 1.187% due 08/25/2037 •	2,681	2,459
Home Equity Mortgage Loan Asset-Backed Trust 1.187% due 11/25/2036 •	6,860	5,068
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	4,744	3,354
Jamestown CLO Ltd. 2.521% due 07/15/2026 •	451	431
JPMorgan Mortgage Acquisition Corp. 1.337% due 05/25/2035 •	6,000	5,773
JPMorgan Mortgage Acquisition Trust
1.247% due 07/25/2036 •	1,510	1,206
1.327% due 07/25/2036 •	1,100	917
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	4,256	3,287
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	4,765	4,838
3.750% due 04/25/2059 þ	8,431	8,256
Lehman XS Trust
1.117% due 12/25/2036 •	899	893
5.201% due 06/25/2036 þ	3,063	2,926
5.760% due 11/25/2035 þ	4,715	2,949
Long Beach Mortgage Loan Trust 1.847% due 06/25/2035 •	3,776	3,731
Loomis Sayles CLO Ltd. 2.731% due 04/15/2028 •	5,500	5,344
Lunar Aircraft Ltd. 3.376% due 02/15/2045	5,000	3,503
M360 Advisors LLC 4.395% due 07/24/2028	2,718	2,691
Merrill Lynch Mortgage Investors Trust 4.304% due 02/25/2037 ^þ	13,317	2,485
METAL LLC 4.581% due 10/15/2042	3,084	2,521
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	26	27
Mid-State Trust 6.340% due 12/15/2036	3,728	3,836
Morgan Stanley ABS Capital, Inc. Trust
1.017% due 10/25/2036 •	91	43
1.077% due 01/25/2037 •	2,227	1,019
1.087% due 05/25/2037 •	177	148
1.197% due 07/25/2036 •	1,845	901
2.197% due 07/25/2037 •	6,420	4,712
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ	3,481	1,670
Mountain View CLO Ltd.
1.795% due 10/16/2029 •	3,600	3,384
2.631% due 10/15/2026 •	4,085	4,042
Option One Mortgage Loan Trust 1.127% due 04/25/2037 •	2,753	1,677
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	2,459	1,846
Renaissance Home Equity Loan Trust
1.327% due 11/25/2035 •	1,046	837
5.586% due 11/25/2036 þ	684	327
6.120% due 11/25/2036 þ	1,205	629
Residential Asset Mortgage Products Trust 2.972% due 03/25/2032 •	1,231	1,077
Residential Asset Securities Corp. Trust 1.167% due 02/25/2037 •	5,500	4,617
S-Jets Ltd. 3.967% due 08/15/2042	5,173	3,682
Santander Retail Auto Lease Trust 2.510% due 01/26/2032	3,500	3,356
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	3,745	2,842
Saxon Asset Securities Trust
1.727% due 05/25/2035 •	595	467
2.413% due 03/25/2035 ^•	1,200	1,119
2.697% due 12/25/2037 •	1,119	1,026
Securitized Asset-Backed Receivables LLC Trust 1.237% due 12/25/2035 •	4,214	3,929
SLM Student Loan Trust
2.544% due 04/25/2023 •	3,303	3,140
2.694% due 07/25/2023 •	5,105	4,963
3.294% due 04/25/2023 •	3,609	3,593
3.494% due 07/25/2023 •	2,434	2,301

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Soundview Home Loan Trust 1.197% due 07/25/2037 •	2,888	2,149
Specialty Underwriting & Residential Finance Trust 2.552% due 02/25/2035 •	287	284
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	3,776	3,559
Sprite Ltd. 4.250% due 12/15/2037	4,677	3,547
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	3,804	3,800
Structured Asset Investment Loan Trust 1.652% due 03/25/2034 •	3,981	3,587
Structured Asset Securities Corp. Mortgage Loan Trust 1.817% due 07/25/2035 •	3,693	3,310
THL Credit Wind River CLO Ltd. 2.711% due 01/15/2026 •	4,463	4,448
TICP CLO Ltd. 2.659% due 04/20/2028 •	8,700	8,438
Tralee CLO Ltd. 2.849% due 10/20/2027 •	7,233	7,122
Venture CDO Ltd. 2.711% due 04/15/2027 •	9,000	8,768
Venture CLO Ltd.
0.000% due 08/28/2029 •	13,000	12,339
2.413% due 02/28/2026 •	1,412	1,373
3.049% due 04/20/2029 •	4,000	3,869
WaMu Asset-Backed Certificates WaMu Trust 1.172% due 05/25/2037 •	3,356	2,924
WAVE LLC 3.597% due 09/15/2044	4,822	3,199
Wells Fargo Home Equity Asset-Backed Securities Trust
1.447% due 12/25/2035 •	3,100	2,785
3.497% due 04/25/2035 •	131	116
WhiteHorse Ltd. 2.996% due 07/17/2026 •	1,375	1,368
Total Asset-Backed Securities (Cost $339,235)		313,271
SOVEREIGN ISSUES 0.6%
Mexico Government International Bond 5.750% due 10/12/2110	4,000	4,165
Qatar Government International Bond
3.875% due 04/23/2023	4,000	4,125
4.817% due 03/14/2049	250	296
Saudi Government International Bond 4.000% due 04/17/2025	9,500	9,897
Total Sovereign Issues (Cost $17,952)		18,483
	SHARES
PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.8%
Bank of America Corp. 5.875% due 03/15/2028 •(f)	5,300,000	5,375
Charles Schwab Corp. 5.000% due 12/01/2027 •(f)	5,500,000	4,624
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(f)	3,500,000	3,284
6.100% due 10/01/2024 •(f)	7,000,000	7,138
State Street Corp. 5.625% due 12/15/2023 •(f)	5,000,000	4,409
		24,830
INDUSTRIALS 0.3%
Energy Transfer Operating LP 6.750% due 05/15/2025 •(f)	3,000,000	1,838

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

General Electric Co. 5.000% due 01/21/2021 •(f)	8,500,000	7,028
		8,866
Total Preferred Securities (Cost $37,714)		33,696
SHORT-TERM INSTRUMENTS 17.1%
REPURCHASE AGREEMENTS (i) 17.1%		507,400
Total Short-Term Instruments (Cost $507,400)		507,400
Total Investments in Securities (Cost $3,680,950)		3,716,620
Total Investments 125.4% (Cost $3,680,950)		$3,716,620
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $511)		(3,918)
Other Assets and Liabilities, net (25.3)%		(749,555)
Net Assets 100.0%		$2,963,147

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				Principal only security.
(c)				When-issued security.
(d)				Zero coupon security.
(e)				Principal amount of security is adjusted for inflation.
(f)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)				Contingent convertible security.
(h)				RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley				7.500%	04/02/2032	02/11/2020	$7,645	$7,872	0.27%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	0.000%	04/01/2020	04/02/2020	$206,500	U.S. Treasury Bonds 3.000% due 11/15/2044		$(212,414)	$206,500	$206,500
	0.010	03/31/2020	04/01/2020	185,700	U.S. Treasury Bonds 3.000% due 11/15/2044		(2,246)	185,700	185,700
					U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028		(186,782)
MBC	0.000	03/31/2020	04/01/2020	38,400	U.S. Treasury Bonds 2.750% due 08/15/2047		(39,894)	38,400	38,400
NOM	0.000	03/31/2020	04/01/2020	76,800	U.S. Treasury Bonds 6.250% due 08/15/2023		(78,584)	76,800	76,800
Total Repurchase Agreements							$(519,920)	$507,400	$507,400
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
CSN				0.970%	03/23/2020	04/24/2020	$(66,710)		$(66,726)
RCY				1.500	03/23/2020	04/24/2020	(348,716)		(348,847)
Total Reverse Repurchase Agreements									$(415,573)
(j)				Securities with an aggregate market value of $441,966 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)				Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(19,115) at a weighted average interest rate of 1.421%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2024	2.089%		$10,800	$110	$(624)	$(514)	$0	$(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	8.858		2,600	440	(625)	(185)	0	(41)
General Electric Co.	1.000	Quarterly	06/20/2024	2.039		7,750	(18)	(299)	(317)	56	0
General Electric Co.	1.000	Quarterly	12/20/2024	2.153		4,200	(68)	(143)	(211)	30	0
Navient Corp.	5.000	Quarterly	06/20/2022	4.689		3,000	196	(172)	24	45	0
							$660	$(1,863)	$(1,203)	$131	$(44)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.270%	Semi-Annual	03/03/2022	CAD	40,100	$0	$264	$264	$2	$0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		10,800	0	71	71	1	0
Pay(5)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		18,400	81	128	209	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		46,700	0	489	489	0	(66)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		28,000	0	294	294	0	(40)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		14,000	0	154	154	0	(20)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		42,400	29	370	399	0	(60)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		3,500	147	35	182	0	(16)
							$257	$1,805	$2,062	$3	$(202)
Total Swap Agreements							$917	$(58)	$859	$134	$(246)
(l)	Securities with an aggregate market value of $1,950 and cash of $10,954 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BPS		04/2020		EUR	354		$394		$4		$0
Total Forward Foreign Currency Contracts									$4		$0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800%	06/17/2020	45,000	$(47)	$(785)
BPS	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	38,300	(40)	(669)
DUB	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	39,300	(45)	(632)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	53,000	(65)	(925)
Total Written Options	$(197)	$(3,011)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	06/20/2022	9.111%	$5,000	$(252)	$(538)	$0	$(790)
GST	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	5.992	500	43	(52)	0	(9)
Total Swap Agreements	$(209)	$(590)	$0	$(799)
(n)

Securities with an aggregate market value of $3,569 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,697	$7,401	$20,098
Corporate Bonds & Notes
Banking & Finance	0	553,048	0	553,048
Industrials	0	308,625	0	308,625
Utilities	3,096	35,540	0	38,636
Municipal Bonds & Notes
California	0	11,711	0	11,711
Florida	0	8,607	0	8,607
Illinois	0	7,640	0	7,640
New Jersey	0	10,515	0	10,515
New York	0	8,190	0	8,190
Texas	0	6,426	0	6,426
Virginia	0	6,043	0	6,043
West Virginia	0	3,434	0	3,434
U.S. Government Agencies	0	1,446,656	0	1,446,656
U.S. Treasury Obligations	0	271,270	0	271,270
Non-Agency Mortgage-Backed Securities	0	142,871	0	142,871
Asset-Backed Securities	0	313,271	0	313,271
Sovereign Issues	0	18,483	0	18,483
Preferred Securities
Banking & Finance	0	24,830	0	24,830
Industrials	0	8,866	0	8,866
Short-Term Instruments
Repurchase Agreements	0	507,400	0	507,400
Total Investments	$3,096	$3,706,123	$7,401	$3,716,620
Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Exchange-traded or centrally cleared	0	134	0	134
Over the counter	0	4	0	4
	$0	$138	$0	$138
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(246)	0	(246)
Over the counter	0	(3,810)	0	(3,810)
	$0	$(4,056)	$0	$(4,056)
Total Financial Derivative Instruments	$0	$(3,918)	$0	$(3,918)
Totals	$3,096	$3,702,205	$7,401	$3,712,702

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 97.2%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$3,760	$3,706
0.125% due 07/15/2022	2,941	2,913
0.125% due 01/15/2023	2,746	2,712
0.125% due 07/15/2024	978	980
0.125% due 07/15/2026	1,260	1,272
0.250% due 07/15/2029	1,008	1,048
0.375% due 07/15/2025	3,167	3,232
0.375% due 01/15/2027	2,865	2,935
0.500% due 01/15/2028	418	436
0.625% due 01/15/2024	4,566	4,642
0.750% due 07/15/2028	911	976
0.750% due 02/15/2042	2,599	2,913
0.750% due 02/15/2045	356	407
0.875% due 02/15/2047	711	847
1.000% due 02/15/2046	1,103	1,341
1.000% due 02/15/2048	713	880
1.000% due 02/15/2049	502	625
1.125% due 01/15/2021	482	478
1.375% due 02/15/2044	1,303	1,673
1.750% due 01/15/2028	3,526	4,014
2.000% due 01/15/2026	3,068	3,415
2.125% due 02/15/2040	1,016	1,421
2.375% due 01/15/2025	3,383	3,752
2.500% due 01/15/2029	2,966	3,643
3.375% due 04/15/2032	1,337	1,891
Total U.S. Treasury Obligations (Cost $50,473)		52,152
SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS (b) 2.6%		1,379
Total Short-Term Instruments (Cost $1,379)		1,379
Total Investments in Securities (Cost $51,852)		53,531
Total Investments 99.8% (Cost $51,852)		$53,531
Other Assets and Liabilities, net 0.2%		100
Net Assets 100.0%		$53,631

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$1,379	U.S. Treasury Notes 1.750% due 05/31/2022		$(1,407)	$1,379	$1,379
Total Repurchase Agreements							$(1,407)	$1,379	$1,379
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
U.S. Treasury Obligations					$0	$52,152	$0	$52,152
Short-Term Instruments
Repurchase Agreements					0	1,379	0	1,379
Total Investments					$0	$53,531	$0	$53,531

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Qatar National Bank SAQ 2.595% (LIBOR03M + 0.900%) due 12/22/2020 «~	$1,000	$1,000
State of Qatar 2.721% (LIBOR03M + 0.800%) due 12/21/2020 «~	1,000	999
Total Loan Participations and Assignments (Cost $1,997)		1,999
CORPORATE BONDS & NOTES 68.5%
BANKING & FINANCE 36.1%
AerCap Ireland Capital DAC
3.950% due 02/01/2022	250	218
4.450% due 12/16/2021	500	446
4.625% due 10/30/2020	1,800	1,746
5.000% due 10/01/2021	500	449
Air Lease Corp.
2.500% due 03/01/2021	600	552
2.750% due 01/15/2023	1,300	1,103
3.500% due 01/15/2022	1,400	1,277
Aircastle Ltd.
5.125% due 03/15/2021	1,000	993
5.500% due 02/15/2022	2,200	2,004
Ally Financial, Inc.
4.125% due 02/13/2022	200	197
4.625% due 05/19/2022	300	291
7.500% due 09/15/2020	2,200	2,236
American Tower Corp.
2.250% due 01/15/2022	600	586
2.800% due 06/01/2020	500	496
3.300% due 02/15/2021	400	400
3.375% due 05/15/2024	1,000	1,006
3.450% due 09/15/2021	400	402
Aozora Bank Ltd. 3.810% due 09/07/2021	4,600	4,763
Assurant, Inc. 2.482% (US0003M + 1.250%) due 03/26/2021 ~	67	67
Athene Global Funding 3.138% (US0003M + 1.230%) due 07/01/2022 ~	2,500	2,517
Aviation Capital Group LLC
2.440% (US0003M + 0.670%) due 07/30/2021 ~	260	246
2.530% (US0003M + 0.950%) due 06/01/2021 ~	350	334
2.875% due 01/20/2022 (e)	2,820	2,551
4.125% due 08/01/2025	400	345
6.750% due 04/06/2021	500	496
7.125% due 10/15/2020	750	742
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023	400	346
5.500% due 01/15/2023	600	539
Axis Bank Ltd. 3.250% due 05/21/2020	700	701
Banco Santander Chile
2.594% (US0003M + 0.800%) due 07/25/2020 ~	600	600
2.838% (US0003M + 1.200%) due 11/28/2021 ~	3,000	3,033
Barclays PLC
3.200% due 08/10/2021	800	793
4.338% due 05/16/2024 •	3,800	3,671
BGC Partners, Inc. 5.125% due 05/27/2021	250	252
BOC Aviation Ltd.
2.357% (US0003M + 1.125%) due 09/26/2023 ~	1,700	1,695
2.375% due 09/15/2021	200	200
2.813% (US0003M + 1.050%) due 05/02/2021 ~	1,455	1,457
3.000% due 05/23/2022	500	515
Cantor Fitzgerald LP 6.500% due 06/17/2022	400	412
CIT Group, Inc. 5.000% due 08/15/2022	100	98
Citibank N.A. 2.844% due 05/20/2022 •(e)	3,000	3,006
Citigroup, Inc.
2.751% (US0003M + 0.950%) due 07/24/2023 ~	1,500	1,418
2.792% (US0003M + 1.100%) due 05/17/2024 ~	1,000	956

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

CK Hutchison International Ltd. 3.250% due 04/11/2024	3,100	3,233
CNH Industrial Capital LLC 4.375% due 11/06/2020	1,000	991
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	250	254
Danske Bank A/S
1.844% (US0003M + 1.060%) due 09/12/2023 ~	1,400	1,269
3.001% due 09/20/2022 •	2,950	2,923
DBS Group Holdings Ltd. 1.489% (US0003M + 0.490%) due 06/08/2020 ~	1,000	998
First Abu Dhabi Bank PJSC 2.793% (US0003M + 0.950%) due 04/16/2022 ~	1,800	1,732
Five Corners Funding Trust 4.419% due 11/15/2023	400	431
Ford Motor Credit Co. LLC
2.134% (US0003M + 0.930%) due 09/24/2020 ~	2,000	1,900
2.728% (US0003M + 0.880%) due 10/12/2021 ~	200	184
4.250% due 09/20/2022	1,625	1,531
5.750% due 02/01/2021	500	487
General Motors Financial Co., Inc.
2.728% (US0003M + 0.850%) due 04/09/2021 ~	1,000	900
2.890% (US0003M + 0.990%) due 01/05/2023 ~	500	405
3.388% (US0003M + 1.550%) due 01/14/2022 ~	1,651	1,371
3.550% due 07/08/2022	1,500	1,388
3.700% due 11/24/2020	1,000	990
Goldman Sachs Group, Inc.
2.557% (US0003M + 0.780%) due 10/31/2022 ~	1,100	1,060
2.904% (US0003M + 1.110%) due 04/26/2022 ~	1,000	973
3.000% due 04/26/2022	1,000	1,008
3.431% (US0003M + 1.600%) due 07/15/2020 ~	1,000	998
Goodman U.S. Finance Two LLC 6.000% due 03/22/2022	2,000	2,156
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	3,500	3,418
2.520% (US0003M + 0.940%) due 03/02/2021 ~	300	300
3.550% due 05/21/2021	372	378
HSBC Holdings PLC
2.692% (US0003M + 1.000%) due 05/18/2024 ~	500	467
3.600% due 05/25/2023	1,700	1,729
3.950% due 05/18/2024 •(e)	2,000	2,052
Hyundai Capital Services, Inc. 2.875% due 03/16/2021	1,000	996
ICICI Bank Ltd.
3.125% due 08/12/2020	1,465	1,457
5.750% due 11/16/2020	100	102
ING Groep NV 2.525% (US0003M + 1.150%) due 03/29/2022 ~	1,500	1,447
International Lease Finance Corp.
8.250% due 12/15/2020	200	199
8.625% due 01/15/2022	500	485
JPMorgan Chase & Co. 3.207% due 04/01/2023 •	600	612
LeasePlan Corp. NV 2.875% due 10/24/2024	4,600	4,515
Lloyds Bank PLC
2.250% due 08/14/2022	1,000	997
6.500% due 09/14/2020	1,175	1,190
Lloyds Banking Group PLC 2.858% due 03/17/2023 •	2,800	2,763
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022	1,000	1,000
2.654% (US0003M + 0.860%) due 07/26/2023 ~	2,000	1,838
2.665% due 07/25/2022	500	501
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	200	197
3.406% due 02/28/2022	500	498
Mizuho Financial Group, Inc.
1.623% (US0003M + 0.850%) due 09/13/2023 ~	750	688
2.104% (US0003M + 0.790%) due 03/05/2023 ~	1,300	1,214
2.309% (US0003M + 0.630%) due 05/25/2024 ~	1,000	909
Morgan Stanley 2.750% due 05/19/2022	400	405
Nationwide Building Society
2.000% due 01/27/2023	1,800	1,764
3.622% due 04/26/2023 •	1,600	1,592
Navient Corp.
5.000% due 10/26/2020	800	791
5.500% due 01/25/2023	300	284
5.875% due 03/25/2021	200	197
6.500% due 06/15/2022	400	391
6.625% due 07/26/2021	1,200	1,238
7.250% due 01/25/2022	1,100	1,080

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Nissan Motor Acceptance Corp.
1.825% (US0003M + 0.630%) due 09/21/2021 ~	500	487
2.498% (US0003M + 0.650%) due 07/13/2022 ~	1,680	1,613
Nomura Holdings, Inc. 2.648% due 01/16/2025	4,600	4,512
ORIX Corp.
2.650% due 04/13/2021	500	497
2.900% due 07/18/2022	500	514
2.950% due 07/23/2020	500	499
3.200% due 01/19/2022	2,000	1,996
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	400	379
5.250% due 08/15/2022	2,800	2,534
Piper Jaffray Cos.
4.740% due 10/15/2021	200	190
5.200% due 10/15/2023	600	569
QNB Finance Ltd.
2.125% due 09/07/2021	580	563
2.763% (US0003M + 1.000%) due 05/02/2022 ~	2,000	1,991
2.875% due 04/29/2020	273	273
3.181% (US0003M + 1.450%) due 08/11/2021 ~	600	604
Reliance Standard Life Global Funding 2.750% due 01/21/2027	2,400	2,239
Royal Bank of Scotland Group PLC
2.766% (US0003M + 1.550%) due 06/25/2024 ~	400	362
3.162% (US0003M + 1.470%) due 05/15/2023 ~	1,400	1,330
4.519% due 06/25/2024 •	2,100	2,118
Santander Holdings USA, Inc. 4.450% due 12/03/2021	200	204
Santander UK Group Holdings PLC 2.875% due 08/05/2021	800	788
Santander UK PLC 3.400% due 06/01/2021	1,000	1,002
SBA Tower Trust 3.156% due 10/10/2045	1,600	1,598
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020	1,000	999
SL Green Operating Partnership LP 2.672% (US0003M + 0.980%) due 08/16/2021 ~	200	195
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	2,510	2,490
3.000% due 07/15/2022	200	202
3.550% due 04/15/2024	1,500	1,604
4.125% due 07/15/2023	900	973
Springleaf Finance Corp.
6.125% due 05/15/2022	1,300	1,329
7.750% due 10/01/2021	800	804
8.250% due 12/15/2020	1,150	1,158
Standard Chartered PLC 2.744% due 09/10/2022 •	3,000	2,971
Starwood Property Trust, Inc. 3.625% due 02/01/2021	1,000	944
State Bank of India
2.850% (US0003M + 0.950%) due 04/06/2020 ~	1,300	1,300
4.000% due 01/24/2022	400	401
Synchrony Financial 2.850% due 07/25/2022	1,700	1,622
UBS AG 2.060% (US0003M + 0.480%) due 12/01/2020 ~	400	396
UBS Group AG 3.293% due 02/01/2022 •	1,700	1,657
		156,938
INDUSTRIALS 26.4%
AbbVie, Inc. 2.300% due 11/21/2022	2,000	2,001
Altria Group, Inc. 3.490% due 02/14/2022	1,000	1,012
American Airlines Pass-Through Trust 4.000% due 01/15/2027	563	567
Anheuser-Busch North American Holding Corp. 3.750% due 01/15/2022	2,500	2,545
Arrow Electronics, Inc. 3.500% due 04/01/2022	900	895
Bacardi Ltd. 4.500% due 01/15/2021	3,800	3,835
BAT Capital Corp. 2.764% due 08/15/2022	2,600	2,564
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	1,400	1,414
Boston Scientific Corp. 3.450% due 03/01/2024	500	514

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Broadcom Corp. 3.000% due 01/15/2022	2,200	2,182
Broadcom, Inc.
3.125% due 04/15/2021	2,000	1,976
4.250% due 04/15/2026	600	611
Carrier Global Corp. 2.242% due 02/15/2025	2,000	1,960
Central Nippon Expressway Co. Ltd.
1.591% (US0003M + 0.850%) due 09/14/2021 ~	500	488
2.273% due 03/03/2022 •	500	486
2.849% due 03/03/2022	1,000	1,005
Charter Communications Operating LLC
3.413% (US0003M + 1.650%) due 02/01/2024 ~	1,300	1,264
4.464% due 07/23/2022	2,000	2,068
4.500% due 02/01/2024	500	516
Cigna Corp. 3.750% due 07/15/2023	665	686
Conagra Brands, Inc.
4.300% due 05/01/2024	500	520
4.600% due 11/01/2025	500	530
Continental Airlines Pass-Through Trust 5.983% due 10/19/2023	1,294	1,328
Cox Communications, Inc. 3.250% due 12/15/2022	300	304
Crown Castle Towers LLC 3.222% due 05/15/2042	800	800
CVS Health Corp. 1.719% (US0003M + 0.720%) due 03/09/2021 ~	1,500	1,469
Daimler Finance North America LLC 2.550% due 08/15/2022 (e)	4,200	4,032
Dell International LLC
4.420% due 06/15/2021	1,600	1,618
4.900% due 10/01/2026	1,100	1,098
5.450% due 06/15/2023	500	514
Delta Air Lines, Inc. 3.625% due 03/15/2022	900	843
Deutsche Telekom International Finance BV 1.950% due 09/19/2021	1,050	1,038
Dominion Energy Gas Holdings LLC 1.341% (US0003M + 0.600%) due 06/15/2021 ~	300	288
EMC Corp. 2.650% due 06/01/2020	525	524
Energy Transfer Operating LP 4.250% due 03/15/2023	500	449
Equifax, Inc.
2.562% (US0003M + 0.870%) due 08/15/2021 ~	800	781
3.600% due 08/15/2021	1,200	1,198
Fortune Brands Home & Security, Inc. 3.000% due 06/15/2020	1,480	1,477
GATX Corp. 2.461% (US0003M + 0.720%) due 11/05/2021 ~	500	490
General Electric Co.
2.700% due 10/09/2022	800	788
4.375% due 09/16/2020	500	500
General Mills, Inc. 6.610% due 10/15/2022	500	502
Hyundai Capital America
2.812% (US0003M + 0.940%) due 07/08/2021 ~	900	871
3.450% due 03/12/2021	1,750	1,749
Imperial Brands Finance PLC
3.125% due 07/26/2024	1,700	1,665
3.750% due 07/21/2022	2,700	2,702
Kansas City Southern
3.000% due 05/15/2023	1,100	1,043
3.125% due 06/01/2026	700	693
Kia Motors Corp. 2.625% due 04/21/2021	500	504
Kinder Morgan Energy Partners LP 6.500% due 04/01/2020	436	436
Komatsu Finance America, Inc. 2.118% due 09/11/2020	1,520	1,518
Kraft Heinz Foods Co. 3.375% due 06/15/2021	1,960	1,964
Las Vegas Sands Corp.
2.900% due 06/25/2025	500	449
3.500% due 08/18/2026	1,500	1,375
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	115	104
Mead Johnson Nutrition Co. 3.000% due 11/15/2020	103	103
Micron Technology, Inc. 4.185% due 02/15/2027	1,800	1,827
Mylan NV
3.150% due 06/15/2021	3,100	3,072

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

3.750% due 12/15/2020	100	99
NXP BV
4.125% due 06/01/2021	2,200	2,222
4.625% due 06/15/2022	2,000	2,070
Occidental Petroleum Corp. 3.142% (US0003M + 1.450%) due 08/15/2022 ~	4,600	3,084
Otis Worldwide Corp. 2.056% due 04/05/2025	2,500	2,452
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020	1,411	1,427
6.000% due 04/07/2023	1,000	1,094
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	850	854
3.450% due 07/01/2024	1,000	1,002
Reynolds American, Inc. 4.000% due 06/12/2022	700	710
Ryder System, Inc. 2.875% due 06/01/2022	900	903
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,700	4,625
6.250% due 03/15/2022	500	485
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	800	818
Spirit AeroSystems, Inc.
1.541% (US0003M + 0.800%) due 06/15/2021 ~	2,076	1,977
3.950% due 06/15/2023	2,800	2,431
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	375	375
Sydney Airport Finance Co. Pty. Ltd. 5.125% due 02/22/2021	1,000	1,027
Syngenta Finance NV
3.698% due 04/24/2020	3,300	3,294
3.933% due 04/23/2021	1,500	1,414
Takeda Pharmaceutical Co. Ltd. 2.450% due 01/18/2022	1,000	1,018
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	519	499
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021	1,700	1,683
Wabtec Corp. 2.041% (US0003M + 1.050%) due 09/15/2021 ~	1,558	1,513
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	2,000	1,991
Woodside Finance Ltd.
3.650% due 03/05/2025	100	94
3.700% due 09/15/2026	200	196
4.600% due 05/10/2021	1,800	1,788
Woolworths Group Ltd. 4.000% due 09/22/2020	300	304
ZF North America Capital, Inc. 4.000% due 04/29/2020	3,133	3,118
Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021	500	502
		114,824
UTILITIES 6.0%
AT&T, Inc.
1.964% (US0003M + 1.180%) due 06/12/2024 ~	2,000	1,859
2.594% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,039
3.000% due 06/30/2022	500	505
Duke Energy Corp. 2.204% (US0003M + 0.500%) due 05/14/2021 ~	600	594
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	500	533
6.400% due 09/15/2020	200	204
Edison International 2.125% due 04/15/2020	3,300	3,296
Enel Finance International NV 4.250% due 09/14/2023	200	205
FirstEnergy Corp. 2.850% due 07/15/2022	970	947
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	2,100	2,205
NextEra Energy Capital Holdings, Inc. 1.950% due 09/01/2022	2,000	1,968
Pennsylvania Electric Co. 5.200% due 04/01/2020	1,000	1,000
PPL WEM Ltd. 5.375% due 05/01/2021	2,000	2,042
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	280	286
Sempra Energy 2.331% (US0003M + 0.500%) due 01/15/2021 ~	2,500	2,368

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Southern California Gas Co. 2.550% due 02/01/2030	1,800	1,764
Sprint Communications, Inc. 6.000% due 11/15/2022	400	418
Sprint Corp.
7.250% due 09/15/2021	3,100	3,212
7.875% due 09/15/2023	400	443
Verizon Communications, Inc. 2.792% (US0003M + 1.100%) due 05/15/2025 ~	1,000	912
Wisconsin Electric Power Co. 2.050% due 12/15/2024	300	302
		26,102
Total Corporate Bonds & Notes (Cost $307,017)		297,864
U.S. GOVERNMENT AGENCIES 23.1%
Fannie Mae
4.000% due 09/01/2039 - 03/01/2047	1,318	1,439
5.000% due 04/01/2033 - 09/01/2047	3,691	3,946
5.150% due 05/01/2035	48	49
5.350% due 02/01/2035 - 01/01/2038	561	598
5.450% due 04/01/2036	135	148
5.500% due 12/01/2028 - 07/01/2050	2,573	2,873
6.000% due 09/01/2028 - 04/01/2048	1,795	1,974
6.500% due 03/01/2026 - 09/01/2048	868	977
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	10	10
2.500% due 06/25/2034 - 10/25/2048 (e)	13,240	13,544
4.500% due 07/01/2020 - 07/01/2021	4	4
5.000% due 12/01/2020 - 02/01/2038	904	974
5.400% due 09/01/2037 - 11/01/2038	557	609
5.490% due 10/01/2038	31	33
5.500% due 11/01/2021 - 06/01/2047	3,135	3,406
5.550% due 06/01/2037 - 07/01/2037	235	259
5.650% due 01/01/2037	42	46
6.000% due 02/01/2028 - 06/01/2037	743	810
6.500% due 08/01/2022 - 10/17/2038	666	755
7.000% due 05/01/2029 - 10/01/2037	100	105
Ginnie Mae
1.705% due 08/16/2039 •	8	8
2.500% due 10/20/2049 (e)	3,974	4,095
3.000% due 11/20/2046	186	199
3.500% due 05/20/2042 - 09/20/2044	403	424
3.700% due 04/15/2042	208	223
3.740% due 03/20/2042 - 07/20/2042	269	283
3.750% due 04/15/2042 - 03/20/2044	226	242
4.000% due 04/20/2040 - 06/20/2043	1,901	2,009
4.500% due 08/20/2038 - 11/20/2048	1,589	1,704
5.000% due 02/20/2039	12	12
5.350% due 12/15/2036 - 01/15/2038	705	768
5.400% due 12/20/2038 - 06/20/2039	311	335
5.500% due 03/20/2034 - 08/20/2041	608	652
6.000% due 09/20/2038	57	62
6.500% due 09/20/2025 - 07/20/2039	112	123
7.000% due 09/15/2024 - 06/20/2039	691	752
Uniform Mortgage-Backed Security
3.000% due 02/01/2050 (e)	29,188	30,654
4.000% due 01/01/2049	400	427
4.000% due 03/01/2049 (e)	22,280	23,799
4.250% due 11/01/2035 - 01/01/2036	327	351
4.750% due 09/01/2034 - 04/01/2036	664	720
5.340% due 09/01/2029	69	75
5.500% due 05/01/2021	1	1
6.000% due 06/01/2031	3	3
6.500% due 09/01/2021 - 02/01/2022	3	4
Total U.S. Government Agencies (Cost $98,385)		100,484
U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 04/15/2023 (h)	6,750	6,802
U.S. Treasury Notes
0.375% due 03/31/2022 (e)	14,300	14,339
Total U.S. Treasury Obligations (Cost $21,164)		21,141
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%
AREIT Trust 1.725% due 09/14/2036 •	500	431
Bancorp Commercial Mortgage Trust
1.705% due 03/15/2036 •	421	426
1.755% due 09/15/2036 •	497	474

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust 4.002% due 02/25/2033 ~	2	2
Bear Stearns ALT-A Trust
1.107% due 02/25/2034 •	1,432	1,258
3.882% due 05/25/2035 ~	54	50
Brass PLC 2.392% due 11/16/2066 •	365	357
Chase Mortgage Finance Trust 4.258% due 02/25/2037 ~	837	766
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.147% due 01/25/2036 •	84	72
1.177% due 10/25/2035 •	410	358
1.247% due 08/25/2035 •	46	42
Citigroup Mortgage Loan Trust 3.228% due 09/25/2059 þ	191	190
Countrywide Alternative Loan Trust 1.087% due 06/25/2037 •	96	77
Credit Suisse Mortgage Capital Trust
3.318% due 12/26/2059 ~	1,488	1,529
3.319% due 10/27/2059 ~	1,970	1,935
3.322% due 10/25/2058 ~	191	199
Exantas Capital Corp. Ltd. 1.800% due 04/15/2036 •	1,085	961
First Horizon Alternative Mortgage Securities Trust 3.619% due 02/25/2035 ~	405	363
GCAT Trust 2.650% due 10/25/2068 ~	921	914
GSR Mortgage Loan Trust
3.287% due 08/25/2033 •	130	115
4.398% due 09/25/2035 ~	12	12
Holmes Master Issuer PLC 2.251% due 10/15/2054 •	1,247	1,241
Impac CMB Trust 1.587% due 03/25/2035 •	181	161
JPMorgan Chase Commercial Mortgage Securities Trust
2.155% due 12/15/2031 •	2,000	1,953
3.379% due 09/15/2050	300	315
JPMorgan Mortgage Trust 4.222% due 07/25/2035 ~	450	406
Lanark Master Issuer PLC 2.453% due 12/22/2069 •	1,968	1,955
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	2,378	2,132
MASTR Adjustable Rate Mortgages Trust 4.562% due 04/21/2034 ~	34	32
Merrill Lynch Mortgage Investors Trust
1.407% due 04/25/2029 •	300	267
4.063% due 12/25/2035 ~	527	464
MF1 Ltd. 2.077% due 12/25/2034 «•	2,000	1,791
Morgan Stanley Mortgage Loan Trust 1.667% due 11/25/2035 •	755	665
New Century Home Equity Loan Trust
2.750% due 11/25/2059 ~	4,422	4,461
3.500% due 10/25/2059 ~	944	953
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,786	3,794
4.500% due 05/25/2058 ~	224	233
Nomura Resecuritization Trust 3.988% due 04/26/2037 ~	95	95
PFP Ltd. 1.675% due 04/14/2036 •	2,500	2,239
Sequoia Mortgage Trust
0.973% due 07/20/2036 •	1,398	1,243
1.433% due 06/20/2033 •	3	3
2.349% due 11/22/2024 •	2	2
Silverstone Master Issuer PLC 2.389% due 01/21/2070 •	172	169
Structured Asset Mortgage Investments Trust
1.330% due 07/19/2034 •	7	6
1.410% due 09/19/2032 •	14	13
Thornburg Mortgage Securities Trust 3.713% due 04/25/2045 ~	94	83
VMC Finance LLC 1.720% due 10/15/2035 •	1,697	1,590
WaMu Mortgage Pass-Through Certificates Trust
1.257% due 01/25/2045 •	19	17
1.347% due 06/25/2044 •	861	808
1.377% due 10/25/2045 •	154	141
2.946% due 06/25/2046 •	44	38
3.612% due 07/25/2037 ^~	610	480
4.645% due 06/25/2033 ~	2	2
Wells Fargo Commercial Mortgage Trust 1.845% due 01/15/2035 •	2,200	2,082

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Wells Fargo-RBS Commercial Mortgage Trust 2.250% due 06/15/2044 •	1,192	1,200
Total Non-Agency Mortgage-Backed Securities (Cost $43,644)		41,565
ASSET-BACKED SECURITIES 12.1%
ACE Securities Corp. Home Equity Loan Trust 1.622% due 05/25/2035 •	132	132
Arbor Realty Commercial Real Estate Notes Ltd. 1.855% due 05/15/2037 •	300	268
Asset-Backed Securities Corp. Home Equity Loan Trust 1.757% due 06/25/2034 •	93	81
Barings BDC Static CLO Ltd. 2.851% due 04/15/2027 •	1,293	1,281
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ	86	85
Bear Stearns Asset-Backed Securities Trust
1.437% due 09/25/2035 •	1,452	1,427
1.747% due 10/27/2032 •	38	35
1.847% due 08/25/2034 •	697	613
Bear Stearns Second Lien Trust 2.297% due 01/25/2036 •	1,322	1,319
BlueMountain CLO Ltd. 3.178% due 04/13/2027 •	143	143
Cent CLO Ltd. 3.105% due 10/29/2025 •	116	113
Chase Funding Trust 1.547% due 07/25/2033 •	210	186
CIFC Funding Ltd. 2.654% due 10/25/2027 •	300	295
Countrywide Asset-Backed Certificates 1.397% due 03/25/2036 •	275	236
Countrywide Asset-Backed Certificates Trust 1.647% due 11/25/2035 •	901	880
Crown Point CLO Ltd. 2.776% due 07/17/2028 •	700	673
Dryden Senior Loan Fund 2.731% due 10/15/2027 •	295	282
Finance America Mortgage Loan Trust 1.772% due 08/25/2034 •	179	166
First Franklin Mortgage Loan Trust
1.107% due 04/25/2036 •	1,666	1,477
1.697% due 11/25/2034 •	232	219
1.877% due 07/25/2034 •	854	838
GoldentTree Loan Management U.S. CLO Ltd. 2.596% due 04/20/2029 •	2,500	2,368
Greystone Commercial Real Estate Notes Ltd. 1.885% due 09/15/2037 •	1,000	878
GSAA Home Equity Trust 1.217% due 07/25/2037 •	471	432
GSAMP Trust 1.207% due 06/25/2036 •	1,000	891
LCM LP 2.859% due 10/20/2027 •	500	484
LoanCore Issuer Ltd. 1.835% due 05/15/2036 •	600	584
Morgan Stanley ABS Capital, Inc. Trust 2.747% due 03/25/2034 •	378	376
Nassau Ltd. 2.960% due 10/15/2029 •	2,000	1,899
Navient Private Education Loan Trust 1.905% due 12/15/2028 •	444	442
Navient Private Education Refi Loan Trust 2.460% due 11/15/2068	1,200	1,226
New Century Home Equity Loan Trust 1.877% due 11/25/2034 •	523	470
NovaStar Mortgage Funding Trust 1.607% due 01/25/2036 •	1,000	953
Ocean Trails CLO 2.981% due 07/15/2028 •	1,500	1,474
Palmer Square Loan Funding Ltd. 2.789% due 04/20/2027 •	1,318	1,291
Popular ABS Mortgage Pass-Through Trust 1.197% due 06/25/2047 ^•	372	360
RAAC Trust 1.497% due 01/25/2046 •	999	956
Residential Asset Securities Corp. Trust
1.817% due 05/25/2035 •	133	134
1.997% due 06/25/2035 •	1,528	1,522
2.042% due 03/25/2035 •	253	225
Saxon Asset Securities Trust 1.667% due 05/25/2035 •	195	178
Securitized Asset-Backed Receivables LLC Trust
1.337% due 10/25/2035 •	462	454

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

1.622% due 01/25/2035 •	226	204
SLM Student Loan Trust
2.544% due 04/25/2023 •	446	424
3.294% due 04/25/2023 •	268	266
3.494% due 07/25/2023 •	232	219
SMB Private Education Loan Trust
2.230% due 09/15/2037	1,800	1,799
2.980% due 07/15/2027	928	937
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	194	199
Soundview Home Loan Trust 1.622% due 06/25/2035 •	908	870
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	551	519
Starwood Waypoint Homes Trust 1.655% due 01/17/2035 •	927	867
Structured Asset Investment Loan Trust
1.497% due 09/25/2034 •	1,958	1,629
1.652% due 03/25/2034 •	815	735
Structured Asset Securities Corp. Mortgage Loan Trust 1.082% due 07/25/2036 •	1,342	1,261
Towd Point Mortgage Trust
1.547% due 02/25/2057 •	424	414
1.947% due 05/25/2058 •	2,847	2,809
1.947% due 10/25/2059 •	1,774	1,737
3.000% due 11/25/2058 ~	948	960
3.000% due 11/25/2059 ~	2,298	2,282
Tralee CLO Ltd. 2.929% due 10/20/2028 •	1,000	963
Venture CLO Ltd. 3.049% due 04/20/2029 •	2,100	2,031
Wells Fargo Home Equity Asset-Backed Securities Trust 1.892% due 03/25/2035 •	962	951
WhiteHorse Ltd.
2.766% due 04/17/2027 •	609	603
2.996% due 07/17/2026 •	145	144
Zais CLO Ltd. 2.981% due 04/15/2028 •	1,500	1,462
Total Asset-Backed Securities (Cost $54,573)		52,631
SOVEREIGN ISSUES 0.4%
Export-Import Bank of India
2.696% (US0003M + 1.000%) due 08/21/2022 ~	1,000	988
2.750% due 04/01/2020	800	800
Total Sovereign Issues (Cost $1,798)		1,788
	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 5.240% (US0003M + 3.470%) due 04/30/2020 ~(d)	761,000	688
Total Preferred Securities (Cost $761)		688
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
(0.005)% due 04/21/2020 (a)(b)	421	421
Total Short-Term Instruments (Cost $421)		421
Total Investments in Securities (Cost $529,760)		518,581
Total Investments 119.3% (Cost $529,760)		$518,581
Financial Derivative Instruments (f)(g) 0.3%(Cost or Premiums, net $(1,420))		1,469
Other Assets and Liabilities, net (19.6)%		(85,351)
Net Assets 100.0%		$434,699

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.900%	03/12/2020	04/15/2020	$(22,902)	$(22,914)
BPS	1.400	03/27/2020	04/28/2020	(2,304)	(2,304)
BRC	1.200	03/26/2020	06/17/2020	(19,994)	(19,998)
DEU	0.850	03/20/2020	04/20/2020	(9,218)	(9,221)
FAR	1.959	03/26/2020	04/20/2020	(3,612)	(3,613)
FOB	1.500	03/20/2020	TBD(2)	(8,055)	(8,059)
RCY	1.500	03/20/2020	04/17/2020	(12,791)	(12,797)
Total Reverse Repurchase Agreements	$(78,906)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BOS	0.250%	03/31/2020	04/01/2020	$(15,893)	$(15,893)
Total Sale-Buyback Transactions	$(15,893)
(e)	Securities with an aggregate market value of $99,605 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(18,740) at a weighted average interest rate of 1.738%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2020	676	$148,979	$2,431	$0	$(21)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2020	4	888	(36)	0	(13)
$2,395	$0	$(34)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2020	28	$(3,510)	$(74)	$1	$0
U.S. Treasury 10-Year Note June Futures	06/2020	4	(555)	(28)	1	0
U.S. Treasury 10-Year Ultra June Futures	06/2020	179	(27,930)	(1,581)	58	0
$(1,683)	$60	$0
Total Futures Contracts	$712	$60	$(34)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$21,560	$(1,100)	$2,379	$1,279	$287	$0
CDX.HY-34 5-Year Index	(5.000)	Quarterly	06/20/2025	6,800	271	141	412	92	0
$(829)	$2,520	$1,691	$379	$0
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$18,000	$0	$(8)	$(8)	$0	$(2)
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	13,800	0	(6)	(6)	0	(1)
$0	$(14)	$(14)	$0	$(3)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	Semi-Annual	06/19/2026	14,200	$(509)	$(1,748)	$(2,257)	$13	$0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	3,400	(18)	(275)	(293)	18	0
$(527)	$(2,023)	$(2,550)	$31	$0
Total Swap Agreements	$(1,356)	$483	$(873)	$410	$(3)
Cash of $2,772 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	04/2020	AUD	7,690	$5,108	$377	$0
04/2020	CAD	6,399	4,792	245	0
04/2020	JPY	517,500	4,994	181	0
04/2020	$2,368	AUD	3,634	0	(133)
BRC	04/2020	JPY	259,100	$2,412	2	0
04/2020	$9,620	JPY	1,057,400	214	0

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

CBK	04/2020	AUD	389	$257	18	0
04/2020	JPY	280,400	2,609	2	0
04/2020	$14,475	AUD	23,036	0	(305)
04/2020	4,768	CAD	6,512	0	(141)
MYI	04/2020	AUD	18,236	$11,996	779	0
Total Forward Foreign Currency Contracts	$1,818	$(579)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800%	06/17/2020	8,000	$(8)	$(140)
BPS	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	04/15/2020	2,600	(1)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	2,600	(3)	(47)
Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	2,300	(2)	(40)
DUB	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	2,200	(3)	(35)
GST	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	04/15/2020	2,500	(1)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	2,500	(2)	(45)
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	1,700	(1)	(11)
MYC	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	2,700	(4)	(44)
$(25)	$(362)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150%	04/03/2020	18,400	$(39)	$0
Total Written Options	$(64)	$(362)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	1.700%	Maturity	04/06/2020	$4,900	$0	$37	$37	$0
Receive	U.S. Treasury Inflation Protected Securities	N/A	1.720	Maturity	04/16/2020	3,500	0	58	58	0
Receive	U.S. Treasury Inflation Protected Securities	N/A	1.700	Maturity	04/22/2020	4,500	0	41	41	0
Receive	U.S. Treasury Inflation Protected Securities	N/A	1.000	Maturity	04/23/2020	3,200	0	53	53	0
Receive	U.S. Treasury Inflation Protected Securities	N/A	1.700	Maturity	04/27/2020	9,090	0	(30)	31	(61)
Total Swap Agreements	$0	$159	$220	$(61)
(h)

Securities with an aggregate market value of $625 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,999	$1,999
Corporate Bonds & Notes
Banking & Finance	0	156,938	0	156,938
Industrials	0	114,824	0	114,824
Utilities	0	26,102	0	26,102
U.S. Government Agencies	0	100,484	0	100,484
U.S. Treasury Obligations	0	21,141	0	21,141
Non-Agency Mortgage-Backed Securities	0	39,774	1,791	41,565
Asset-Backed Securities	0	52,631	0	52,631
Sovereign Issues	0	1,788	0	1,788
Preferred Securities
Banking & Finance	0	688	0	688
Short-Term Instruments
U.S. Treasury Bills	0	421	0	421
Total Investments	$0	$514,791	$3,790	$518,581
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	60	410	0	470
Over the counter	0	2,038	0	2,038
$60	$2,448	$0	$2,508
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)	(3)	0	(37)
Over the counter	0	(1,002)	0	(1,002)
$(34)	$(1,005)	$0	$(1,039)
Total Financial Derivative Instruments	$26	$1,443	$0	$1,469
Totals	$26	$516,234	$3,790	$520,050

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.4% ¤
CORPORATE BONDS & NOTES 53.0%
BANKING & FINANCE 32.2%
AerCap Ireland Capital DAC 5.000% due 10/01/2021	$500	$449
Aircastle Ltd.
5.125% due 03/15/2021	650	645
7.625% due 04/15/2020	644	644
Allstate Corp. 1.805% (US0003M + 0.430%) due 03/29/2021 ~	35	34
Ally Financial, Inc.
4.250% due 04/15/2021	300	295
7.500% due 09/15/2020	900	915
American Express Co.
2.217% (US0003M + 0.525%) due 05/17/2021 ~	310	302
2.373% (US0003M + 0.610%) due 08/01/2022 ~	400	387
Aviation Capital Group LLC
2.440% (US0003M + 0.670%) due 07/30/2021 ~	247	234
6.750% due 04/06/2021	600	595
Barclays Bank PLC 2.308% (US0003M + 0.460%) due 01/11/2021 ~	500	490
Barclays PLC
2.875% due 06/08/2020	300	299
3.200% due 08/10/2021	500	495
3.844% (US0003M + 2.110%) due 08/10/2021 ~	100	97
Canadian Imperial Bank of Commerce 0.818% (SOFRRATE + 0.800%) due 03/17/2023 ~	900	858
Caterpillar Financial Services Corp.
1.299% (US0003M + 0.300%) due 03/08/2021 ~	500	491
1.872% (US0003M + 0.180%) due 05/15/2020 ~	500	499
CK Hutchison International Ltd. 2.250% due 09/29/2020	401	401
CNH Industrial Capital LLC
4.375% due 11/06/2020	1,100	1,090
4.875% due 04/01/2021	200	196
Credit Agricole Corporate & Investment Bank S.A. 2.533% due 10/03/2021 •	1,000	985
DBS Group Holdings Ltd. 2.414% (US0003M + 0.620%) due 07/25/2022 ~	1,000	998
Goodman U.S. Finance One LLC 6.375% due 04/15/2021	500	521
Goodman U.S. Finance Two LLC 6.000% due 03/22/2022	500	539
HSBC Holdings PLC 2.292% (US0003M + 0.600%) due 05/18/2021 ~	500	490
Hyundai Capital Services, Inc. 2.875% due 03/16/2021	1,300	1,295
IBM Credit LLC 3.450% due 11/30/2020	415	419
International Bank for Reconstruction & Development 1.948% (US0003M + 0.100%) due 10/13/2020 ~	600	600
Jackson National Life Global Funding
1.051% (US0003M + 0.310%) due 03/16/2021 ~	250	245
1.248% (US0003M + 0.480%) due 06/11/2021 ~	500	480
John Deere Capital Corp. 1.156% (US0003M + 0.260%) due 09/10/2021 ~	28	27
JPMorgan Chase & Co.
3.031% (US0003M + 1.230%) due 10/24/2023 ~	200	194
4.250% due 10/15/2020	560	567
Mizuho Financial Group, Inc. 2.309% (US0003M + 0.630%) due 05/25/2024 ~	1,000	909
Morgan Stanley 1.721% (US0003M + 0.980%) due 06/16/2020 ~	167	166
Nationwide Building Society 2.450% due 07/27/2021	400	398
New York Life Global Funding 1.950% due 09/28/2020	1,000	998
NTT Finance Corp.
1.900% due 07/21/2021	500	498
1.905% (US0003M + 0.530%) due 06/29/2020 ~	1,300	1,294
ORIX Corp.
2.650% due 04/13/2021	900	894
2.950% due 07/23/2020	200	200

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

PNC Bank N.A. 2.252% (US0003M + 0.450%) due 07/22/2022 ~	500	485
Royal Bank of Canada 2.196% (US0003M + 0.360%) due 01/17/2023 ~	400	373
Skandinaviska Enskilda Banken AB 1.429% (US0003M + 0.645%) due 12/12/2022 ~	500	464
Standard Chartered PLC
2.969% (US0003M + 1.150%) due 01/20/2023 ~	500	483
3.050% due 01/15/2021	200	197
Sumitomo Mitsui Banking Corp. 2.450% due 10/20/2020	1,000	988
Toronto-Dominion Bank 1.048% (US0003M + 0.280%) due 06/11/2020 ~	500	498
UBS Group AG 3.618% due 04/14/2021 •	900	881
United Overseas Bank Ltd.
2.286% (US0003M + 0.480%) due 04/23/2021 ~	200	193
3.200% due 04/23/2021	605	610
WEA Finance LLC 3.250% due 10/05/2020	500	495
		27,800
INDUSTRIALS 18.5%
Amgen, Inc. 2.181% (US0003M + 0.450%) due 05/11/2020 ~	500	498
Apple, Inc. 2.234% (US0003M + 0.500%) due 02/09/2022 ~	1,200	1,184
BMW U.S. Capital LLC 2.258% (US0003M + 0.410%) due 04/12/2021 ~	400	388
Celgene Corp. 2.875% due 08/15/2020	200	201
Delta Air Lines, Inc. 2.600% due 12/04/2020	1,100	1,050
DuPont de Nemours, Inc. 2.402% (US0003M + 0.710%) due 11/15/2020 ~	260	258
Fiserv, Inc. 2.700% due 06/01/2020	1,000	997
Fortune Brands Home & Security, Inc. 3.000% due 06/15/2020	700	699
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021	1,300	1,334
General Mills, Inc. 2.383% (US0003M + 0.540%) due 04/16/2021 ~	495	482
International Business Machines Corp. 1.625% due 05/15/2020	1,000	999
International Flavors & Fragrances, Inc. 3.400% due 09/25/2020	1,202	1,208
Komatsu Finance America, Inc. 2.118% due 09/11/2020	600	599
Kraft Heinz Foods Co. 2.800% due 07/02/2020	155	154
Oracle Corp. 1.900% due 09/15/2021	500	502
QUALCOMM, Inc. 2.250% due 05/20/2020	1,500	1,500
Reckitt Benckiser Treasury Services PLC 1.764% (US0003M + 0.560%) due 06/24/2022 ~	200	193
Syngenta Finance NV 3.698% due 04/24/2020	400	399
Telefonica Emisiones S.A. 5.462% due 02/16/2021	1,100	1,124
Unilever Capital Corp. 1.800% due 05/05/2020	1,500	1,499
Woodside Finance Ltd. 4.600% due 05/10/2021	700	695
		15,963
UTILITIES 2.3%
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020	1,101	1,125
SingTel Group Treasury Pte Ltd. 4.500% due 09/08/2021	800	838
		1,963
Total Corporate Bonds & Notes (Cost $46,415)		45,726
U.S. GOVERNMENT AGENCIES 31.3%
Fannie Mae
1.397% due 03/25/2049	932	923
1.397% due 11/25/2059 •	1,940	1,913
1.447% due 05/25/2046 - 11/25/2059 •	4,188	4,140

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

2.131% due 08/25/2044	1,968	1,958
Freddie Mac
1.105% due 09/15/2045 •	1,015	1,017
1.150% due 03/30/2022	1,000	1,000
1.150% due 04/01/2022 (a)	1,000	1,000
1.155% due 11/15/2044 •	3,061	3,073
1.155% due 09/25/2049	952	942
1.305% due 01/15/2054 •	1,007	1,009
1.450% due 03/12/2025	1,000	1,000
1.500% due 03/26/2025	2,000	2,000
1.875% due 03/05/2025 (b)	1,000	1,001
2.000% due 02/11/2025 (b)	2,700	2,703
2.100% due 01/17/2025 (b)	2,000	2,001
2.500% due 06/25/2034	978	998
Ginnie Mae 1.223% due 02/20/2049 •	370	367
Total U.S. Government Agencies (Cost $27,080)		27,045
ASSET-BACKED SECURITIES 7.5%
Atlas Senior Loan Fund Ltd. 2.689% due 04/20/2028 •	500	484
Gallatin CLO Ltd. 2.869% due 01/21/2028 •	500	488
Golden Credit Card Trust 1.055% due 10/15/2023 •	500	489
KVK CLO Ltd. 2.738% due 01/14/2028 •	500	488
Navient Private Education Loan Trust 1.955% due 02/15/2029 •	813	811
Navient Student Loan Trust 1.997% due 06/25/2065 •	393	390
OneMain Financial Issuance Trust 3.480% due 02/14/2031	875	825
Oscar U.S. Funding Trust LLC 2.450% due 12/10/2021	133	133
SLM Student Loan Trust 1.904% due 01/27/2025 •	226	224
SoFi Consumer Loan Program Trust
3.540% due 11/26/2027	346	343
3.670% due 08/25/2027	100	97
SoFi Professional Loan Program LLC
1.897% due 01/25/2039 •	717	715
2.047% due 10/27/2036 •	511	508
Tesla Auto Lease Trust 2.130% due 04/20/2022	500	502
Total Asset-Backed Securities (Cost $6,643)		6,497
SHORT-TERM INSTRUMENTS 16.6%
COMMERCIAL PAPER 16.6%
Aviation Capital Group LLC 1.850% due 04/06/2020	500	500
Campbell Soup Co.
1.400% due 04/06/2020	1,400	1,400
4.000% due 04/06/2020	300	300
Coca-Cola Co. 2.000% due 06/11/2020	1,000	997
ERP Operating Ltd. Partnership 3.000% due 04/01/2020	1,500	1,500
GlaxoSmithKline Capital PLC 2.250% due 05/29/2020	650	649
GlaxoSmithKline PLC 2.150% due 06/08/2020	600	598
Keurig Dr Pepper 1.710% due 04/28/2020	1,000	997
Pfizer, Inc.
2.450% due 06/19/2020	250	249
2.500% due 06/18/2020	101	101
Trustees of Dartmouth College 2.200% due 06/11/2020 «	1,000	995
United Healthcare Co.
2.300% due 04/01/2020	1,500	1,500
2.500% due 04/01/2020	1,500	1,500
University of California 1.250% due 04/01/2020	2,000	2,000

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Walt Disney Co. 1.950% due 06/23/2020	1,000	997
		14,283
Total Short-Term Instruments (Cost $14,280)		14,283
Total Investments in Securities (Cost $94,418)		93,551
Total Investments 108.4% (Cost $94,418)		$93,551
Other Assets and Liabilities, net (8.4)%		(7,266)
Net Assets 100.0%		$86,285

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.250%	03/31/2020	04/01/2020	$(4,610)	$(4,610)
0.400	03/30/2020	04/03/2020	(603)	(603)
Total Reverse Repurchase Agreements	$(5,213)
(b)	Securities with an aggregate market value of $5,204 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(713) at a weighted average interest rate of 1.520%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,800	$0	$27,800
Industrials	0	15,963	0	15,963
Utilities	0	1,963	0	1,963
U.S. Government Agencies	0	27,045	0	27,045
Asset-Backed Securities	0	6,497	0	6,497
Short-Term Instruments
Commercial Paper	0	13,288	995	14,283
Total Investments	$0	$92,556	$995	$93,551

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2020:
Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2020 (1)
Short-Term Instruments
Commercial Paper	$0	$995	$0	$0	$0	$0	$0	$0	$995	$0
Totals	$0	$995	$0	$0	$0	$0	$0	$0	$995	$0
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 03/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Short-Term Instruments
Commercial Paper	$995	Proxy Pricing	Base Price	99.554	—
Total	$995

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.5% ¤
CORPORATE BONDS & NOTES 62.9%
BANKING & FINANCE 39.7%
ABN AMRO Bank NV
2.208% (US0003M + 0.570%) due 08/27/2021 ~	$29,650	$28,855
2.229% (US0003M + 0.410%) due 01/19/2021 ~	5,420	5,352
2.619% (US0003M + 0.800%) due 07/19/2022 ~	4,500	4,367
AerCap Ireland Capital DAC
4.250% due 07/01/2020	30,925	30,509
4.500% due 05/15/2021	33,078	30,352
4.625% due 10/30/2020	57,315	55,604
5.000% due 10/01/2021	13,976	12,547
AIA Group Ltd. 1.636% (US0003M + 0.520%) due 09/20/2021 ~	51,259	50,924
AIG Global Funding
1.676% (US0003M + 0.460%) due 06/25/2021 ~	8,900	8,820
1.931% (US0003M + 0.480%) due 07/02/2020 ~	6,208	6,165
Air Lease Corp. 3.375% due 06/01/2021	1,700	1,530
Aircastle Ltd.
5.125% due 03/15/2021	9,806	9,737
7.625% due 04/15/2020	15,017	15,013
Ally Financial, Inc.
4.250% due 04/15/2021	4,687	4,603
7.500% due 09/15/2020	6,375	6,478
American Express Co.
2.100% (US0003M + 0.330%) due 10/30/2020 ~	5,500	5,441
2.315% (US0003M + 0.620%) due 05/20/2022 ~	37,000	35,496
2.373% (US0003M + 0.610%) due 08/01/2022 ~	14,200	13,756
American Honda Finance Corp.
1.186% (US0003M + 0.290%) due 12/10/2021 ~	33,000	31,005
1.807% (US0003M + 0.540%) due 06/27/2022 ~	53,300	49,562
2.142% (US0003M + 0.450%) due 02/15/2022 ~	29,600	28,447
American Tower Corp. 2.800% due 06/01/2020	16,555	16,425
Athene Global Funding
2.750% due 04/20/2020	3,904	3,896
2.959% (US0003M + 1.140%) due 04/20/2020 ~	49,060	49,093
3.138% (US0003M + 1.230%) due 07/01/2022 ~	37,559	37,810
AvalonBay Communities, Inc. 2.261% (US0003M + 0.430%) due 01/15/2021 ~	7,575	7,456
Aviation Capital Group LLC
2.440% (US0003M + 0.670%) due 07/30/2021 ~	15,607	14,761
2.530% (US0003M + 0.950%) due 06/01/2021 ~	35,694	34,085
6.750% due 04/06/2021	6,030	5,979
7.125% due 10/15/2020	11,236	11,112
Axis Bank Ltd. 3.250% due 05/21/2020	10,854	10,874
Banco Santander Chile 2.500% due 12/15/2020	4,143	4,148
Bank of America Corp.
2.083% (US0003M + 0.650%) due 10/01/2021 ~	32,300	31,581
3.239% (US0003M + 1.420%) due 04/19/2021 ~	500	495
Bank of Montreal 2.308% (US0003M + 0.460%) due 04/13/2021 ~	500	485
Bank of Nova Scotia 1.950% due 02/01/2023	25,600	25,484
Barclays Bank PLC
2.308% (US0003M + 0.460%) due 01/11/2021 ~	2,275	2,229
2.392% (US0003M + 0.650%) due 08/07/2020 ~	1,308	1,303
2.650% due 01/11/2021	3,100	3,092
Barclays PLC
2.875% due 06/08/2020	34,004	33,865
3.072% (US0003M + 1.380%) due 05/16/2024 ~	19,000	16,742
3.200% due 08/10/2021	4,144	4,106
3.844% (US0003M + 2.110%) due 08/10/2021 ~	38,441	37,136
BNZ International Funding Ltd. 1.721% (US0003M + 0.980%) due 09/14/2021 ~	13,000	12,819
BOC Aviation Ltd. 2.813% (US0003M + 1.050%) due 05/02/2021 ~	15,215	15,235
Canadian Imperial Bank of Commerce 0.818% (SOFRRATE + 0.800%) due 03/17/2023 ~	54,700	52,166

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Caterpillar Financial Services Corp.
1.279% (US0003M + 0.280%) due 09/07/2021 ~	14,000	13,486
1.299% (US0003M + 0.300%) due 03/08/2021 ~	10,000	9,817
1.872% (US0003M + 0.180%) due 05/15/2020 ~	500	499
2.202% (US0003M + 0.510%) due 05/15/2023 ~	8,400	7,890
Citibank N.A. 2.295% (US0003M + 0.600%) due 05/20/2022 ~	94,300	91,147
Citigroup, Inc.
1.549% (SOFRRATE + 0.870%) due 11/04/2022 ~	15,600	14,661
2.603% (US0003M + 1.023%) due 06/01/2024 ~	37,800	35,255
3.010% (US0003M + 1.430%) due 09/01/2023 ~	21,200	20,736
CNH Industrial Capital LLC 4.875% due 04/01/2021	11,562	11,308
Cooperatieve Rabobank UA 2.664% (US0003M + 0.830%) due 01/10/2022 ~	45,000	44,892
Credit Suisse AG
1.199% (SOFRRATE + 0.450%) due 02/04/2022 ~	3,779	3,540
2.100% due 11/12/2021	26,000	25,902
Credit Suisse Group AG 2.024% (US0003M + 1.240%) due 06/12/2024 ~	5,000	4,420
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	12,170	12,251
4.109% (US0003M + 2.290%) due 04/16/2021 ~	12,218	12,227
Danske Bank A/S
2.000% due 09/08/2021	11,453	11,233
2.750% due 09/17/2020	24,658	24,485
2.800% due 03/10/2021	3,475	3,472
3.001% due 09/20/2022 •	1,500	1,486
DBS Group Holdings Ltd. 2.414% (US0003M + 0.620%) due 07/25/2022 ~	58,930	58,795
Dexia Credit Local S.A. 2.095% (US0003M + 0.320%) due 09/29/2020 ~	35,000	35,060
DNB Bank ASA
1.821% (US0003M + 0.370%) due 10/02/2020 ~	11,000	10,905
2.200% (US0003M + 0.620%) due 12/02/2022 ~	58,500	55,751
2.650% (US0003M + 1.070%) due 06/02/2021 ~	11,600	11,688
First Abu Dhabi Bank PJSC 2.793% (US0003M + 0.950%) due 04/16/2022 ~	9,700	9,334
Ford Motor Credit Co. LLC
2.134% (US0003M + 0.930%) due 09/24/2020 ~	58,100	55,199
2.193% (US0003M + 0.430%) due 11/02/2020 ~	3,500	3,274
4.424% (US0003M + 2.550%) due 01/07/2021 ~	12,875	12,233
GE Capital International Funding Co. Unlimited Co. 2.342% due 11/15/2020	4,966	4,939
General Motors Financial Co., Inc.
2.277% (US0003M + 0.540%) due 11/06/2020 ~	6,908	6,573
2.450% due 11/06/2020	10,026	9,730
2.650% due 04/13/2020	2,300	2,298
2.728% (US0003M + 0.850%) due 04/09/2021 ~	31,793	28,625
2.837% (US0003M + 1.100%) due 11/06/2021 ~	37,612	34,490
3.388% (US0003M + 1.550%) due 01/14/2022 ~	5,026	4,173
3.700% due 11/24/2020	1,057	1,047
Goldman Sachs Bank USA 0.994% due 05/24/2021 •	28,200	27,432
Goldman Sachs Group, Inc.
2.557% (US0003M + 0.780%) due 10/31/2022 ~	3,238	3,121
2.862% (US0003M + 1.170%) due 11/15/2021 ~	52,932	51,887
2.904% (US0003M + 1.110%) due 04/26/2022 ~	30,550	29,725
3.154% (US0003M + 1.360%) due 04/23/2021 ~	19,400	19,284
Harley-Davidson Financial Services, Inc.
2.196% (US0003M + 0.500%) due 05/21/2020 ~	18,246	18,186
2.400% due 06/15/2020	22,375	21,854
2.520% (US0003M + 0.940%) due 03/02/2021 ~	78,400	78,342
3.550% due 05/21/2021	11,092	11,282
Hitachi Capital UK PLC 2.385% (US0003M + 0.690%) due 11/20/2020 ~	4,200	4,210
HSBC Bank Canada 3.300% due 11/28/2021	12,000	12,315
HSBC Holdings PLC
1.434% (US0003M + 0.650%) due 09/11/2021 ~	73,217	71,601
2.292% (US0003M + 0.600%) due 05/18/2021 ~	27,930	27,361
2.692% (US0003M + 1.000%) due 05/18/2024 ~	6,000	5,599
3.239% (US0003M + 2.240%) due 03/08/2021 ~	1,200	1,193
3.400% (US0003M + 1.500%) due 01/05/2022 ~	68,373	65,573
HSBC USA, Inc. 2.750% due 08/07/2020	1,500	1,493
Hyundai Capital Services, Inc.
2.625% due 09/29/2020	26,328	26,372
2.875% due 03/16/2021	10,361	10,323
3.000% due 03/06/2022	299	298
ICICI Bank Ltd.
3.125% due 08/12/2020	4,130	4,108
5.750% due 11/16/2020	3,344	3,396

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

ING Bank NV 2.662% (US0003M + 0.970%) due 08/17/2020 ~	2,000	1,990
ING Groep NV 2.525% (US0003M + 1.150%) due 03/29/2022 ~	21,700	20,929
International Lease Finance Corp.
4.625% due 04/15/2021	16,816	15,529
8.250% due 12/15/2020	13,224	13,150
Jackson National Life Global Funding
1.248% (US0003M + 0.480%) due 06/11/2021 ~	1,700	1,631
1.997% (US0003M + 0.730%) due 06/27/2022 ~	25,750	24,617
2.094% (US0003M + 0.300%) due 04/27/2020 ~	19,400	19,392
2.131% (US0003M + 0.300%) due 10/15/2020 ~	17,400	17,283
John Deere Capital Corp.
1.263% (US0003M + 0.490%) due 06/13/2022 ~	27,000	26,152
1.549% (US0003M + 0.550%) due 06/07/2023 ~	18,000	16,760
JPMorgan Chase & Co.
1.499% (US0003M + 0.610%) due 06/18/2022 ~	67,000	65,370
2.099% (US0003M + 1.100%) due 06/07/2021 ~	3,895	3,880
2.694% (US0003M + 0.900%) due 04/25/2023 ~	19,046	18,378
3.031% (US0003M + 1.230%) due 10/24/2023 ~	6,000	5,811
3.060% (US0003M + 1.480%) due 03/01/2021 ~	12,595	12,631
KEB Hana Bank
1.616% (US0003M + 0.875%) due 09/14/2022 ~	6,800	6,747
2.133% (US0003M + 0.700%) due 10/02/2022 ~	21,130	20,923
2.625% (US0003M + 0.725%) due 04/05/2020 ~	35,210	35,215
Lloyds Bank PLC 2.232% (US0003M + 0.490%) due 05/07/2021 ~	46,400	43,718
Lloyds Banking Group PLC 1.995% (US0003M + 0.800%) due 06/21/2021 ~	8,800	8,590
Macquarie Bank Ltd. 2.915% (US0003M + 1.120%) due 07/29/2020 ~	51,650	51,768
MassMutual Global Funding 1.379% (US0003M + 0.125%) due 03/04/2021 ~	3,700	3,700
MET Tower Global Funding 1.561% (SOFRRATE + 0.550%) due 01/17/2023 ~	56,400	51,377
Metropolitan Life Global Funding 1.695% (SOFRRATE + 0.570%) due 01/13/2023 ~	26,000	22,735
Mitsubishi UFJ Financial Group, Inc.
1.699% (US0003M + 0.700%) due 03/07/2022 ~	13,600	12,467
1.833% (US0003M + 1.060%) due 09/13/2021 ~	36,004	35,468
2.320% (US0003M + 0.740%) due 03/02/2023 ~	16,000	15,217
2.584% (US0003M + 0.790%) due 07/25/2022 ~	57,359	54,914
2.599% (US0003M + 0.920%) due 02/22/2022 ~	33,789	30,490
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	1,900	1,870
2.750% due 10/21/2020	14,278	14,067
Mizuho Financial Group, Inc.
1.623% (US0003M + 0.850%) due 09/13/2023 ~	26,520	24,316
1.648% (US0003M + 0.880%) due 09/11/2022 ~	47,100	45,275
2.309% (US0003M + 0.630%) due 05/25/2024 ~	31,660	28,777
2.553% (US0003M + 0.940%) due 02/28/2022 ~	24,990	24,062
2.683% (US0003M + 0.840%) due 07/16/2023 ~	39,623	37,628
Morgan Stanley
1.613% (SOFRRATE + 0.700%) due 01/20/2023 ~	91,445	85,389
2.732% (US0003M + 0.930%) due 07/22/2022 ~	46,460	45,225
3.201% (US0003M + 1.400%) due 10/24/2023 ~	11,052	10,734
MUFG Union Bank N.A. 0.816% (SOFRRATE + 0.710%) due 12/09/2022 ~	15,050	14,314
Nationwide Building Society
1.700% due 02/13/2023	40,000	41,049
2.000% due 01/27/2023	22,000	21,563
NatWest Markets PLC 2.775% (US0003M + 1.400%) due 09/29/2022 ~	56,900	53,638
Natwest Markets PLC 5.625% due 08/24/2020	5,708	5,707
New York Life Global Funding
2.099% (US0003M + 0.280%) due 01/21/2022 ~	34,000	32,962
2.288% (US0003M + 0.440%) due 07/12/2022 ~	30,000	28,828
Nissan Motor Acceptance Corp.
1.261% (US0003M + 0.520%) due 03/15/2021 ~	8,710	8,550
1.765% (US0003M + 0.390%) due 09/28/2020 ~	11,446	11,330
1.765% due 09/28/2020 •	3,200	3,168
1.825% (US0003M + 0.630%) due 09/21/2021 ~	25,337	24,656
2.065% due 09/28/2022 •	9,850	9,165
2.150% due 07/13/2020	4,350	4,324
2.150% due 09/28/2020	17,660	17,345
2.238% (US0003M + 0.390%) due 07/13/2020 ~	20,900	20,808
2.498% (US0003M + 0.650%) due 07/13/2022 ~	9,550	9,172
2.738% (US0003M + 0.890%) due 01/13/2022 ~	43,745	42,557
Nordea Bank Abp 2.083% (US0003M + 0.470%) due 05/29/2020 ~	9,000	8,983
NTT Finance Corp. 1.905% (US0003M + 0.530%) due 06/29/2020 ~	116,666	116,175

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

ORIX Corp. 2.650% due 04/13/2021	1,100	1,092
PNC Bank N.A.
2.004% (US0003M + 0.325%) due 02/24/2023 ~	70,700	66,663
2.252% (US0003M + 0.450%) due 07/22/2022 ~	111,900	108,525
Protective Life Global Funding 1.895% (US0003M + 0.520%) due 06/28/2021 ~	10,000	9,666
Qatari Diar Finance QSC 5.000% due 07/21/2020	15,425	15,494
QNB Finance Ltd.
2.321% (US0003M + 1.320%) due 12/06/2021 ~(g)	8,400	8,505
2.763% (US0003M + 1.000%) due 05/02/2022 ~	4,100	4,082
2.875% due 04/29/2020	24,780	24,761
2.988% (US0003M + 1.350%) due 05/31/2021 ~	60,367	57,987
3.389% (US0003M + 1.570%) due 07/18/2021 ~	11,400	11,198
Royal Bank of Canada
2.196% (US0003M + 0.360%) due 01/17/2023 ~	21,100	19,700
2.245% (US0003M + 0.470%) due 04/29/2022 ~	34,000	32,644
Royal Bank of Scotland Group PLC 3.162% (US0003M + 1.470%) due 05/15/2023 ~	52,482	49,866
Santander UK Group Holdings PLC 2.875% due 10/16/2020	10,400	10,399
Santander UK PLC
2.063% (US0003M + 0.300%) due 11/03/2020 ~	2,400	2,397
2.100% due 01/13/2023	14,000	13,595
2.125% due 11/03/2020	1,010	1,004
2.200% (US0003M + 0.620%) due 06/01/2021 ~	45,133	42,107
2.352% (US0003M + 0.660%) due 11/15/2021 ~	33,942	32,983
SBA Tower Trust 2.877% due 07/15/2046	6,000	5,987
Shinhan Bank Co. Ltd. 2.250% due 04/15/2020	6,000	6,002
Skandinaviska Enskilda Banken AB
1.429% (US0003M + 0.645%) due 12/12/2022 ~	65,700	60,929
2.122% (US0003M + 0.430%) due 05/17/2021 ~	23,800	23,025
SL Green Operating Partnership LP 2.672% (US0003M + 0.980%) due 08/16/2021 ~	13,800	13,433
Standard Chartered PLC
2.096% (US0003M + 1.200%) due 09/10/2022 ~	31,300	30,418
2.744% due 09/10/2022 •	4,500	4,456
3.050% due 01/15/2021	2,920	2,875
State Bank of India 2.850% (US0003M + 0.950%) due 04/06/2020 ~	57,109	57,102
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020	3,500	3,524
Sumitomo Mitsui Banking Corp. 2.213% (US0003M + 0.370%) due 10/16/2020 ~	56,400	55,672
Sumitomo Mitsui Financial Group, Inc.
2.559% (US0003M + 0.740%) due 10/18/2022 ~	4,500	4,460
2.618% (US0003M + 0.780%) due 07/12/2022 ~	40,065	38,148
2.679% (US0003M + 1.680%) due 03/09/2021 ~	6,000	5,936
2.808% (US0003M + 0.970%) due 01/11/2022 ~	12,000	12,094
2.948% (US0003M + 1.110%) due 07/14/2021 ~	14,389	13,741
Svenska Handelsbanken AB 2.153% (US0003M + 0.470%) due 05/24/2021 ~	9,700	9,448
Toronto-Dominion Bank
1.356% (SOFRRATE + 0.480%) due 01/27/2023 ~	24,800	23,240
3.350% due 10/22/2021 (i)	25,000	25,820
Toyota Motor Credit Corp.
1.832% (US0003M + 0.125%) due 08/13/2021 ~	46,000	44,002
2.092% due 05/17/2022 •	13,250	12,690
UBS AG 2.060% (US0003M + 0.480%) due 12/01/2020 ~	15,881	15,729
UBS Group AG
2.642% (US0003M + 0.950%) due 08/15/2023 ~	37,500	34,910
2.644% (US0003M + 1.440%) due 09/24/2020 ~	3,500	3,472
2.903% due 05/23/2023 •	1,480	1,385
3.293% due 02/01/2022 •	18,640	18,168
3.618% due 04/14/2021 •	34,040	33,340
United Overseas Bank Ltd. 2.286% (US0003M + 0.480%) due 04/23/2021 ~	13,000	12,569
Wells Fargo & Co.
2.661% (US0003M + 0.930%) due 02/11/2022 ~	21,102	20,702
2.682% (US0003M + 0.880%) due 07/22/2020 ~	5,000	4,974
3.007% (US0003M + 1.230%) due 10/31/2023 ~	8,200	7,829
Wells Fargo Bank N.A.
1.659% (US0003M + 0.660%) due 09/09/2022 ~(i)	64,415	61,842
2.258% (US0003M + 0.620%) due 05/27/2022 ~(i)	62,100	61,233
		4,745,008
INDUSTRIALS 18.7%
AbbVie, Inc.
2.153% (US0003M + 0.460%) due 11/19/2021 ~	33,600	32,488

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

2.346% (US0003M + 0.650%) due 11/21/2022 ~	33,800	31,635
American Airlines Pass-Through Trust 5.250% due 07/31/2022	325	322
Amgen, Inc. 2.181% (US0003M + 0.450%) due 05/11/2020 ~	21,408	21,343
Apple, Inc. 2.081% (US0003M + 0.350%) due 05/11/2022 ~	100	98
BAT Capital Corp.
2.294% due 08/14/2020 •	93,376	91,850
2.572% (US0003M + 0.880%) due 08/15/2022 ~	46,600	42,966
Bayer U.S. Finance LLC
1.846% (US0003M + 0.630%) due 06/25/2021 ~	42,551	41,197
3.500% due 06/25/2021	31,450	31,520
Becton Dickinson and Co. 2.404% due 06/05/2020	12,700	12,661
BMW Finance NV 2.503% (US0003M + 0.790%) due 08/12/2022 ~	32,000	30,711
BMW U.S. Capital LLC
2.258% (US0003M + 0.410%) due 04/12/2021 ~	26,799	25,980
2.280% (US0003M + 0.380%) due 04/06/2020 ~	4,040	4,038
2.368% (US0003M + 0.530%) due 04/14/2022 ~	12,000	11,536
2.540% (US0003M + 0.640%) due 04/06/2022 ~	18,334	17,502
Bristol-Myers Squibb Co. 2.072% (US0003M + 0.380%) due 05/16/2022 ~	56,600	55,241
Broadcom Corp. 2.200% due 01/15/2021	3,534	3,489
Campbell Soup Co. 1.371% (US0003M + 0.630%) due 03/15/2021 ~	7,085	6,860
Central Nippon Expressway Co. Ltd.
1.591% (US0003M + 0.850%) due 09/14/2021 ~	22,050	21,528
2.152% (US0003M + 0.460%) due 02/15/2022 ~	19,800	19,821
2.241% due 02/16/2021	200	201
2.273% due 03/03/2022 •	73,760	71,700
2.291% (US0003M + 0.540%) due 08/04/2020 ~	35,300	35,050
2.323% (US0003M + 0.560%) due 11/02/2021 ~	21,250	21,360
2.381% due 09/17/2020	5,500	5,525
2.613% (US0003M + 1.000%) due 05/28/2021 ~	31,000	31,269
2.662% (US0003M + 0.970%) due 02/16/2021 ~	1,200	1,190
2.876% (US0003M + 1.070%) due 04/23/2021 ~	7,570	7,636
Charter Communications Operating LLC 3.579% due 07/23/2020	105,608	105,286
Cigna Corp.
1.493% (US0003M + 0.650%) due 09/17/2021 ~	51,000	49,011
3.200% due 09/17/2020	2,871	2,875
Conagra Brands, Inc.
2.378% (US0003M + 0.500%) due 10/09/2020 ~	31,576	31,161
2.552% (US0003M + 0.750%) due 10/22/2020 ~	2,975	2,944
3.800% due 10/22/2021	8,780	8,856
Constellation Brands, Inc. 2.392% (US0003M + 0.700%) due 11/15/2021 ~	40,415	38,107
CVS Health Corp. 1.719% (US0003M + 0.720%) due 03/09/2021 ~	8,700	8,522
Daimler Finance North America LLC
2.143% (US0003M + 0.430%) due 02/12/2021 ~	9,375	9,040
2.301% (US0003M + 0.550%) due 05/04/2021 ~	43,938	42,245
2.411% (US0003M + 0.670%) due 11/05/2021 ~	47,000	45,341
2.563% (US0003M + 0.880%) due 02/22/2022 ~	39,900	37,642
2.591% (US0003M + 0.840%) due 05/04/2023 ~	3,200	2,783
2.592% (US0003M + 0.900%) due 02/15/2022 ~	27,000	25,032
Dell International LLC 4.420% due 06/15/2021	98,221	99,307
Delta Air Lines, Inc. 2.600% due 12/04/2020	3,644	3,479
Discovery Communications LLC 2.800% due 06/15/2020	26,572	26,511
Dominion Energy Gas Holdings LLC 1.341% (US0003M + 0.600%) due 06/15/2021 ~	44,900	43,165
Doosan Heavy Industries & Construction Co. Ltd. 2.125% due 04/27/2020	3,500	3,502
Enbridge, Inc. 1.441% (US0003M + 0.700%) due 06/15/2020 ~	12,250	12,119
Expedia Group, Inc. 5.950% due 08/15/2020	6,500	6,412
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020	550	553
Fortune Brands Home & Security, Inc. 3.000% due 06/15/2020	15,937	15,904
GATX Corp. 2.461% (US0003M + 0.720%) due 11/05/2021 ~	10,700	10,492
General Electric Co. 2.631% (US0003M + 0.800%) due 04/15/2020 ~	2,890	2,882
General Mills, Inc. 6.610% due 10/15/2022	10,800	10,852

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

General Motors Co.
1.796% (US0003M + 0.900%) due 09/10/2021 ~	1,906	1,721
2.542% (US0003M + 0.800%) due 08/07/2020 ~	31,372	30,835
GlaxoSmithKline Capital PLC 2.054% (US0003M + 0.350%) due 05/14/2021 ~	6,400	6,150
Hewlett Packard Enterprise Co.
1.464% (US0003M + 0.680%) due 03/12/2021 ~	11,700	11,322
2.620% (US0003M + 0.720%) due 10/05/2021 ~	21,200	19,968
3.600% due 10/15/2020	13,500	13,517
Hyundai Capital America
1.604% (US0003M + 0.820%) due 03/12/2021 ~	21,394	21,134
1.689% due 09/18/2020 •	11,500	11,441
1.889% (US0003M + 1.000%) due 09/18/2020 ~	13,038	12,876
2.450% due 06/15/2021 (e)	1,700	1,682
2.550% due 04/03/2020	8,820	8,820
2.708% (US0003M + 0.800%) due 04/03/2020 ~	5,203	5,203
2.750% due 09/18/2020	13,385	13,417
2.812% due 07/08/2021 •	4,803	4,648
3.000% due 10/30/2020	14,517	14,513
3.000% due 03/18/2021	14,818	14,785
3.450% due 03/12/2021	13,292	13,287
Imperial Brands Finance PLC 2.950% due 07/21/2020	86,956	86,795
Japan Tobacco, Inc. 2.000% due 04/13/2021	9,000	8,981
Kia Motors Corp. 2.625% due 04/21/2021	1,540	1,552
Kinder Morgan Energy Partners LP 6.500% due 04/01/2020	4,500	4,500
Kraft Heinz Foods Co.
2.304% (US0003M + 0.570%) due 02/10/2021 ~	21,627	20,459
2.800% due 07/02/2020	4,088	4,058
L3Harris Technologies, Inc. 2.250% (US0003M + 0.480%) due 04/30/2020 ~	4,900	4,893
Marriott International, Inc.
1.649% (US0003M + 0.650%) due 03/08/2021 ~	12,158	10,394
2.180% (US0003M + 0.600%) due 12/01/2020 ~	45,825	42,889
Martin Marietta Materials, Inc. 2.333% (US0003M + 0.650%) due 05/22/2020 ~	18,617	18,484
Microchip Technology, Inc. 3.922% due 06/01/2021	4,725	4,607
Mylan NV 3.750% due 12/15/2020	3,250	3,232
NXP BV 4.125% due 06/01/2021	3,600	3,635
Occidental Petroleum Corp.
2.684% (US0003M + 0.950%) due 02/08/2021 ~	45,870	36,356
3.142% (US0003M + 1.450%) due 08/15/2022 ~	91,575	61,395
Otis Worldwide Corp. 2.088% (US0003M + 0.450%) due 04/05/2023 ~	5,800	5,523
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	20,300	20,200
3.300% due 04/01/2021	440	442
3.650% due 07/29/2021	1,200	1,216
Phillips 66
2.247% (US0003M + 0.600%) due 02/26/2021 ~	7,905	7,395
2.581% (US0003M + 0.750%) due 04/15/2020 ~	8,300	8,293
Reckitt Benckiser Treasury Services PLC 1.764% (US0003M + 0.560%) due 06/24/2022 ~	31,650	30,534
Reynolds American, Inc. 3.250% due 06/12/2020	1,851	1,846
Rolls-Royce PLC 2.375% due 10/14/2020	9,600	9,048
Spectra Energy Partners LP 2.014% (US0003M + 0.700%) due 06/05/2020 ~	1,744	1,725
Syngenta Finance NV 3.698% due 04/24/2020	5,000	4,990
Textron, Inc. 2.284% (US0003M + 0.550%) due 11/10/2020 ~	27,300	27,301
Time Warner Cable LLC 4.125% due 02/15/2021	2,465	2,473
Tyson Foods, Inc.
2.130% (US0003M + 0.550%) due 06/02/2020 ~	31,286	31,208
2.146% (US0003M + 0.450%) due 08/21/2020 ~	19,890	19,787
VMware, Inc. 2.300% due 08/21/2020	24,965	24,701
Volkswagen Group of America Finance LLC
2.064% (US0003M + 0.860%) due 09/24/2021 ~	15,000	13,741
2.400% due 05/22/2020	8,562	8,533
2.477% (US0003M + 0.770%) due 11/13/2020 ~	89,215	88,098
2.653% (US0003M + 0.940%) due 11/12/2021 ~	20,100	19,675
3.875% due 11/13/2020	1,910	1,904
Vulcan Materials Co. 1.341% (US0003M + 0.600%) due 06/15/2020 ~	14,730	14,614

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Wabtec Corp. 2.041% (US0003M + 1.050%) due 09/15/2021 ~	18,200	17,671
Walt Disney Co. 1.970% (US0003M + 0.390%) due 09/01/2022 ~	28,900	28,031
Woolworths Group Ltd. 4.000% due 09/22/2020	1,325	1,341
ZF North America Capital, Inc. 4.000% due 04/29/2020	1,419	1,412
Zoetis, Inc. 2.135% (US0003M + 0.440%) due 08/20/2021 ~	1,400	1,285
		2,231,276
UTILITIES 4.5%
AT&T, Inc.
2.305% (US0003M + 0.930%) due 06/30/2020 ~	9,573	9,511
2.330% (US0003M + 0.750%) due 06/01/2021 ~	32,600	31,660
2.594% (US0003M + 0.890%) due 02/15/2023 ~	35,185	33,221
2.781% (US0003M + 0.950%) due 07/15/2021 ~	57,581	56,597
BP Capital Markets America, Inc. 1.702% (US0003M + 0.650%) due 09/19/2022 ~	26,000	24,886
BP Capital Markets PLC 1.611% (US0003M + 0.870%) due 09/16/2021 ~	21,500	21,161
CNOOC Finance Australia Pty. Ltd. 2.625% due 05/05/2020	21,013	21,021
Consolidated Edison Co. of New York, Inc. 1.616% (US0003M + 0.400%) due 06/25/2021 ~	49,481	48,054
Duke Energy Corp. 1.418% (US0003M + 0.650%) due 03/11/2022 ~	25,500	24,862
Duquesne Light Holdings, Inc. 6.400% due 09/15/2020	841	859
Entergy Corp. 5.125% due 09/15/2020	1,000	1,000
IPALCO Enterprises, Inc. 3.450% due 07/15/2020	5,136	5,136
NextEra Energy Capital Holdings, Inc.
1.825% (US0003M + 0.450%) due 09/28/2020 ~	1,000	1,001
2.163% (US0003M + 0.550%) due 08/28/2021 ~	14,260	13,975
2.399% (US0003M + 0.720%) due 02/25/2022 ~	3,200	3,113
3.342% due 09/01/2020	10,000	10,011
Plains All American Pipeline LP 5.000% due 02/01/2021	6,000	5,855
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	2,102	2,142
Sempra Energy
1.191% (US0003M + 0.450%) due 03/15/2021 ~	34,033	33,543
2.331% (US0003M + 0.500%) due 01/15/2021 ~	500	474
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	12,850	12,853
2.375% due 04/12/2020	13,150	13,150
2.500% due 04/28/2020	44,620	44,674
Southern Power Co. 1.666% (US0003M + 0.550%) due 12/20/2020 ~	58,834	57,912
State Grid Overseas Investment Ltd. 2.250% due 05/04/2020	4,062	4,064
Verizon Communications, Inc.
1.741% (US0003M + 1.000%) due 03/16/2022 ~	33,300	31,704
2.792% (US0003M + 1.100%) due 05/15/2025 ~	24,300	22,164
		534,603
Total Corporate Bonds & Notes (Cost $7,790,239)		7,510,887
MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2017 2.295% (US0001M + 0.780%) due 04/01/2047 ~	27,950	28,173
WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.720% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,350	7,382
Total Municipal Bonds & Notes (Cost $35,301)		35,555
U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
1.012% due 04/18/2028 - 09/18/2031 •	833	829
1.112% due 05/18/2032 •	148	148
1.162% due 03/18/2032 •	130	130
1.197% due 05/25/2037 •	26	26
1.247% due 12/25/2045 •	3,564	3,512
1.277% due 02/25/2037 •	75	74

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

1.297% due 11/25/2036 •	99	98
1.347% due 06/25/2026 •	161	161
1.357% due 09/25/2035 •	449	445
1.367% due 03/25/2037 •	323	321
1.397% due 02/25/2038 •	495	498
1.397% due 07/25/2049 (i)	10,355	10,275
1.397% due 06/25/2059 •(i)	11,271	11,196
1.447% due 06/25/2031 - 11/25/2059 •	6,541	6,466
1.447% due 07/25/2049 - 08/25/2059 •(i)	54,057	53,639
1.627% due 12/25/2037 •	512	514
1.647% due 05/25/2037 •	102	102
1.697% due 03/25/2037 - 02/25/2040 •	121	127
1.727% due 02/25/2038 •	852	860
1.797% due 07/25/2038 •	104	106
1.847% due 03/25/2032 •	28	28
1.927% due 01/25/2037 •	508	507
1.955% due 06/25/2048 •(i)	17,173	17,081
1.975% due 08/25/2044 •	5,755	5,750
2.005% due 08/25/2044 - 12/25/2048 •(i)	43,484	43,303
2.005% due 10/25/2044 •	7,672	7,653
2.027% due 08/25/2049 •(i)	25,869	25,908
2.047% due 03/25/2060 •(i)	18,594	18,566
2.055% due 07/25/2044 •	5,190	5,186
2.055% due 09/25/2049 - 10/25/2059 •(i)	30,432	30,247
2.105% due 07/25/2046 •(i)	13,757	13,740
2.105% due 07/25/2046 •	574	575
2.131% due 08/25/2044 (i)	19,220	19,124
2.155% due 07/25/2046 •(i)	10,222	10,250
2.374% due 04/25/2023 •	845	848
4.230% due 05/01/2038 •	472	478
4.462% due 01/01/2036 •	3,630	3,676
FDIC Structured Sale Guaranteed Notes 1.489% due 11/29/2037 •	11	11
Freddie Mac
0.955% due 11/15/2036 - 01/15/2040 •	35	36
1.025% due 02/15/2037 •	1,163	1,147
1.125% due 04/15/2041 •	304	302
1.155% due 09/15/2048 - 04/15/2049 •	13,213	13,103
1.155% due 09/25/2049 •(i)	23,971	23,737
1.205% due 07/15/2039 •	60	60
1.205% due 12/25/2049 •(i)	16,960	16,968
1.450% due 03/12/2025	64,000	64,021
1.500% due 03/26/2025	62,300	62,306
1.500% due 04/03/2025 (a)	125,755	125,614
1.815% due 11/25/2024 •	5,625	5,633
1.875% due 03/05/2025	30,000	30,045
1.975% due 05/15/2038 •	4,031	3,988
1.985% due 05/15/2041 •	4,508	4,510
2.005% due 03/15/2037 - 03/15/2043 •(i)	48,399	48,015
2.005% due 10/15/2037 - 08/15/2042 •	25,291	25,166
2.055% due 12/15/2042 - 11/15/2044 •	10,432	10,412
2.075% due 06/15/2044 •(i)	14,802	14,781
2.105% due 12/15/2037 •	2,664	2,660
2.500% due 06/25/2034 - 07/25/2034 (i)	165,380	168,945
4.398% due 09/01/2037 •	2,708	2,739
Ginnie Mae
1.173% due 07/20/2049 •(i)	18,148	18,032
1.223% due 03/20/2049 - 01/20/2050 •(i)	82,337	81,834
1.373% due 09/20/2040 •(i)	7,128	7,097
1.393% due 05/20/2041 •(i)	14,401	14,291
1.403% due 10/20/2040 •(i)	13,653	13,547
1.405% due 01/16/2040 •	4,702	4,702
1.423% due 05/20/2041 •	4,133	4,104
1.513% due 02/20/2040 •	4,568	4,591
1.523% due 03/20/2040 (i)	13,598	13,641
1.543% due 04/20/2040 •(i)	10,017	10,079
1.573% due 03/20/2040 •(i)	10,522	10,600
1.862% due 06/20/2066 •	1,511	1,503
1.950% due 05/20/2063 •	909	903
1.981% due 06/20/2046 •(i)	40,128	39,547
2.012% due 08/20/2065 •(i)	26,801	26,425
2.032% due 06/20/2061 - 10/20/2066 •	264	263
2.062% due 10/20/2062 •(i)	5,164	5,101
2.132% due 06/20/2067 •	1,809	1,783
2.162% due 03/20/2061 - 07/20/2067 •	9,305	9,214
2.212% due 04/20/2062 •	3,528	3,501
2.213% due 12/20/2068 •(i)	10,829	10,539
2.262% due 05/20/2065 •(i)	9,278	9,125
2.262% due 10/20/2065 •	4,627	4,591
2.312% due 12/20/2064 - 10/20/2065 •(i)	23,515	23,184
2.362% due 02/20/2062 •(i)	5,105	5,081
2.412% due 12/20/2065 - 08/20/2066 •(i)	12,798	12,656
2.442% due 09/20/2066 •	2,073	2,054
2.462% due 05/20/2066 •(i)	9,215	9,133

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

2.462% due 07/20/2066 •	3,506	3,475
2.492% due 08/20/2066 •	1,259	1,249
2.500% due 01/20/2049 - 10/20/2049 (i)	71,502	74,014
2.582% due 07/20/2065 •(i)	5,932	5,908
2.662% due 01/20/2066 •(i)	5,757	5,752
2.712% due 02/20/2066 •(i)	14,627	14,908
3.487% due 06/20/2067 •(i)	7,663	7,662
3.629% due 04/20/2067 •	2,190	2,188
6.000% due 12/15/2033	19	21
6.500% due 11/15/2033 - 09/15/2034	22	25
7.000% due 01/15/2024 - 07/15/2032	83	84
7.500% due 07/15/2024 - 06/15/2028	60	64
NCUA Guaranteed Notes
1.075% due 12/07/2020 •	511	509
1.486% due 11/05/2020 •	3,436	3,437
1.576% due 12/08/2020 •	1,628	1,628
Total U.S. Government Agencies (Cost $1,386,059)		1,384,691
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
AREIT Trust 1.725% due 09/14/2036 •	14,000	12,077
Bancorp Commercial Mortgage Trust 1.755% due 09/15/2036 •	17,786	16,964
Bear Stearns Adjustable Rate Mortgage Trust 3.973% due 08/25/2033 ~	564	525
Brass PLC 2.392% due 11/16/2066 •	11,773	11,516
BX Commercial Mortgage Trust 1.455% due 11/15/2035 •	12,384	11,863
Credit Suisse Mortgage Capital Trust 1.455% due 07/15/2032 •	13,000	11,545
Exantas Capital Corp. Ltd. 1.800% due 04/15/2036 •	26,732	23,677
GCAT Trust 2.650% due 10/25/2068 ~	4,373	4,342
Gosforth Funding PLC
1.522% due 12/19/2059 •	4,305	4,275
2.129% due 08/25/2060 •	14,693	14,394
GPMT Ltd. 1.673% due 11/21/2035 •	3,936	3,813
GS Mortgage Securities Corp. Trust 1.405% due 07/15/2032 •	16,300	15,497
GS Mortgage Securities Trust 3.648% due 01/10/2047	7,714	7,954
IMT Trust 1.405% due 06/15/2034 •	2,711	2,493
JPMorgan Chase Commercial Mortgage Securities Trust 1.705% due 09/15/2029 •	45,400	43,078
Lanark Master Issuer PLC 2.453% due 12/22/2069 •	9,840	9,773
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 1.405% due 11/15/2031 •	721	672
MF1 Ltd. 2.077% due 12/25/2034 «•	50,000	44,775
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	1,413	1,375
Motel 6 Trust 1.625% due 08/15/2034 •	16,223	15,235
Permanent Master Issuer PLC 2.211% due 07/15/2058 •	3,375	3,367
PFP Ltd. 1.755% due 04/14/2037 •	45,200	41,102
Rosslyn Portfolio Trust 1.939% due 06/15/2033 •	4,500	4,062
Shellpoint Co-Originator Trust 3.500% due 08/25/2045 ~	6,114	6,125
UBS-Barclays Commercial Mortgage Trust 1.601% due 04/10/2046 •	14,981	15,320
VMC Finance LLC 1.720% due 10/15/2035 •	8,483	7,948
Wells Fargo Commercial Mortgage Trust
1.647% due 12/13/2031 •	5,400	5,138
1.850% due 07/15/2046 •	5,700	5,780
Wells Fargo-RBS Commercial Mortgage Trust 2.250% due 06/15/2044 •	23,291	23,448
Total Non-Agency Mortgage-Backed Securities (Cost $391,554)		368,133
ASSET-BACKED SECURITIES 15.1%
Allegro CLO Ltd. 2.990% due 01/30/2026 •	450	450
Ally Auto Receivables Trust 1.750% due 12/15/2021	126	126

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Ally Master Owner Trust 1.025% due 07/15/2022 •	20,000	19,620
ARI Fleet Lease Trust 1.185% due 11/15/2027 •	10,100	9,910
Arkansas Student Loan Authority 2.579% due 11/25/2043 •	513	509
Atlas Senior Loan Fund Ltd. 2.689% due 04/20/2028 •	4,200	4,064
B&M CLO Ltd. 2.573% due 04/16/2026 •	935	930
Bank of The West Auto Trust 3.090% due 04/15/2021	446	446
Barings BDC Static CLO Ltd. 2.851% due 04/15/2027 •	34,496	34,184
Canadian Pacer Auto Receivables Trust
0.950% due 11/21/2022 •	20,000	19,794
3.000% due 06/21/2021	2,000	1,998
CARDS Trust 1.095% due 05/15/2024 •	34,400	33,822
CarMax Auto Owner Trust
1.015% due 07/15/2022 •	8,147	8,133
1.400% due 08/15/2021	2,011	2,008
2.730% due 08/16/2021	531	532
Chesapeake Funding LLC
1.075% due 08/15/2030 •	24,773	24,314
1.105% due 04/15/2031 •	14,409	13,937
1.185% due 09/15/2031 •	12,848	12,413
1.910% due 08/15/2029	4,516	4,493
1.990% due 05/15/2029	711	706
3.040% due 04/15/2030	3,906	3,873
CIFC Funding Ltd. 2.654% due 10/25/2027 •	8,800	8,651
Citibank Credit Card Issuance Trust 1.544% due 04/22/2026 •	6,000	5,744
Commonbond Student Loan Trust 1.797% due 05/25/2041 •	738	728
Crown Point CLO Ltd.
2.776% due 07/17/2028 •	21,000	20,193
2.989% due 10/20/2028 •	40,000	38,601
CVP Cascade CLO Ltd. 2.993% due 01/16/2026 •	3,580	3,563
Dell Equipment Finance Trust 3.160% due 02/22/2021	2,893	2,893
Denali Capital CLO LLC 2.844% due 10/26/2027 •	15,180	14,869
Dryden Senior Loan Fund 2.731% due 10/15/2027 •	14,927	14,311
Earnest Student Loan Program LLC 2.680% due 07/25/2035	9,308	9,358
Edsouth Indenture LLC
1.677% due 04/25/2039 •	1,010	987
2.777% due 09/25/2040 •	212	209
Enterprise Fleet Financing LLC 2.870% due 10/20/2023	272	271
Evergreen Credit Card Trust
1.055% due 07/15/2022 •	25,000	24,882
1.075% due 10/16/2023 •	84,000	82,208
1.185% due 01/15/2023 •	42,000	39,920
Figueroa CLO Ltd. 2.731% due 01/15/2027 •	6,670	6,652
Flagship CLO Ltd. 2.693% due 01/16/2026 •	1,435	1,417
Ford Credit Auto Lease Trust 0.965% due 02/15/2022 •	28,724	28,654
Ford Credit Auto Owner Trust 1.690% due 11/15/2021	1,223	1,218
Ford Credit Floorplan Master Owner Trust 1.305% due 09/15/2024 •	20,400	18,492
Gallatin CLO Ltd. 2.881% (US0003M + 1.050%) due 07/15/2027 ~	7,547	7,390
GMF Floorplan Owner Revolving Trust 1.115% due 09/15/2023 •	28,400	26,882
Golden Credit Card Trust
1.055% due 10/15/2023 •	41,195	40,261
2.620% due 01/15/2023	3,000	3,005
Gracechurch Card Funding PLC 1.105% due 07/15/2022 •	26,810	26,750
Halcyon Loan Advisors Funding Ltd. 2.747% due 04/20/2027 •	3,007	2,989
Hertz Fleet Lease Funding LP
1.333% due 01/10/2033 •	100,571	99,595
1.363% due 05/10/2032 •	4,171	4,143
Kubota Credit Owner Trust 2.800% due 02/16/2021	11	11

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

KVK CLO Ltd. 2.738% due 01/14/2028 •	5,450	5,323
LCM LP 2.859% due 10/20/2027 •	3,500	3,386
Marlette Funding Trust
2.690% due 09/17/2029	5,560	5,387
3.130% due 07/16/2029	2,210	2,125
Master Credit Card Trust 1.414% due 07/21/2024 •	12,000	11,198
Mercedes-Benz Auto Lease Trust 3.010% due 02/16/2021	4,025	4,030
MMAF Equipment Finance LLC 2.330% due 12/08/2025	3,360	3,337
Mountain View CLO Ltd. 1.795% due 10/16/2029 •	10,000	9,400
Nassau Ltd. 2.960% due 10/15/2029 •	26,500	25,159
Navient Private Education Loan Trust
1.555% due 11/15/2030 •	3,906	3,905
1.955% due 02/15/2029 •	2,112	2,108
Navient Private Education Refi Loan Trust
1.005% due 12/15/2059 •	1,858	1,855
1.055% due 11/15/2068 •	6,261	6,162
3.010% due 06/16/2042	5,362	5,358
Navient Student Loan Trust
1.105% due 12/15/2059 •	23,643	23,480
1.547% due 07/26/2066 •	11,133	11,024
1.697% due 07/26/2066 •	1,393	1,381
1.747% due 07/26/2066 •	7,996	7,746
1.997% due 12/27/2066 •	18,376	18,034
Nelnet Student Loan Trust
1.315% due 12/24/2035 •	4,237	4,126
1.547% due 03/25/2030 •	3,329	3,285
1.747% due 09/25/2065 •	18,096	17,809
1.747% due 08/25/2067 •	30,529	29,492
1.793% due 08/23/2027 •	4,812	4,799
1.797% due 02/25/2066 •	12,131	11,495
Nissan Master Owner Trust Receivables 1.135% due 11/15/2023 •	64,900	61,911
Northstar Education Finance, Inc. 1.647% due 12/26/2031 •	886	869
OneMain Financial Issuance Trust 2.370% due 09/14/2032	8,325	8,190
Oscar U.S. Funding LLC
2.490% due 08/10/2022	4,116	4,135
3.100% due 04/11/2022	6,764	6,808
Oscar U.S. Funding Trust LLC 1.333% due 08/10/2021 •	1,455	1,455
Palmer Square CLO Ltd. 2.542% due 08/15/2026 •	5,166	5,033
Palmer Square Loan Funding Ltd.
2.431% due 04/15/2026 •	32,334	31,860
2.592% due 11/15/2026 •	7,192	7,025
2.701% due 10/24/2027 •	12,180	11,859
Penarth Master Issuer PLC
1.062% due 09/18/2022 •	39,530	39,127
1.152% due 07/18/2023 •	24,045	23,781
PHEAA Student Loan Trust 1.897% due 11/25/2065 •	8,245	8,067
Santander Retail Auto Lease Trust 1.113% due 09/20/2022 •	15,000	14,831
Securitized Term Auto Receivables Trust
1.157% due 02/25/2021 •	1,255	1,253
2.289% due 03/25/2022	1,285	1,270
2.862% due 05/25/2021	3,191	3,200
SLC Student Loan Trust
0.841% due 09/15/2026 •	5,054	5,044
0.851% due 03/15/2027 •	7,334	7,235
0.861% due 06/15/2029 •	20,910	20,519
SLM Private Education Loan Trust
2.205% due 03/15/2032 •	9,357	9,365
2.955% due 06/16/2042 •	2,909	2,918
3.205% due 01/15/2043 •	1,413	1,413
SLM Student Loan Trust
1.211% due 12/15/2027 •	22,011	21,830
1.291% due 12/15/2025 •	4,550	4,499
1.597% due 12/27/2038 •	2,865	2,783
1.647% due 01/25/2029 •	3,226	3,090
1.884% due 01/26/2026 •	5,969	5,845
1.904% due 01/27/2025 •	1,954	1,940
1.914% due 01/25/2027 •	15,482	15,187
1.934% due 10/25/2028 •	2,318	2,271
2.344% due 01/25/2028 •	4,245	4,228
3.294% due 04/25/2023 •	268	266

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

SMB Private Education Loan Trust
1.005% due 09/15/2025 •	1,377	1,376
1.055% due 02/16/2026 •	5,063	5,054
1.055% due 03/16/2026 •	929	928
1.605% due 09/15/2034 •	13,889	13,674
1.805% due 09/15/2034 •	6,525	6,416
1.905% due 07/15/2027 •	5,289	5,283
2.340% due 09/15/2034	8,358	8,379
2.490% due 06/15/2027	3,010	2,956
2.980% due 07/15/2027	4,935	4,986
3.050% due 05/15/2026	770	774
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	4,281	4,085
2.770% due 05/25/2026	2,217	2,201
3.280% due 01/26/2026	1,088	1,070
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	8,552	8,301
3.010% due 04/25/2028	7,613	7,395
3.240% due 02/25/2028	5,321	5,164
SoFi Professional Loan Program LLC
1.297% due 02/25/2042 •	995	984
1.547% due 07/25/2040 •	761	739
1.797% due 07/25/2039 •	2,257	2,241
1.897% due 01/25/2039 •	284	283
1.997% due 08/27/2035 •	3,308	3,293
2.047% due 10/27/2036 •	1,022	1,015
2.247% due 02/25/2040 •	1,291	1,289
SoFi Professional Loan Program Trust
2.060% due 05/15/2046	17,229	16,814
3.080% due 01/25/2048	5,652	5,634
Sound Point CLO Ltd. 2.956% due 01/23/2029 •	20,000	19,442
Starwood Waypoint Homes Trust 1.655% due 01/17/2035 •	9,269	8,668
Symphony CLO Ltd. 2.788% due 07/14/2026 •	22,061	21,426
Tesla Auto Lease Trust 2.130% due 04/20/2022	20,000	20,081
THL Credit Wind River CLO Ltd. 2.711% due 01/15/2026 •	5,873	5,853
Towd Point Mortgage Trust
1.547% due 02/25/2057 •	3,179	3,105
1.947% due 10/25/2059 •	4,434	4,342
Trillium Credit Card Trust
1.275% due 09/26/2023 •	53,000	52,575
1.295% due 12/26/2024 •	85,400	80,071
1.405% due 01/26/2024 •	19,100	18,780
Upstart Securitization Trust
2.322% due 04/22/2030	4,100	3,873
3.450% due 04/20/2026	250	248
Utah State Board of Regents
1.697% due 09/25/2056 •	10,340	10,224
1.697% due 01/25/2057 •	6,468	6,401
Venture CLO Ltd.
0.000% due 08/28/2029 •	35,900	34,076
2.952% due 10/22/2031 •	25,000	24,123
3.049% due 04/20/2029 •	30,000	29,021
Volkswagen Auto Lease Trust 1.073% due 03/21/2022 •	9,000	8,912
Volkswagen Auto Loan Enhanced Trust 3.050% due 08/20/2021	944	944
Voya CLO Ltd. 2.514% due 07/25/2026 •	3,810	3,731
WhiteHorse Ltd.
2.766% due 04/17/2027 •	6,095	6,034
2.996% due 07/17/2026 •	471	468
World Omni Auto Receivables Trust 1.300% due 02/15/2022	544	543
World Omni Automobile Lease Securitization Trust 0.965% due 07/15/2022 •	18,437	18,302
Zais CLO Ltd. 2.981% due 04/15/2028 •	24,100	23,493
Total Asset-Backed Securities (Cost $1,850,851)		1,806,690
SOVEREIGN ISSUES 1.3%
Development Bank of Japan, Inc. 2.376% (US0003M + 0.570%) due 04/23/2021 ~	6,000	6,023
Export-Import Bank of India
2.696% (US0003M + 1.000%) due 08/21/2022 ~	31,468	31,097
2.750% due 04/01/2020	2,091	2,091
2.750% due 08/12/2020	1,604	1,605
Export-Import Bank of Korea 2.155% (US0003M + 0.575%) due 06/01/2021 ~	1,000	997

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Industrial Bank of Korea 2.256% (US0003M + 0.450%) due 10/23/2022 ~	29,000	28,585
Korea Development Bank
2.042% (US0003M + 0.350%) due 02/18/2023 ~	35,500	34,462
2.250% due 05/18/2020	6,000	6,011
Korea Expressway Corp.
2.519% (US0003M + 0.700%) due 04/20/2020 ~	13,750	13,758
3.625% due 10/22/2021	2,800	2,902
Tokyo Metropolitan Government 2.125% due 05/19/2020	27,800	27,837
Total Sovereign Issues (Cost $157,057)		155,368
SHORT-TERM INSTRUMENTS 14.2%
CERTIFICATES OF DEPOSIT 1.6%
Bank of Montreal 0.410% (SOFRRATE + 0.400%) due 10/02/2020 ~	65,000	64,836
Emirates NBD PJSC 2.850% due 05/04/2020	6,900	6,913
Lloyds Bank Corporate Markets PLC 2.378% (US0003M + 0.500%) due 10/26/2020 ~	53,600	53,545
Sumitomo Mitsui Banking Corp.
2.087% (US0003M + 0.350%) due 11/05/2021 ~	23,400	22,952
2.111% (US0003M + 0.370%) due 11/05/2021 ~	21,000	20,589
2.214% (US0003M + 0.380%) due 10/12/2021 ~	20,000	19,699
		188,534
COMMERCIAL PAPER 4.6%
Anthem, Inc. 1.750% due 04/06/2020	15,000	14,999
Aviation Capital Group LLC
1.850% due 04/06/2020	12,800	12,799
1.890% due 04/01/2020	30,700	30,700
British Aerospace PLC 1.500% due 06/08/2020	119,550	118,795
Broadcom, Inc. 1.500% due 04/02/2020	60,000	59,991
Huntington Ingalls Industries, Inc. 1.800% due 04/06/2020	20,700	20,697
Keurig Dr Pepper
1.710% due 04/28/2020	66,200	66,031
1.770% due 04/13/2020	23,800	23,773
Sempra Energy Holdings
1.400% due 04/21/2020	30,000	29,944
1.400% due 04/23/2020	37,000	36,924
1.750% due 04/20/2020	10,200	10,182
TransCanada PipeLines Ltd. 1.850% due 04/27/2020	60,000	59,853
Xcel Energy, Inc. 1.760% due 04/02/2020	69,800	69,790
		554,478
REPURCHASE AGREEMENTS (h) 8.0%		958,581
U.S. TREASURY BILLS 0.0%
(0.003)% due 04/21/2020 - 09/24/2020 (b)(c)	1,291	1,291
Total Short-Term Instruments (Cost $1,704,909)		1,702,884
Total Investments in Securities (Cost $13,315,970)		12,964,208
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 0.080% (d)(e)(f)	1,035,748	1,036

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $1,036)	1,036
Total Investments in Affiliates (Cost $1,036)	1,036
Total Investments 108.5% (Cost $13,317,006)	$12,965,244
Other Assets and Liabilities, net (8.5)%	(1,016,848)
Net Assets 100.0%	$11,948,396

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
(e)	Securities with an aggregate market value of $990 were out on loan in exchange for $1,036 of cash collateral as of March 31, 2020.
(f)	Coupon represents a 7-Day Yield.
(g)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
QNB Finance Ltd.				2.321%	12/06/2021	06/20/2019	$8,460	$8,505	0.07%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
BOS	0.000%	03/31/2020	04/01/2020	$6,400	U.S. Treasury Bonds 3.000% due 11/15/2045		$(6,541)	$6,400	$6,400
BPS	0.000	03/31/2020	04/01/2020	2,900	U.S. Treasury Notes 3.000% due 09/30/2025		(2,959)	2,900	2,900
DEU	0.000	03/31/2020	04/01/2020	691,500	U.S. Treasury Bonds 2.750% - 3.375% due 11/15/2047 - 11/15/2048		(705,610)	691,500	691,500
FICC	0.000	03/31/2020	04/01/2020	133,381	U.S. Treasury Notes 2.125% due 05/15/2022		(136,051)	133,381	133,381
SGY	0.000	03/31/2020	04/01/2020	124,400	U.S. Treasury Notes 2.000% due 05/31/2024		(126,994)	124,400	124,400
Total Repurchase Agreements							$(978,155)	$958,581	$958,581
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BPS				1.350%	03/16/2020	04/16/2020	$(295,069)		$(295,246)
				1.350	03/25/2020	04/27/2020	(132,755)		(132,790)
FAR				0.900	03/26/2020	04/20/2020	(29,798)		(29,803)
				1.959	03/26/2020	04/20/2020	(28,071)		(28,080)
RCY				0.850	03/17/2020	06/17/2020	(419,118)		(419,266)
SBI				1.400	03/27/2020	04/03/2020	(89,840)		(89,857)
Total Reverse Repurchase Agreements									$(995,042)
(i)	Securities with an aggregate market value of $1,092,831 and cash of $13,014 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(144,864) at a weighted average interest rate of 1.318%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$4,745,008	$0		$4,745,008
Industrials					0	2,231,276	0		2,231,276
Utilities					0	534,603	0		534,603
Municipal Bonds & Notes
California					0	28,173	0		28,173
Washington					0	7,382	0		7,382
U.S. Government Agencies					0	1,384,691	0		1,384,691
Non-Agency Mortgage-Backed Securities					0	323,358	44,775		368,133
Asset-Backed Securities					0	1,806,690	0		1,806,690
Sovereign Issues					0	155,368	0		155,368
Short-Term Instruments
Certificates of Deposit					0	188,534	0		188,534
Commercial Paper					0	554,478	0		554,478
Repurchase Agreements					0	958,581	0		958,581
U.S. Treasury Bills					0	1,291	0		1,291
					$0	$12,919,433	$44,775		$12,964,208
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					1,036	0	0		1,036
Total Investments					$1,036	$12,919,433	$44,775		$12,965,244

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.3% ¤
MUNICIPAL BONDS & NOTES 93.6%
ALABAMA 0.4%
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	$1,350	$1,326
ARIZONA 1.5%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,750	2,804
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	1,940	2,412
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	442
		5,658
CALIFORNIA 2.7%
California Pollution Control Financing Authority Revenue Bonds, Series 2010 0.960% due 08/01/2024	2,000	2,000
California State General Obligation Notes, Series 2013 5.000% due 09/01/2021	3,000	3,166
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	1,175	1,523
Los Angeles, California Wastewater System Revenue Bonds, Series 2015 5.000% due 06/01/2029	1,350	1,586
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013 5.000% due 08/15/2029	1,000	1,117
Southern California Public Power Authority Revenue Bonds, Series 2007 5.250% due 11/01/2020	575	585
		9,977
COLORADO 2.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	1,580	1,871
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	2,958
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2031	850	991
5.000% due 11/15/2049	1,500	1,803
		7,623
CONNECTICUT 6.3%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,807
5.000% due 08/15/2027	3,000	3,626
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	3,000	3,659
5.000% due 10/01/2033	1,020	1,238
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	4,449
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	1,750	1,738
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,446
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	2,334
Metropolitan District, Connecticut General Obligation Bonds, Series 2019 5.000% due 07/15/2030	2,000	2,576
		22,873
DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Bonds, Series 2010 5.000% due 12/01/2024	1,000	1,006

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	2,000	2,382
		3,388
FLORIDA 3.6%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,070
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	570
5.000% due 07/01/2031	900	1,139
Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	3,000	4,027
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2028	1,000	1,271
Jacksonville, Florida Revenue Notes, Series 2012 5.000% due 10/01/2021	1,000	1,057
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012 5.000% due 10/01/2025	1,500	1,558
Lakeland, Florida Department of Electric Utilities Revenue Bonds, Series 2016 5.000% due 10/01/2026	505	605
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2026 (b)	275	242
0.000% due 10/01/2028 (b)	475	393
Palm Beach County, Florida Revenue Bonds, Series 2012 5.000% due 06/01/2023	1,300	1,405
		13,337
GEORGIA 4.1%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012 5.000% due 01/01/2025	500	530
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	3,000	3,010
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	2,000	1,907
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	3,809
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	729
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	850
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 1.890% (US0001M) due 08/01/2048 ~	1,510	1,507
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2031	600	699
5.000% due 01/01/2032	525	610
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2029	500	583
5.000% due 01/01/2030	500	584
		14,818
GUAM 0.2%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2023	770	794
HAWAII 0.6%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,370
ILLINOIS 8.6%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2035	6,500	7,225
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2027	4,000	4,149
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	2,000	2,055
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	1,000	1,150
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	2,000	2,104
Illinois State General Obligation Bonds, Series 2012 4.000% due 01/01/2024	4,000	4,015
Illinois State General Obligation Notes, Series 2012 5.000% due 08/01/2020	535	538
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	1,500	1,539
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	3,078
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	1,525	1,811

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,100	1,214
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	1,800	2,401
		31,279
INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,898
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2029	285	365
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,591
		3,854
KENTUCKY 2.2%
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,000	2,069
4.000% due 01/01/2049	3,000	3,005
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 5.000% due 11/01/2031	2,500	3,093
		8,167
LOUISIANA 1.9%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	2,330	3,068
Louisiana Public Facilities Authority Revenue Bonds, Series 2016 3.375% due 09/01/2028	2,000	2,024
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2028	855	1,046
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.200% due 06/01/2037	910	734
		6,872
MAINE 0.3%
Portland, Maine General Airport Revenue Notes, Series 2019
5.000% due 01/01/2028	300	362
5.000% due 01/01/2029	225	276
5.000% due 01/01/2030	270	336
		974
MARYLAND 0.5%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,690
		1,690
MASSACHUSETTS 2.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,827
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	2,390	2,812
Massachusetts School Building Authority Revenue Notes, Series 2012 5.000% due 08/15/2022	1,175	1,282
Massachusetts Water Resources Authority Revenue Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2030	1,850	2,485
		8,406
MICHIGAN 2.4%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,380	5,444
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,364
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,500	1,794
		8,602
MINNESOTA 0.3%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017 5.000% due 12/01/2029	1,000	1,213
MISSISSIPPI 0.8%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,532

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Mississippi Hospital Equipment & Facilities Authority Revenue Bonds, Series 2004 1.070% due 09/01/2022	1,400	1,399
		2,931
MISSOURI 0.5%
St Louis, Missouri Revenue Notes, Series 2019 2.500% due 06/01/2020	1,750	1,754
NEBRASKA 0.9%
Public Power Generation Agency, Nebraska Revenue Bonds, Series 2015 5.000% due 01/01/2030	1,085	1,258
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2025	1,905	2,219
		3,477
NEVADA 0.5%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,730
NEW HAMPSHIRE 0.3%
Merrimack County, New Hampshire General Obligation Notes, Series 2012 5.000% due 12/01/2022	1,115	1,228
NEW JERSEY 4.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/15/2023	1,000	1,060
New Jersey Economic Development Authority Revenue Bonds, Series 2013 6.260% (MUNIPSA + 1.550%) due 09/01/2027 ~	3,000	3,024
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 5.000% due 07/01/2023	1,000	1,082
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011 5.250% due 06/15/2024	2,500	2,625
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	1,000	1,041
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	2,250	2,677
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,500	1,657
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2025	1,020	1,120
5.000% due 06/01/2028	2,000	2,260
		16,546
NEW MEXICO 0.9%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,271
NEW YORK 13.7%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012 5.000% due 05/01/2022	1,000	1,080
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 1.879% (US0001M) due 11/01/2026 ~	1,500	1,497
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,523
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	2,500	2,628
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 4.000% due 02/01/2022	2,500	2,567
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 5.000% due 12/01/2027	1,000	1,214
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,617
New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	2,500	2,760
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 5.000% due 08/01/2031	5,000	5,694
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,907
New York Convention Center Development Corp. Revenue Bonds, Series 2015 5.000% due 11/15/2027	2,000	2,286
New York State Dormitory Authority Revenue Bonds, Series 2011 5.000% due 05/01/2022	2,000	2,087
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2025	405	444
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,788
5.000% due 01/15/2032	500	623

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,535	2,859
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,284
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2025	2,000	2,175
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,342
5.000% due 11/15/2028	825	931
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,419
5.000% due 06/01/2027	2,800	3,162
		49,887
NORTH CAROLINA 0.9%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,802
5.000% due 10/01/2027	1,120	1,212
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2026	250	285
		3,299
OHIO 4.4%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	800	857
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2032	1,650	2,053
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,512
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,424
Franklin County, Ohio Revenue Bonds, Series 2013 1.050% due 12/01/2046	1,670	1,670
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	913
Ohio State General Obligation Bonds, Series 2020 5.000% due 04/01/2031	2,325	2,970
Ohio Water Development Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	1,000	1,292
University of Cincinnati, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2024	1,250	1,356
		16,047
PENNSYLVANIA 7.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,340	1,618
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	1,500	1,731
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	2,000	2,455
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	1,500	1,836
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	900	935
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	1,310	1,610
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	1,000	1,014
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011 5.250% due 06/15/2023	2,500	2,623
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	403
5.000% due 08/15/2031	300	355
5.000% due 08/15/2033	1,000	1,178
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,518
Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	1,960	2,183
Pennsylvania Turnpike Commission Revenue Notes, Series 2014 5.590% (MUNIPSA + 0.880%) due 12/01/2020 ~	4,500	4,482
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	750	879
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2026	1,000	1,175
		25,995
PUERTO RICO 0.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.799% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,104

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

RHODE ISLAND 2.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2035	7,500	7,870
SOUTH DAKOTA 0.6%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	1,068
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	1,062
		2,130
TENNESSEE 1.7%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	886
5.000% due 02/01/2027	3,000	3,319
5.250% due 09/01/2026	1,745	1,955
		6,160
TEXAS 6.6%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017 5.000% due 01/01/2026	750	762
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,527
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,093
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2025	500	567
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	3,992
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,873
Midway Independent School District/McLennan County, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2030	650	858
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	3,367
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 5.000% due 02/15/2024	1,165	1,250
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 5.000% due 09/15/2025	1,000	1,087
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,830	2,017
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	320
5.000% due 10/15/2030	3,010	3,849
University of Texas System Revenue Bonds, Series 2010 5.000% due 08/15/2022	500	545
		24,107
UTAH 1.4%
Utah State General Obligation Bonds, Series 2020 5.000% due 07/01/2031	4,000	5,163
WASHINGTON 3.1%
Energy Northwest, Washington Revenue Bonds, Series 2018 5.000% due 07/01/2031	3,035	3,737
Seattle, Washington Solid Waste Revenue Notes, Series 2014 5.000% due 05/01/2024	545	628
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 5.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,554
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2030	750	833
5.000% due 07/01/2031	1,200	1,328
Washington State Revenue Bonds, Series 2012 5.000% due 09/01/2023	2,000	2,180
		11,260
WEST VIRGINIA 0.6%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	2,000	2,051
WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,446

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $330,283)		341,677
SHORT-TERM INSTRUMENTS 7.7%
REPURCHASE AGREEMENTS (d) 0.4%		1,508
SHORT-TERM NOTES 5.5%
Federal Home Loan Bank
0.010% due 04/08/2020 (b)(c)	5,700	5,700
0.200% due 06/12/2020 (b)(c)	7,600	7,599
0.510% due 05/04/2020 (b)(c)	3,100	3,100
1.550% due 04/17/2020 (b)(c)	1,100	1,100
1.570% due 05/06/2020 (b)(c)	2,700	2,700
		20,199
U.S. TREASURY BILLS 1.8%
0.008% due 04/30/2020 - 09/24/2020 (a)(b)	6,600	6,598
Total Short-Term Instruments (Cost $28,298)		28,305
Total Investments in Securities (Cost $358,581)		369,982
Total Investments 101.3% (Cost $358,581)		$369,982
Other Assets and Liabilities, net (1.3)%		(4,914)
Net Assets 100.0%		$365,068

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Coupon represents a weighted average yield to maturity.
	(b)							Zero coupon security.
	(c)							Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$1,508	U.S. Treasury Notes 1.750% due 05/31/2022		$(1,542)	$1,508	$1,508
Total Repurchase Agreements							$(1,542)	$1,508	$1,508
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$1,326	$0	$1,326
	Arizona				0	5,658	0	5,658
	California				0	9,977	0	9,977
	Colorado				0	7,623	0	7,623
	Connecticut				0	22,873	0	22,873
	District of Columbia				0	3,388	0	3,388
	Florida				0	13,337	0	13,337
	Georgia				0	14,818	0	14,818
	Guam				0	794	0	794
	Hawaii				0	2,370	0	2,370
	Illinois				0	31,279	0	31,279
	Indiana				0	3,854	0	3,854
	Kentucky				0	8,167	0	8,167
	Louisiana				0	6,872	0	6,872
	Maine				0	974	0	974
	Maryland				0	1,690	0	1,690
	Massachusetts				0	8,406	0	8,406
	Michigan				0	8,602	0	8,602
	Minnesota				0	1,213	0	1,213
	Mississippi				0	2,931	0	2,931
	Missouri				0	1,754	0	1,754
	Nebraska				0	3,477	0	3,477
	Nevada				0	1,730	0	1,730
	New Hampshire				0	1,228	0	1,228
	New Jersey				0	16,546	0	16,546
	New Mexico				0	3,271	0	3,271
	New York				0	49,887	0	49,887
	North Carolina				0	3,299	0	3,299
	Ohio				0	16,047	0	16,047
	Pennsylvania				0	25,995	0	25,995
	Puerto Rico				0	1,104	0	1,104
	Rhode Island				0	7,870	0	7,870
	South Dakota				0	2,130	0	2,130
	Tennessee				0	6,160	0	6,160
	Texas				0	24,107	0	24,107
	Utah				0	5,163	0	5,163
	Washington				0	11,260	0	11,260
	West Virginia				0	2,051	0	2,051
	Wisconsin				0	2,446	0	2,446
Short-Term Instruments
	Repurchase Agreements				0	1,508	0	1,508
	Short-Term Notes				0	20,199	0	20,199
	U.S. Treasury Bills				0	6,598	0	6,598

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Total Investments	$0	$369,982	$0	$369,982

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
CORPORATE BONDS & NOTES 97.7%
BANKING & FINANCE 41.0%
AerCap Ireland Capital DAC
4.500% due 05/15/2021	$1,245	$1,142
4.625% due 10/30/2020	3,142	3,048
Aflac, Inc. 3.625% due 11/15/2024	3,160	3,326
AIG Global Funding 1.931% (US0003M + 0.480%) due 07/02/2020 ~	1,140	1,132
Air Lease Corp. 3.500% due 01/15/2022	7	6
American Express Co.
2.650% due 12/02/2022	660	669
4.050% due 12/03/2042	277	332
American Honda Finance Corp. 2.450% due 09/24/2020	1,283	1,278
American International Group, Inc.
3.750% due 07/10/2025	2,752	2,760
3.875% due 01/15/2035	415	408
3.900% due 04/01/2026	400	418
4.500% due 07/16/2044	285	293
American Tower Corp.
2.400% due 03/15/2025	980	969
2.750% due 01/15/2027	1,230	1,193
3.125% due 01/15/2027	1,325	1,304
3.375% due 10/15/2026	887	889
3.500% due 01/31/2023	1,480	1,493
3.600% due 01/15/2028	750	751
Athene Global Funding 3.000% due 07/01/2022	979	965
Athene Holding Ltd. 4.125% due 01/12/2028	1,533	1,389
Aviation Capital Group LLC
6.750% due 04/06/2021	100	99
7.125% due 10/15/2020	100	99
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025	2,825	2,197
B3 S.A. - Brasil Bolsa Balcao 5.500% due 07/16/2020	645	641
Banco de Credito e Inversiones S.A. 3.500% due 10/12/2027	2,125	2,026
Banco Santander Mexico S.A. 4.125% due 11/09/2022	265	259
Bank of America Corp.
2.369% due 07/21/2021 •	1,845	1,844
3.419% due 12/20/2028 •	2,508	2,595
3.500% due 04/19/2026	1,787	1,907
4.000% due 04/01/2024	2,329	2,487
4.271% due 07/23/2029 •	2,394	2,603
7.750% due 05/14/2038	426	636
Bank of New York Mellon Corp. 3.000% due 02/24/2025	2,441	2,576
Barclays PLC 4.375% due 01/12/2026	3,950	4,031
Berkshire Hathaway Finance Corp. 5.750% due 01/15/2040	637	873
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	560	694
BNP Paribas S.A.
4.400% due 08/14/2028	800	862
5.000% due 01/15/2021	3,841	3,918
Boston Properties LP 3.800% due 02/01/2024	1,030	1,085
BPCE S.A.
4.500% due 03/15/2025	490	487
4.625% due 09/12/2028	550	593
5.150% due 07/21/2024	195	206
Brookfield Finance, Inc. 4.850% due 03/29/2029	1,537	1,636
Capital One Financial Corp. 4.750% due 07/15/2021	2,039	2,102

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Cboe Global Markets, Inc. 3.650% due 01/12/2027	510	536
Charles Schwab Corp. 3.000% due 03/10/2025	250	259
China Cinda Finance Ltd. 4.250% due 04/23/2025	455	496
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	3,105	3,295
4.350% due 11/03/2045	541	658
Citibank N.A. 3.650% due 01/23/2024	1,466	1,539
Citigroup, Inc.
2.700% due 03/30/2021	2,268	2,278
2.876% due 07/24/2023 •	1,109	1,119
3.400% due 05/01/2026	2,696	2,894
3.700% due 01/12/2026	2,189	2,333
4.000% due 08/05/2024	657	682
8.125% due 07/15/2039	84	133
Citizens Financial Group, Inc. 2.375% due 07/28/2021	100	101
CME Group, Inc.
3.000% due 09/15/2022	1,697	1,724
3.000% due 03/15/2025	760	786
3.750% due 06/15/2028	445	498
4.150% due 06/15/2048	700	894
Commonwealth Bank of Australia 2.750% due 03/10/2022	2,263	2,271
Cooperatieve Rabobank UA
3.875% due 02/08/2022	390	403
5.250% due 05/24/2041	2,206	3,050
Credit Suisse AG 3.000% due 10/29/2021	865	876
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	1,924	1,970
4.875% due 05/15/2045	855	1,040
Crown Castle International Corp.
3.100% due 11/15/2029	869	839
4.450% due 02/15/2026	1,438	1,505
5.250% due 01/15/2023	3	3
CubeSmart LP 3.000% due 02/15/2030	200	187
Deutsche Bank AG
2.818% (US0003M + 0.970%) due 07/13/2020 ~	1,255	1,237
4.100% due 01/13/2026	1,602	1,465
Discover Bank 4.650% due 09/13/2028	1,300	1,321
Duke Realty LP
3.875% due 10/15/2022	200	208
4.000% due 09/15/2028	750	779
EPR Properties 4.950% due 04/15/2028	1,295	1,278
Equitable Holdings, Inc.
4.350% due 04/20/2028	787	767
5.000% due 04/20/2048	835	792
Essex Portfolio LP
2.650% due 03/15/2032	1,925	1,718
3.250% due 05/01/2023	1,846	1,813
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	538	582
First Republic Bank 4.375% due 08/01/2046	200	214
Five Corners Funding Trust 4.419% due 11/15/2023	3,804	4,100
Ford Motor Credit Co. LLC
3.087% due 01/09/2023	1,795	1,624
3.336% due 03/18/2021	1,704	1,636
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	2,920	2,904
4.418% due 11/15/2035	2,512	2,725
General Motors Financial Co., Inc. 3.700% due 11/24/2020	653	647
GLP Capital LP
4.000% due 01/15/2030	1,420	1,204
5.300% due 01/15/2029	850	733
Goldman Sachs Group, Inc.
2.801% (US0003M + 1.000%) due 07/24/2023 ~	1,225	1,162
2.875% due 02/25/2021	1,800	1,807
3.500% due 01/23/2025	285	293
4.750% due 10/21/2045	815	977
6.750% due 10/01/2037	2,622	3,536
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	200	229
Highwoods Realty LP 3.050% due 02/15/2030	1,420	1,287

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

HSBC Holdings PLC
2.650% due 01/05/2022	1,430	1,429
3.400% due 03/08/2021	1,589	1,598
3.900% due 05/25/2026	2,155	2,197
4.300% due 03/08/2026	1,541	1,649
4.583% due 06/19/2029 •	936	998
Hutchison Whampoa International Ltd. 7.450% due 11/24/2033	1,318	2,025
JPMorgan Chase & Co.
2.550% due 03/01/2021	2,723	2,730
2.950% due 10/01/2026	3,731	3,864
3.625% due 05/13/2024	3,685	3,850
4.850% due 02/01/2044	1,481	1,781
5.400% due 01/06/2042	250	351
KeyCorp 2.900% due 09/15/2020	1,404	1,401
Kilroy Realty LP 3.800% due 01/15/2023	825	841
Kimco Realty Corp. 4.450% due 09/01/2047	605	549
Lazard Group LLC 3.750% due 02/13/2025	2,418	2,389
Liberty Mutual Group, Inc. 3.951% due 10/15/2050	745	695
Lloyds Banking Group PLC 3.750% due 01/11/2027	3,450	3,494
Macquarie Bank Ltd. 6.625% due 04/07/2021	49	51
Manulife Financial Corp. 4.150% due 03/04/2026	1,213	1,246
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	273	291
4.350% due 01/30/2047	150	157
4.900% due 03/15/2049	250	321
MetLife, Inc.
4.050% due 03/01/2045	335	352
5.700% due 06/15/2035	240	276
5.875% due 02/06/2041	85	109
9.250% due 04/08/2038	330	413
Metropolitan Life Global Funding 2.650% due 04/08/2022	835	838
Mitsubishi UFJ Financial Group, Inc.
2.665% due 07/25/2022	2,643	2,650
3.850% due 03/01/2026	1,863	1,904
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	2,160	2,137
2.632% due 04/12/2021	2,075	2,076
Morgan Stanley
3.875% due 01/27/2026	1,455	1,574
4.350% due 09/08/2026	2,347	2,535
5.750% due 01/25/2021	2,025	2,080
MUFG Union Bank N.A. 2.100% due 12/09/2022	4,810	4,755
Nasdaq, Inc. 3.850% due 06/30/2026	100	103
National Australia Bank Ltd. 2.800% due 01/10/2022	558	572
Nationwide Building Society 3.960% due 07/18/2030 •	1,275	1,292
New York Life Global Funding 2.350% due 07/14/2026	100	100
New York Life Insurance Co.
4.450% due 05/15/2069	250	263
6.750% due 11/15/2039	685	933
Nippon Life Insurance Co.
3.400% due 01/23/2050 •	1,130	1,089
4.700% due 01/20/2046 •	625	642
5.100% due 10/16/2044 •	300	313
Nissan Motor Acceptance Corp. 2.238% (US0003M + 0.390%) due 07/13/2020 ~	385	383
Nomura Holdings, Inc. 2.648% due 01/16/2025	2,825	2,771
Nuveen Finance LLC 4.125% due 11/01/2024	855	818
ORIX Corp. 2.900% due 07/18/2022	780	802
PNC Bank N.A. 3.800% due 07/25/2023	610	651
Principal Life Global Funding 3.000% due 04/18/2026	629	627
Progressive Corp. 2.450% due 01/15/2027	150	150
Raymond James Financial, Inc. 3.625% due 09/15/2026	100	101

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Regency Centers LP 2.950% due 09/15/2029	1,263	1,194
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	1,020	1,073
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •	1,470	1,560
5.076% due 01/27/2030 •	765	833
Santander Holdings USA, Inc. 4.500% due 07/17/2025	3,381	3,456
Service Properties Trust 5.000% due 08/15/2022	334	239
Societe Generale S.A. 4.250% due 04/14/2025	460	450
Spirit Realty LP
3.400% due 01/15/2030	810	698
4.450% due 09/15/2026	1,250	1,191
Standard Chartered PLC 3.050% due 01/15/2021	670	660
State Street Corp. 2.592% (US0003M + 0.900%) due 08/18/2020 ~	640	636
Sumitomo Life Insurance Co. 6.500% due 09/20/2073 •	250	258
Sumitomo Mitsui Banking Corp. 3.200% due 07/18/2022	1,534	1,550
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021	513	509
2.618% (US0003M + 0.780%) due 07/12/2022 ~	1,200	1,143
2.750% due 01/15/2030	3,200	3,117
2.784% due 07/12/2022	1,655	1,665
3.102% due 01/17/2023	1,489	1,493
Synchrony Financial 3.950% due 12/01/2027	1,249	1,113
Tanger Properties LP 3.750% due 12/01/2024	1,235	1,283
Toyota Motor Credit Corp. 1.900% due 04/08/2021	25	25
Travelers Cos., Inc. 4.100% due 03/04/2049	615	727
U.S. Bancorp 2.950% due 07/15/2022	2,404	2,455
UBS Group AG 4.125% due 09/24/2025	2,685	2,795
Visa, Inc. 4.300% due 12/14/2045	1,711	2,167
Washington Prime Group LP 6.450% due 08/15/2024 (c)	500	297
WEA Finance LLC 3.750% due 09/17/2024	1,665	1,589
Wells Fargo & Co.
2.625% due 07/22/2022	2,195	2,224
3.300% due 09/09/2024	3,055	3,186
3.500% due 03/08/2022	1,500	1,530
3.900% due 05/01/2045	724	820
4.125% due 08/15/2023	75	77
4.150% due 01/24/2029	786	859
4.400% due 06/14/2046	373	422
4.750% due 12/07/2046	295	342
Welltower, Inc. 4.250% due 04/15/2028	1,168	1,180
Westpac Banking Corp. 2.850% due 05/13/2026	400	414
Weyerhaeuser Co. 4.000% due 11/15/2029	2,229	2,262
WR Berkley Corp. 4.625% due 03/15/2022	251	216
		244,552
INDUSTRIALS 43.6%
Abbott Laboratories 2.550% due 03/15/2022	270	273
AbbVie, Inc. 3.200% due 05/14/2026	25	26
Activision Blizzard, Inc.
2.300% due 09/15/2021	268	270
3.400% due 09/15/2026	1,720	1,818
AEP Transmission Co. LLC 4.250% due 09/15/2048	865	899
Aetna, Inc. 3.875% due 08/15/2047	475	489
Aker BP ASA 3.000% due 01/15/2025	5,550	4,420
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	285	290

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

3.125% due 11/28/2021	1,341	1,359
3.400% due 12/06/2027	1,545	1,625
3.600% due 11/28/2024	2,035	2,152
Allergan Funding SCS 3.450% due 03/15/2022	835	868
Altria Group, Inc. 2.950% due 05/02/2023	815	823
Amazon.com, Inc. 3.875% due 08/22/2037	2,274	2,736
Amgen, Inc.
3.200% due 11/02/2027	500	542
3.625% due 05/22/2024	2,615	2,755
4.400% due 05/01/2045	385	452
4.663% due 06/15/2051	840	1,063
4.950% due 10/01/2041	560	605
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046	2,767	3,034
Anheuser-Busch InBev Worldwide, Inc.
5.450% due 01/23/2039	250	292
5.550% due 01/23/2049	585	691
5.800% due 01/23/2059	250	307
Anthem, Inc.
3.500% due 08/15/2024	1,023	1,052
3.650% due 12/01/2027	408	422
4.550% due 03/01/2048	350	398
Apache Corp.
4.750% due 04/15/2043	263	117
5.100% due 09/01/2040	77	34
Apple, Inc.
2.500% due 02/09/2022	935	961
3.250% due 02/23/2026	3,315	3,617
3.450% due 05/06/2024	265	287
3.850% due 08/04/2046	396	480
4.650% due 02/23/2046	535	744
AstraZeneca PLC
4.000% due 01/17/2029	725	826
6.450% due 09/15/2037	1,315	1,890
Bacardi Ltd. 2.750% due 07/15/2026	100	95
Baidu, Inc. 3.625% due 07/06/2027	1,010	1,052
BAT Capital Corp.
3.222% due 08/15/2024	745	750
4.540% due 08/15/2047	1,645	1,509
Baxalta, Inc. 5.250% due 06/23/2045	252	318
Bayer U.S. Finance LLC
3.000% due 10/08/2021	2,200	2,179
4.375% due 12/15/2028	90	96
4.875% due 06/25/2048	1,135	1,315
BHP Billiton Finance USA Ltd. 5.000% due 09/30/2043	1,252	1,651
BorgWarner, Inc. 3.375% due 03/15/2025	150	147
Boston Scientific Corp.
3.750% due 03/01/2026	750	788
4.550% due 03/01/2039	610	673
Bristol-Myers Squibb Co.
3.400% due 07/26/2029	3,745	4,125
4.350% due 11/15/2047	870	1,097
Broadcom Corp.
3.000% due 01/15/2022	450	446
3.625% due 01/15/2024	655	649
3.875% due 01/15/2027	260	248
Broadcom, Inc.
3.125% due 04/15/2021	3,435	3,394
3.125% due 10/15/2022	665	659
4.750% due 04/15/2029	1,330	1,354
Burlington Northern Santa Fe LLC 5.400% due 06/01/2041	1,673	2,174
Campbell Soup Co. 4.800% due 03/15/2048	885	1,070
Cardinal Health, Inc. 2.616% due 06/15/2022	50	50
Cenovus Energy, Inc.
5.400% due 06/15/2047	917	418
6.750% due 11/15/2039	218	106
Charter Communications Operating LLC
4.464% due 07/23/2022	2,235	2,311
4.500% due 02/01/2024	1,595	1,647
4.800% due 03/01/2050	2,270	2,377
4.908% due 07/23/2025	3,417	3,688
China Resources Gas Group Ltd. 4.500% due 04/05/2022	525	550

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Citrix Systems, Inc.
3.300% due 03/01/2030	1,925	1,802
4.500% due 12/01/2027	1,360	1,408
Comcast Corp.
3.125% due 07/15/2022	1,401	1,446
3.200% due 07/15/2036	550	583
3.600% due 03/01/2024	618	663
Conagra Brands, Inc.
5.300% due 11/01/2038	20	22
5.400% due 11/01/2048	140	158
Concho Resources, Inc. 4.875% due 10/01/2047	1,200	929
Constellation Brands, Inc.
4.100% due 02/15/2048	284	261
5.250% due 11/15/2048	725	771
Continental Resources, Inc. 4.500% due 04/15/2023	250	138
Corning, Inc. 5.750% due 08/15/2040	235	275
Cox Communications, Inc. 3.350% due 09/15/2026	100	99
CRH America Finance, Inc. 3.400% due 05/09/2027	410	409
CSX Corp.
3.800% due 11/01/2046	480	485
6.220% due 04/30/2040	125	164
CVS Health Corp.
3.250% due 08/15/2029	461	452
3.375% due 08/12/2024	1,750	1,809
5.050% due 03/25/2048	925	1,055
5.125% due 07/20/2045	343	395
Dell International LLC
4.420% due 06/15/2021	3,497	3,536
5.450% due 06/15/2023	2,910	2,990
8.100% due 07/15/2036	864	996
8.350% due 07/15/2046	490	578
Delta Air Lines, Inc.
3.625% due 03/15/2022	390	365
4.375% due 04/19/2028	552	445
Deutsche Telekom International Finance BV 3.600% due 01/19/2027	1,835	1,904
Discovery Communications LLC 5.000% due 09/20/2037	250	248
Dolphin Energy Ltd. LLC 5.500% due 12/15/2021	360	361
Dominion Energy Gas Holdings LLC 3.600% due 12/15/2024	797	822
Dow Chemical Co. 5.250% due 11/15/2041	346	352
DP World PLC 5.625% due 09/25/2048	715	606
eBay, Inc. 4.000% due 07/15/2042	924	872
Ecopetrol S.A. 5.375% due 06/26/2026	608	596
Eli Lilly & Co. 2.750% due 06/01/2025	894	926
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	400	386
Enbridge, Inc.
1.441% (US0003M + 0.700%) due 06/15/2020 ~	1,810	1,791
2.900% due 07/15/2022	2,346	2,157
Energy Transfer Operating LP
3.600% due 02/01/2023	2,358	2,099
4.200% due 04/15/2027	380	308
4.250% due 03/15/2023	385	345
4.650% due 06/01/2021	100	97
5.300% due 04/15/2047	585	447
6.250% due 04/15/2049	250	212
Eni SpA
4.000% due 09/12/2023	945	919
4.750% due 09/12/2028	800	798
Entergy Louisiana LLC 4.200% due 09/01/2048	1,075	1,226
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,264	2,256
3.950% due 02/15/2027	816	774
4.850% due 03/15/2044	553	579
Equifax, Inc.
2.300% due 06/01/2021	250	243
7.000% due 07/01/2037	630	727
ERAC USA Finance LLC
3.300% due 12/01/2026	300	300
4.200% due 11/01/2046	615	580

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

7.000% due 10/15/2037	360	459
Exxon Mobil Corp. 3.176% due 03/15/2024	13	14
FedEx Corp. 4.550% due 04/01/2046	641	612
Fomento Economico Mexicano S.A.B. de C.V. 2.875% due 05/10/2023	910	910
Fox Corp. 5.476% due 01/25/2039	250	291
Freeport-McMoRan, Inc. 3.550% due 03/01/2022	75	72
GATX Corp. 4.700% due 04/01/2029	1,320	1,434
General Electric Co.
3.100% due 01/09/2023	1,105	1,124
4.625% due 01/07/2021	415	419
6.875% due 01/10/2039	261	327
General Motors Co. 5.400% due 04/01/2048	600	439
Georgia-Pacific LLC 3.163% due 11/15/2021	1,745	1,770
GlaxoSmithKline Capital, Inc. 2.800% due 03/18/2023	175	181
Glencore Finance Canada Ltd. 4.250% due 10/25/2022	2,449	2,350
Grupo Televisa S.A.B.
5.000% due 05/13/2045	275	277
6.625% due 01/15/2040	746	878
GTL Trade Finance, Inc. 5.893% due 04/29/2024	2,614	2,603
Halliburton Co. 5.000% due 11/15/2045	1,655	1,301
HCA, Inc.
4.125% due 06/15/2029	969	979
5.250% due 06/15/2049	1,350	1,451
Hess Corp. 5.800% due 04/01/2047	955	629
Home Depot, Inc.
3.000% due 04/01/2026	1,367	1,446
3.500% due 09/15/2056	100	102
4.250% due 04/01/2046	7	8
IHS Markit Ltd.
4.125% due 08/01/2023	950	992
4.250% due 05/01/2029	1,227	1,302
4.750% due 08/01/2028	640	674
Imperial Brands Finance PLC
3.125% due 07/26/2024	2,725	2,669
3.500% due 07/26/2026	3,825	3,539
International Business Machines Corp.
4.000% due 06/20/2042	92	106
5.600% due 11/30/2039	29	39
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	1,115	1,310
Keurig Dr Pepper, Inc. 4.985% due 05/25/2038	250	281
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	1,110	1,101
5.300% due 09/15/2020	275	274
Kinder Morgan, Inc. 5.550% due 06/01/2045	1,606	1,655
KLA Corp. 4.650% due 11/01/2024	1,543	1,650
Kraft Heinz Foods Co.
4.375% due 06/01/2046	2,243	2,034
4.625% due 01/30/2029	355	359
5.200% due 07/15/2045	240	232
6.500% due 02/09/2040	275	302
Lockheed Martin Corp. 4.090% due 09/15/2052	1,433	1,746
Lowe's Cos., Inc. 4.650% due 04/15/2042	988	1,084
Massachusetts Institute of Technology 3.885% due 07/01/2116	250	289
McDonald's Corp.
3.700% due 01/30/2026	485	509
4.875% due 12/09/2045	2,945	3,462
Medtronic, Inc.
3.150% due 03/15/2022	949	985
3.500% due 03/15/2025	812	876
4.625% due 03/15/2045	194	258
Microsoft Corp.
4.250% due 02/06/2047	660	861
4.450% due 11/03/2045	2,744	3,623

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	1,420	1,415
Moody's Corp.
2.625% due 01/15/2023	1,205	1,213
4.875% due 02/15/2024	2,985	3,234
Motorola Solutions, Inc. 5.500% due 09/01/2044	485	492
MPLX LP
4.125% due 03/01/2027	1,246	1,065
4.700% due 04/15/2048	40	31
5.200% due 03/01/2047	741	594
Nexen, Inc.
5.875% due 03/10/2035	250	339
6.400% due 05/15/2037	500	688
Norfolk Southern Corp. 4.650% due 01/15/2046	1,160	1,370
Northrop Grumman Corp. 3.850% due 04/15/2045	520	552
NXP BV 4.125% due 06/01/2021	1,250	1,262
Occidental Petroleum Corp.
2.700% due 08/15/2022	200	143
2.900% due 08/15/2024	295	161
6.450% due 09/15/2036	1,270	609
ONEOK Partners LP
4.900% due 03/15/2025	755	661
5.000% due 09/15/2023	200	185
Oracle Corp. 4.125% due 05/15/2045	1,866	2,044
Ovintiv, Inc. 5.150% due 11/15/2041	30	12
Owens Corning 3.400% due 08/15/2026	100	93
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	2,030	2,040
3.400% due 11/15/2026	150	159
PepsiCo, Inc. 2.850% due 02/24/2026	151	160
Pertamina Persero PT
4.300% due 05/20/2023	360	360
6.000% due 05/03/2042	855	910
Petroleos Mexicanos
6.750% due 09/21/2047	860	559
6.840% due 01/23/2030	275	200
6.875% due 08/04/2026	515	396
7.690% due 01/23/2050	1,274	899
Pfizer, Inc. 4.400% due 05/15/2044	853	1,049
Philip Morris International, Inc.
2.750% due 02/25/2026	218	219
3.375% due 08/11/2025	265	276
3.600% due 11/15/2023	305	318
3.875% due 08/21/2042	765	818
6.375% due 05/16/2038	475	649
Phillips 66 Partners LP 4.900% due 10/01/2046	390	330
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	650	691
Reliance Industries Ltd. 4.125% due 01/28/2025	415	417
RELX Capital, Inc. 4.000% due 03/18/2029	900	932
Republic Services, Inc.
3.375% due 11/15/2027	1,307	1,331
5.250% due 11/15/2021	245	259
Reynolds American, Inc. 4.450% due 06/12/2025	1,769	1,805
Roche Holdings, Inc. 2.625% due 05/15/2026	935	982
Rockwell Collins, Inc. 4.800% due 12/15/2043	1,010	1,174
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	3,002	2,954
Sasol Financing USA LLC 6.500% due 09/27/2028	1,185	487
Saudi Arabian Oil Co. 4.250% due 04/16/2039	1,130	1,125
Seagate HDD Cayman
4.750% due 06/01/2023	815	817
4.750% due 01/01/2025	870	867
4.875% due 03/01/2024	285	285
Sky Ltd. 3.750% due 09/16/2024	256	271

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Southern Co. 4.400% due 07/01/2046	919	965
Southern Copper Corp. 6.750% due 04/16/2040	1,130	1,331
Spectra Energy Partners LP 2.014% (US0003M + 0.700%) due 06/05/2020 ~	1,265	1,252
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	135	135
Steel Dynamics, Inc. 2.800% due 12/15/2024	377	352
Stryker Corp.
2.625% due 03/15/2021	150	150
3.500% due 03/15/2026	699	731
4.625% due 03/15/2046	505	598
Suncor Energy, Inc. 5.950% due 05/15/2035	695	643
Tech Data Corp. 3.700% due 02/15/2022	50	50
Teck Resources Ltd.
6.000% due 08/15/2040	280	241
6.125% due 10/01/2035	1,005	927
Telefonica Emisiones S.A.
5.462% due 02/16/2021	125	128
7.045% due 06/20/2036	1,325	1,584
Tencent Holdings Ltd.
3.280% due 04/11/2024	1,265	1,314
3.975% due 04/11/2029	980	1,092
Thermo Fisher Scientific, Inc. 2.950% due 09/19/2026	2,411	2,446
Toyota Industries Corp. 3.566% due 03/16/2028	1,190	1,306
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	165	164
4.625% due 03/01/2034	925	881
4.875% due 05/15/2048	1,930	2,108
5.100% due 03/15/2049	475	535
7.625% due 01/15/2039	875	1,136
TWDC Enterprises 18 Corp. 4.125% due 06/01/2044	1,356	1,612
Tyson Foods, Inc.
4.500% due 06/15/2022	3,564	3,687
4.875% due 08/15/2034	1,367	1,673
Union Pacific Corp. 3.799% due 10/01/2051	1,320	1,423
UnitedHealth Group, Inc.
4.750% due 07/15/2045	2,409	3,084
6.875% due 02/15/2038	260	384
Vale Overseas Ltd. 6.875% due 11/21/2036	1,917	2,149
Valero Energy Corp. 4.350% due 06/01/2028	1,372	1,337
ViacomCBS, Inc.
2.500% due 02/15/2023	521	513
2.900% due 01/15/2027	150	145
4.250% due 09/01/2023	145	148
Walmart, Inc. 3.250% due 10/25/2020	1,329	1,339
Walt Disney Co.
4.950% due 10/15/2045	1,215	1,579
6.400% due 12/15/2035	77	108
Western Midstream Operating LP 4.650% due 07/01/2026	250	128
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	1,861	1,715
Whirlpool Corp.
3.700% due 03/01/2023	200	201
5.150% due 03/01/2043	250	255
Williams Cos., Inc. 5.400% due 03/04/2044	1,133	1,005
Woodside Finance Ltd. 3.700% due 09/15/2026	610	597
Wyeth LLC 5.950% due 04/01/2037	1,185	1,686
Yara International ASA 4.750% due 06/01/2028	1,181	1,199
Zoetis, Inc.
3.900% due 08/20/2028	500	521
4.700% due 02/01/2043	1,032	1,167
		260,632
UTILITIES 13.1%
Acwa Power Management And Investments One Ltd. 5.950% due 12/15/2039	790	719

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

AEP Texas, Inc. 3.450% due 01/15/2050	690	624
American Water Capital Corp. 3.850% due 03/01/2024	648	673
Appalachian Power Co. 7.000% due 04/01/2038	260	354
AT&T, Inc.
3.000% due 06/30/2022	1,695	1,711
3.400% due 06/15/2022	250	256
3.550% due 06/01/2024	2,436	2,520
3.800% due 03/01/2024	569	599
4.100% due 02/15/2028	1,511	1,591
4.125% due 02/17/2026	1,174	1,255
4.300% due 02/15/2030	405	437
4.350% due 03/01/2029	290	312
4.450% due 04/01/2024	698	741
4.500% due 03/09/2048	375	409
4.800% due 06/15/2044	2,545	2,848
5.150% due 02/15/2050	410	492
5.250% due 03/01/2037	585	683
5.650% due 02/15/2047	265	334
6.000% due 08/15/2040	200	246
Atmos Energy Corp. 4.150% due 01/15/2043	430	455
Berkshire Hathaway Energy Co. 6.125% due 04/01/2036	879	1,163
BG Energy Capital PLC 5.125% due 10/15/2041	115	131
Black Hills Corp.
3.150% due 01/15/2027	250	268
4.200% due 09/15/2046	100	102
BP Capital Markets America, Inc. 3.937% due 09/21/2028	1,284	1,380
CNOOC Finance Ltd.
3.000% due 05/09/2023	2,655	2,711
3.875% due 05/02/2022	255	263
CNOOC Finance USA LLC 4.375% due 05/02/2028	1,385	1,553
Commonwealth Edison Co. 4.000% due 03/01/2048	500	564
Consolidated Edison Co. of New York, Inc. 3.850% due 06/15/2046	830	826
Consumers Energy Co. 3.125% due 08/31/2024	1,310	1,326
Delmarva Power & Light Co. 3.500% due 11/15/2023	1,087	1,121
DTE Electric Co. 3.650% due 03/15/2024	1,380	1,420
Duke Energy Carolinas LLC 3.950% due 11/15/2028	475	527
Duke Energy Corp.
3.750% due 09/01/2046	100	96
3.950% due 10/15/2023	360	377
Duke Energy Ohio, Inc. 3.800% due 09/01/2023	2,300	2,433
E.ON International Finance BV 6.650% due 04/30/2038	945	1,310
Electricite de France S.A. 4.875% due 01/22/2044	1,176	1,295
Enable Midstream Partners LP 4.950% due 05/15/2028	915	457
Enel Finance International NV 6.000% due 10/07/2039	1,569	1,697
Entergy Corp.
4.000% due 07/15/2022	1,058	1,087
5.125% due 09/15/2020	250	250
Exelon Corp.
3.950% due 06/15/2025	680	684
4.450% due 04/15/2046	325	330
Exelon Generation Co. LLC 5.600% due 06/15/2042	465	451
FirstEnergy Corp.
2.850% due 07/15/2022	895	874
7.375% due 11/15/2031	2,292	3,086
Florida Power & Light Co. 4.125% due 02/01/2042	100	109
Gazprom OAO Via Gaz Capital S.A. 6.510% due 03/07/2022	940	976
Georgia Power Co. 2.100% due 07/30/2023	1,005	982
Indiana Michigan Power Co. 4.250% due 08/15/2048	795	903
Infraestructura Energetica Nova S.A.B. de C.V. 4.875% due 01/14/2048	565	441

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Kentucky Utilities Co. 5.125% due 11/01/2040	100	120
KeySpan Gas East Corp. 2.742% due 08/15/2026	480	487
LLPL Capital Pte Ltd. 6.875% due 02/04/2039	591	582
MidAmerican Energy Co.
3.500% due 10/15/2024	2,362	2,491
4.250% due 07/15/2049	300	353
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	250	289
NextEra Energy Capital Holdings, Inc.
2.750% due 11/01/2029	905	879
3.150% due 04/01/2024	100	103
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	250	244
ONEOK, Inc.
3.400% due 09/01/2029	1,350	1,015
4.450% due 09/01/2049	950	741
4.550% due 07/15/2028	868	732
5.200% due 07/15/2048	920	725
Pacific Gas & Electric Co.
3.500% due 10/01/2020 ^(a)	255	251
5.800% due 03/01/2037 ^(a)	205	210
Pennsylvania Electric Co. 5.200% due 04/01/2020	70	70
Plains All American Pipeline LP
4.500% due 12/15/2026	325	263
5.150% due 06/01/2042	690	459
Shell International Finance BV
3.875% due 11/13/2028	1,110	1,216
4.000% due 05/10/2046	600	675
6.375% due 12/15/2038	995	1,424
Sinopec Group Overseas Development Ltd. 2.500% due 04/28/2020	900	901
Southern California Edison Co.
2.850% due 08/01/2029	835	810
3.650% due 02/01/2050	1,280	1,249
4.125% due 03/01/2048	925	993
Southern California Gas Co.
3.150% due 09/15/2024	1,415	1,462
4.125% due 06/01/2048	705	759
Southern Power Co. 5.150% due 09/15/2041	1,435	1,379
Southwestern Electric Power Co. 4.100% due 09/15/2028	920	989
Southwestern Public Service Co. 6.000% due 10/01/2036	1,243	1,531
Verizon Communications, Inc.
3.376% due 02/15/2025	69	74
4.016% due 12/03/2029	420	476
4.125% due 08/15/2046	795	924
4.400% due 11/01/2034	784	921
4.522% due 09/15/2048	64	81
4.672% due 03/15/2055	1,065	1,363
4.812% due 03/15/2039	250	309
4.862% due 08/21/2046	1,012	1,325
Virginia Electric & Power Co. 8.875% due 11/15/2038	636	1,014
		78,341
Total Corporate Bonds & Notes (Cost $589,409)		583,525
SOVEREIGN ISSUES 0.3%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	285	296

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

3.125% due 07/25/2027	1,060	1,131
Total Sovereign Issues (Cost $1,337)		1,427
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (e) 0.5%		3,169
Total Short-Term Instruments (Cost $3,169)		3,169
Total Investments in Securities (Cost $593,915)		588,121
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	190,960	191
Total Short-Term Instruments (Cost $191)		191
Total Investments in Affiliates (Cost $191)		191
Total Investments 98.5% (Cost $594,106)		$588,312
Financial Derivative Instruments (f) (0.1)%(Cost or Premiums, net $150)		(637)
Other Assets and Liabilities, net 1.6%		9,854
Net Assets 100.0%		$597,529

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)							Security is not accruing income as of the date of this report.
(b)							Institutional Class Shares of each Fund.
(c)							Securities with an aggregate market value of $187 were out on loan in exchange for $191 of cash collateral as of March 31, 2020.
(d)							Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$1,169	U.S. Treasury Notes 1.750% due 05/31/2022		$(1,195)	$1,169	$1,169
JPS	0.000	03/31/2020	04/01/2020	2,000	U.S. Treasury Notes 2.250% due 03/31/2021		(2,042)	2,000	2,000
Total Repurchase Agreements							$(3,237)	$3,169	$3,169
(f)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
							Variation Margin
Description			Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Ultra June Futures			06/2020	30	$4,681	$265		$0	$(10)
U.S. Treasury 30-Year Bond June Futures			06/2020	52	9,311	784		0	(86)
U.S. Treasury Ultra Long-Term Bond June Futures			06/2020	63	13,978	1,490		0	(205)
Total Futures Contracts						$2,539	$0		$(301)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-31 5-Year Index	1.000%	Quarterly	12/20/2023	$1,600	$9	$(6)	$3	$0	$(3)
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	13,100	330	(373)	(43)	0	(38)
CDX.IG-33 10-Year Index	1.000	Quarterly	12/20/2029	32,200	(52)	(1,007)	(1,059)	0	(270)
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	8,100	(137)	83	(54)	0	(25)
Total Swap Agreements					$150	$(1,303)	$(1,153)	$0	$(336)
Cash of $3,885 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$244,552	$0	$244,552
Industrials	0	260,632	0	260,632
Utilities	0	78,341	0	78,341
Sovereign Issues	0	1,427	0	1,427
Short-Term Instruments
Repurchase Agreements	0	3,169	0	3,169
	$0	$588,121	$0	$588,121
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	191	0	0	191
Total Investments	$191	$588,121	$0	$588,312
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(301)	$(336)	$0	$(637)
Total Financial Derivative Instruments	$(301)	$(336)	$0	$(637)
Totals	$(110)	$587,785	$0	$587,675

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
MUNICIPAL BONDS & NOTES 92.2%
ALABAMA 3.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018 4.000% due 12/01/2048	$1,000	$1,029
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	450	442
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,000	2,071
		3,542
ARIZONA 2.2%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	1,000	1,020
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2024	200	219
Industrial Development Authority of the County, Arizona of Yavapai Revenue Notes, Series 2010 1.100% due 04/01/2029	1,000	1,000
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	350	404
		2,643
CALIFORNIA 0.6%
Southern California Public Power Authority Revenue Bonds, Series 2018 4.960% (MUNIPSA + 0.250%) due 07/01/2040 ~	750	750
CONNECTICUT 6.5%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	650	690
5.000% due 08/15/2023	500	553
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,174
Connecticut State General Obligation Notes, Series 2014 5.000% due 11/15/2022	250	272
Connecticut State General Obligation Notes, Series 2015 5.000% due 08/01/2025	350	407
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	1,000	1,008
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	500	497
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,280	2,513
Metropolitan District, Connecticut General Obligation Notes, Series 2018 5.000% due 07/15/2023	500	561
		7,675
DISTRICT OF COLUMBIA 0.5%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	500	536
FLORIDA 7.1%
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2023	700	783
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012 5.000% due 06/01/2021	280	292
Florida Municipal Power Agency Revenue Notes, Series 2016 5.000% due 10/01/2020	250	255
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	250	298
5.000% due 10/01/2026	470	571
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	812
Jacksonville, Florida Revenue Notes, Series 2012 5.000% due 10/01/2021	915	967
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	1,030	1,203
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,149

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2020	650	663
5.000% due 10/01/2024	710	826
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013 5.000% due 10/01/2023	550	611
		8,430
GEORGIA 4.1%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	500	501
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	500	477
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	1,000	1,006
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 1.890% (US0001M) due 08/01/2048 ~	500	499
Main Street Natural Gas Inc., Georgia Revenue Notes, Series 2019 5.000% due 05/15/2022	600	624
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	700	730
Monroe County, Georgia Development Authority Revenue Bonds, Series 2002 2.000% due 09/01/2037	1,000	1,002
		4,839
IDAHO 1.5%
Idaho Health Facilities Authority Revenue Bonds, Series 2013 1.050% due 12/01/2048	1,750	1,750
ILLINOIS 6.6%
Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	1,000	1,012
Illinois Development Finance Authority Revenue Bonds, Series 1990 0.000% due 04/15/2020 (a)	2,770	2,768
Illinois Finance Authority Revenue Notes, Series 2015 5.000% due 11/15/2020	540	549
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	750	770
Illinois State Toll Highway Authority Revenue Notes, Series 2014 5.000% due 12/01/2020	250	256
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	500	574
5.000% due 01/01/2026	375	439
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010 5.250% due 06/01/2020	1,115	1,118
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	350	386
		7,872
INDIANA 2.5%
Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	650	651
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series 2019 1.450% due 06/01/2021	800	800
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	750	795
Whiting, Indiana Revenue Bonds, Series 2009 5.250% due 01/01/2021	750	760
		3,006
KENTUCKY 1.7%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	500	501
Louisville & Jefferson County, Kentucky Metropolitan Sewer District Revenue Notes, Series 2016 5.000% due 05/15/2021	1,000	1,043
Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007 1.650% due 06/01/2033	500	500
		2,044
LOUISIANA 0.2%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	300	258
MARYLAND 0.5%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	480	560

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

		560
MASSACHUSETTS 3.0%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 5.210% (MUNIPSA + 0.500%) due 07/01/2038 ~	1,000	989
Massachusetts Development Finance Agency Revenue Notes, Series 2018 5.000% due 07/01/2021	575	602
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	750	883
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	1,000	1,097
		3,571
MICHIGAN 2.0%
Michigan Finance Authority Revenue Notes, Series 2010 5.000% due 12/01/2020	780	800
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,616
		2,416
MINNESOTA 0.2%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016 4.000% due 01/01/2021	250	255
MISSISSIPPI 1.1%
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds, Series 2004 1.070% due 09/01/2022	500	500
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	750	763
		1,263
MISSOURI 1.7%
Columbia, Missouri Water & Electric System Revenue Notes, Series 2019 5.000% due 10/01/2020	1,000	1,019
St Louis, Missouri Revenue Notes, Series 2019 2.500% due 06/01/2020	1,000	1,002
		2,021
MONTANA 0.8%
Montana Facility Finance Authority Revenue Bonds, Series 2018 5.260% (MUNIPSA + 0.550%) due 08/15/2037 ~	975	974
NEBRASKA 1.6%
Lincoln, Nebraska Electric System Revenue Notes, Series 2012 5.000% due 09/01/2021	485	512
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2021	1,340	1,377
		1,889
NEVADA 3.0%
Clark County, Nevada Revenue Bonds, Series 2010 1.875% due 06/01/2031	1,000	1,000
Clark County, Nevada Revenue Bonds, Series 2017 1.600% due 01/01/2036	1,000	1,001
Clark Department of Aviation, Nevada Revenue Notes, Series 2019 5.000% due 07/01/2020	1,000	1,008
Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	500	501
		3,510
NEW JERSEY 2.0%
New Jersey Economic Development Authority Revenue Notes, Series 2016 5.000% due 06/15/2020	500	502
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	900	1,066
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	750	786
		2,354
NEW MEXICO 0.9%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,090

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NEW YORK 10.5%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2020	500	505
5.000% due 07/15/2021	585	609
Central Square Central School District, New York General Obligation Notes, Series 2019 2.000% due 06/26/2020	300	301
Long Island Power Authority, New York Revenue Notes, Series 2015 5.000% due 09/01/2021	140	148
Long Island Power Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2028	1,000	1,242
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2024	65	69
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 1.879% (US0001M) due 11/01/2026 ~	500	499
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014 5.000% due 11/15/2020	770	781
Metropolitan Transportation Authority, New York Revenue Notes, Series 2016 5.000% due 11/15/2021	250	259
Metropolitan Transportation Authority, New York Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,076
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	750	788
Nassau County, New York General Obligation Notes, Series 2010 5.000% due 10/01/2020	500	510
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	750	773
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	750	750
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019 5.000% due 11/01/2020	500	511
New York Power Authority Revenue Bonds, Series 2011 5.000% due 11/15/2022	360	398
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	870	921
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	1,000	1,029
New York State Housing Finance Agency Revenue Bonds, Series 2019 1.800% due 05/01/2050	350	350
Port Chester-Rye Union Free School District, New York General Obligation Notes, Series 2019 2.500% due 06/12/2020	500	501
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2021	500	514
		12,534
NORTH CAROLINA 1.8%
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 1.459% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,000	995
Wake County, North Carolina General Obligation Notes, Series 2018 5.000% due 03/01/2024	1,025	1,177
		2,172
OHIO 2.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018 2.250% due 02/15/2048	500	502
Butler County, Ohio Revenue Notes, Series 2017 4.000% due 11/15/2023	500	546
Ohio Water Development Authority Revenue Notes, Series 2013 5.000% due 06/01/2021	130	136
Ohio Water Development Authority Revenue Notes, Series 2018 5.000% due 06/01/2028	1,540	1,956
		3,140
PENNSYLVANIA 6.0%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017 1.137% (0.7*US0001M + 0.490%) due 01/01/2030 ~	745	746
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2020	500	503
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	530	606
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	500	546
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002 2.550% due 12/01/2029	1,000	1,001
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 5.430% (MUNIPSA + 0.720%) due 09/01/2051 ~	500	500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 2.150% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	748
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	1,000	1,014

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Pennsylvania Turnpike Commission Revenue Notes, Series 2018 5.310% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,008
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015 5.000% due 08/01/2020	500	506
		7,178
TENNESSEE 0.6%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2023	600	672
TEXAS 8.7%
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	750	752
Garland, Texas Electric Utility System Revenue Notes, Series 2019 5.000% due 03/01/2025	500	582
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 3.000% due 10/01/2049	1,000	1,007
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	350	398
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 2.400% due 06/01/2030	1,000	1,012
North Texas Tollway Authority Revenue Notes, Series 2014 5.000% due 01/01/2022	720	767
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2021	385	396
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	750	783
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	750	746
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	750	750
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	500	512
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	750	752
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	275	303
Texas State Revenue Notes, Series 2019 4.000% due 08/27/2020	1,000	1,011
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2024	500	583
		10,354
UTAH 0.5%
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	500	572
VIRGINIA 0.8%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008 2.150% due 11/01/2035	1,000	998
WASHINGTON 5.5%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 5.160% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	745
King County, Washington Sewer Revenue Bonds, Series 2012 2.600% due 01/01/2043	750	757
Port of Seattle, Washington Revenue Notes, Series 2015 5.000% due 03/01/2023	1,000	1,108
Port of Tacoma, Washington General Obligation Notes, Series 2016 4.000% due 12/01/2022	440	473
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 5.200% (MUNIPSA + 0.490%) due 11/01/2046 ~	675	682
Washington Health Care Facilities Authority Revenue Bonds, Series 2010 5.250% due 10/01/2032	735	735
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 5.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,022
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	870	978
		6,500
WEST VIRGINIA 1.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,000	1,008

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

West Virginia University Revenue Notes, Series 2011 5.000% due 10/01/2020	500	510
		1,518
WISCONSIN 0.6%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2022	650	699
Total Municipal Bonds & Notes (Cost $108,877)		109,585
U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
1.500% due 01/15/2023	600	620
1.500% due 11/30/2024	1,100	1,159
Total U.S. Treasury Obligations (Cost $1,709)		1,779
SHORT-TERM INSTRUMENTS 6.3%
REPURCHASE AGREEMENTS (c) 2.9%		3,396
U.S. TREASURY BILLS 3.4%
0.000% due 04/28/2020 (a)(b)	4,100	4,100
Total Short-Term Instruments (Cost $7,496)		7,496
Total Investments in Securities (Cost $118,082)		118,860
Total Investments 100.0% (Cost $118,082)		$118,860
Other Assets and Liabilities, net 0.0%		(9)
Net Assets 100.0%		$118,851

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)							Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$3,396	U.S. Treasury Notes 1.750% due 05/31/2022		$(3,469)	$3,396	$3,396
Total Repurchase Agreements							$(3,469)	$3,396	$3,396
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$3,542	$0	$3,542
	Arizona				0	2,643	0	2,643
	California				0	750	0	750
	Connecticut				0	7,675	0	7,675
	District of Columbia				0	536	0	536
	Florida				0	8,430	0	8,430
	Georgia				0	4,839	0	4,839
	Idaho				0	1,750	0	1,750
	Illinois				0	7,872	0	7,872
	Indiana				0	3,006	0	3,006
	Kentucky				0	2,044	0	2,044
	Louisiana				0	258	0	258
	Maryland				0	560	0	560
	Massachusetts				0	3,571	0	3,571
	Michigan				0	2,416	0	2,416
	Minnesota				0	255	0	255
	Mississippi				0	1,263	0	1,263
	Missouri				0	2,021	0	2,021
	Montana				0	974	0	974
	Nebraska				0	1,889	0	1,889
	Nevada				0	3,510	0	3,510
	New Jersey				0	2,354	0	2,354
	New Mexico				0	1,090	0	1,090
	New York				0	12,534	0	12,534
	North Carolina				0	2,172	0	2,172
	Ohio				0	3,140	0	3,140
	Pennsylvania				0	7,178	0	7,178
	Tennessee				0	672	0	672
	Texas				0	10,354	0	10,354
	Utah				0	572	0	572
	Virginia				0	998	0	998
	Washington				0	6,500	0	6,500
	West Virginia				0	1,518	0	1,518
	Wisconsin				0	699	0	699
U.S. Treasury Obligations					0	1,779	0	1,779
Short-Term Instruments
	Repurchase Agreements				0	3,396	0	3,396
	U.S. Treasury Bills				0	4,100	0	4,100
Total Investments					$0	$118,860	$0	$118,860

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the NYSE Arca, Inc. (“NYSE Arca”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the "Manager") to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Notes to Financial Statements (Cont.)

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of March 31, 2020, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2020 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$32,287	$161,496	$(175,440)	$0	$0	$18,343	$475	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	712	1,079	(1,600)	0	0	191	6	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	8,426	(7,390)	0	0	1,036	3	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MBC	HSBC Bank Plc
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
CBK	Citibank N.A.	FOB	Credit Suisse Securities (USA) LLC	RCY	Royal Bank of Canada
CSN	Credit Suisse AG (New York)	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
DEU	Deutsche Bank Securities, Inc.	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	USD (or $)	United States Dollar
CAD	Canadian Dollar	JPY	Japanese Yen

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0003M	3 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFRRATE	Secured Overnight Financing Rate	US0012M	12 Month USD Swap Rate
LIBOR03M	3 Month USD-LIBOR	US0001M	1 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	PSF	Public School Fund	Q-SBLF	Qualified School Bond Loan Fund
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration
CLO	Collateralized Loan Obligation